UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-06322

Exact name of registrant as specified in charter:	Delaware Pooled® Trust

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2011

Item 1. Reports to Stockholders

Semiannual report 2011

April 30, 2011

U.S. equities	International equities
The Large-Cap Value Equity Portfolio	The International Equity Portfolio
The Select 20 Portfolio	The Labor Select International Equity Portfolio
The Large-Cap Growth Equity Portfolio	The Emerging Markets Portfolio
The Focus Smid-Cap Growth Equity Portfolio	The Emerging Markets Portfolio II
The Real Estate Investment Trust Portfolio II	The Global Real Estate Securities Portfolio

U.S. fixed income	International fixed income
The Core Focus Fixed Income Portfolio	The Global Fixed Income Portfolio
The High-Yield Bond Portfolio	The International Fixed Income Portfolio
The Core Plus Fixed Income Portfolio

Delaware Pooled® Trust

Contents

Portfolio objectives	2
Disclosure of Portfolio expenses	4
Sector allocations, security types, country allocations,
and top 10 equity holdings	6
Statements of net assets	18
Statements of assets and liabilities	63
Statements of operations	67
Statements of changes in net assets	71
Financial highlights	76
Notes to financial statements	92
Other Portfolio information	116

Delaware Pooled® Trust
Delaware Pooled Trust, based in Philadelphia, is a registered investment company that offers no-load, open-end equity and fixed income mutual funds to institutional and high net worth individual investors.

Delaware Management Company, a series of Delaware Management Business Trust, serves as investment advisor for the Portfolios. Mondrian Investment Partners Limited serves as investment sub-advisor for The International Equity,1 The Labor Select International Equity, The Emerging Markets,1 The Global Fixed Income,1 and The International Fixed Income2 Portfolios.1

Shareholder services
Delaware Investments provides its Delaware Pooled Trust shareholders with annual and semiannual reports, monthly account reports, and other communications.

A dedicated shareholder services staff is available to assist with account questions and provide net asset values of the Delaware Pooled Trust Portfolios weekdays from 9 a.m. to 5 p.m. Eastern time. Shareholders may call 800 231-8002 or write to: Client Services, Delaware Pooled Trust, 2005 Market Street, Philadelphia, PA 19103.

The performance quoted in this report represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800 231-8002 or visiting www.delawareinvestments.com/institutional/performance. Carefully consider the Portfolios’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Portfolios’ prospectus and, if available, their summary prospectuses, which may be obtained by visiting www.delawareinvestments.com or calling 800 231-8002. Investors should read the prospectus and, if available, the summary prospectus carefully before investing. Performance includes reinvestment of all distributions.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested. Mutual fund advisory services are provided by Delaware Management Company, a series of Delaware Management Business Trust (DMBT), which is a registered investment advisor. Delaware Investments is the marketing name of Delaware Management Holdings, Inc. (DMHI) and its subsidiaries.

1Closed to new investors.
2Effective at the close of business on May 31, 2011, Mondrian ceased to serve as the sub-adviser to The International Fixed Income Portfolio. DMC commenced management of the Portfolio on June 1, 2011.
©2011 Delaware Management Holdings, Inc.	2011 Semiannual report • Delaware Pooled Trust
All third-party trademarks cited are the property of their respective owners.

Portfolio objectives

The Large-Cap Value Equity Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in securities of large-capitalization companies that we believe have long-term capital appreciation potential. The Portfolio currently defines large-capitalization stocks as those with market capitalizations of $5 billion or greater at the time of purchase. Typically, we seek to select securities that we believe are undervalued in relation to their intrinsic value as indicated by multiple factors.

The Select 20 Portfolio seeks long-term capital appreciation. The Portfolio seeks to achieve its objective by investing in a portfolio of twenty (20) securities, primarily common stocks of companies that we believe have long-term capital appreciation potential and are expected to grow faster than the U.S. economy.

The Large-Cap Growth Equity Portfolio seeks capital appreciation. The Portfolio invests primarily in common stocks of growth-oriented companies that we believe have long-term capital appreciation potential and expect to grow faster than the U.S. economy. For purposes of the Portfolio, we generally consider large-capitalization companies to be those that, at the time of purchase, have total market capitalizations within the range of market capitalizations of companies in the Russell 1000® Growth Index.

The Focus Smid-Cap Growth Equity Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in common stocks of growth-oriented companies that we believe have long-term capital appreciation potential and expect to grow faster than the U.S. economy. For purposes of the Portfolio, we will generally consider companies that, at the time of purchase, have total market capitalizations within the range of market capitalizations of companies in the Russell 2500™ Growth Index.

The Real Estate Investment Trust Portfolio II seeks maximum long-term total return, with capital appreciation as a secondary objective. The Portfolio invests primarily in securities of companies principally engaged in the real estate industry.

The Core Focus Fixed Income Portfolio seeks maximum long-term total return, consistent with reasonable risk. The Portfolio will invest primarily in a diversified portfolio of investment grade, fixed income obligations, including securities issued or guaranteed by the U.S. government, its agencies or instrumentalities (U.S. government securities), mortgage-backed securities, asset-backed securities, corporate bonds, and other fixed income securities.

The High-Yield Bond Portfolio seeks high total return. The Portfolio will primarily invest its assets at the time of purchase in: (1) corporate bonds rated BB or lower by Standard & Poor’s (S&P) or similarly rated by another nationally recognized statistical rating organization; (2) securities issued or guaranteed by the U.S. government, its agencies or instrumentalities; or (3) commercial paper of companies rated A-1 or A-2 by S&P, rated P-1 or P-2 by Moody’s Investors Service, Inc., or unrated but considered to be of comparable quality.

The Core Plus Fixed Income Portfolio seeks maximum long-term total return, consistent with reasonable risk. The Portfolio allocates its investments principally among three sectors of the fixed income securities markets: U.S. investment grade sector, U.S. high yield sector, and international sector.

The International Equity Portfolio seeks maximum long-term total return. The Portfolio invests primarily in equity securities of companies that are organized, have a majority of their assets, or derive most of their operating income outside the United States, and that, in our opinion, are undervalued at the time of purchase based on our fundamental analysis. Investments will be made mainly in marketable securities of companies in developed countries. The International Equity Portfolio is presently closed to new investors.

The Labor Select International Equity Portfolio seeks maximum long-term total return. The Portfolio invests primarily in equity securities of companies that are organized, have a majority of their assets, or derive most of their operating income outside of the United States, and that, in our opinion, are undervalued at the time of purchase based on the rigorous fundamental analysis that we employ. In addition to following these quantitative guidelines, we will select securities of issuers that present certain characteristics that are compatible or operate in accordance with certain investment policies or restrictions followed by organized labor.

The Emerging Markets Portfolio seeks long-term capital appreciation. The Portfolio, an international fund, generally invests in equity securities of companies that are organized in, have a majority of their assets in, or derive a majority of their operating income from emerging countries. The Emerging Markets Portfolio is presently closed to new investors.

The Emerging Markets Portfolio II seeks long-term capital appreciation. The Portfolio invests primarily in equity securities of issuers from emerging or developing foreign countries. Under normal market conditions, at least 80% of the Portfolio’s total assets will be invested in equity securities of issuers from countries whose economies are considered to be emerging. The Portfolio’s investment manager considers an “emerging country” to be any country that is: (1) generally recognized to be an emerging or developing country by the international financial community, including the World Bank and the International Finance Corporation; (2) classified by the United Nations as developing; or (3) included in the International Finance Corporation Free Index or the Morgan Stanley Capital International Emerging Markets Index.

2011 Semiannual report • Delaware Pooled Trust

The Global Real Estate Securities Portfolio seeks maximum long-term total return through a combination of current income and capital appreciation. Under normal circumstances, the Portfolio will invest at least 80% of its net assets in securities issued by U.S. and non-U.S. companies in the real estate and real estate–related sectors. The Portfolio may invest in companies across all market capitalizations and may invest its assets in securities of companies located in emerging market countries. Under normal circumstances, the Portfolio will invest at least 40% of its total assets in securities of non-U.S. issuers.

The Global Fixed Income Portfolio seeks current income consistent with the preservation of principal. The Portfolio invests primarily in fixed income securities that may also provide the potential for capital appreciation. The Portfolio is a global fund that invests in issuers located throughout the world. The Global Fixed Income Portfolio is presently closed to new investors.

The International Fixed Income Portfolio seeks current income consistent with the preservation of principal. The Portfolio invests primarily in fixed income securities that may also provide the potential for capital appreciation. The Portfolio is an international fund that invests primarily in issuers that are organized, have a majority of their assets, or derive most of their operating income outside of the United States. The International Fixed Income Portfolio is presently closed to new investors.

Carefully consider the Portfolios’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Portfolios’ prospectus and, if available, their summary prospectuses, which may be obtained by visiting www.delawareinvestments.com or calling 800 231-8002. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

The Portfolios of Delaware Pooled® Trust (DPT) are designed exclusively for institutional investors and high net worth individuals.

International investments entail risks not ordinarily associated with U.S. investments including fluctuation in currency values, differences in accounting principles, or economic or political instability in other nations. Investing in emerging markets can be riskier than investing in established foreign markets due to increased volatility and lower trading volume.

Narrowly focused investments may exhibit higher volatility than investments in multiple industry sectors.

REIT investments are subject to many of the risks associated with direct real estate ownership, including changes in economic conditions, credit risk, and interest rate fluctuations.

A REIT fund’s tax status as a regulated investment company could be jeopardized if it holds real estate directly, as a result of defaults, or receives rental income from real estate holdings.

The Portfolios’ share prices and yields will fluctuate in response to movements in stock prices.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Portfolios may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Portfolios may be prepaid prior to maturity, potentially forcing the Portfolios to reinvest that money at a lower interest rate.

Securities in the lowest of the rating categories considered to be investment grade (that is, Baa or BBB) have some speculative characteristics.

High yielding, noninvestment grade bonds (junk bonds) involve higher risk than investment grade bonds.

The high yield secondary market is particularly susceptible to liquidity problems when institutional investors, such as mutual funds and certain other financial institutions, temporarily stop buying bonds for regulatory, financial, or other reasons. In addition, a less liquid secondary market makes it more difficult for a Portfolio to obtain precise valuations of the high yield securities in its portfolio.

Because the Portfolios expect to hold a concentrated portfolio of a limited number of securities, the Portfolios’ risk is increased because each investment has a greater effect on the Portfolios’ overall performance.

The Real Estate Investment Trust II, The Global Real Estate Securities, The Select 20, The Global Fixed Income, and The International Fixed Income Portfolios are considered “nondiversified” as defined in the Investment Company Act of 1940. “Nondiversified” Portfolios may allocate more of their net assets to investments in single securities than “diversified” Portfolios. Resulting adverse effects may subject these Portfolios to greater risks and volatility.

2011 Semiannual report • Delaware Pooled Trust

Disclosure of Portfolio expenses
For the six month period from November 1, 2010 to April 30, 2011

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including reimbursement fees on The Emerging Markets Portfolio; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees on Class P shares of The Global Real Estate Securities Portfolio and other Portfolio expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period from November 1, 2010 to April 30, 2011.

Actual Expenses

The first section of the table shown, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Certain of the Portfolios’ actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

In each case, “Expenses Paid During Period” are equal to a Portfolio’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Delaware Pooled® Trust
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	11/1/10 to
	11/1/10	4/30/11	Ratio	4/30/11
Actual Portfolio Return
The Large-Cap
Value Equity
Portfolio	$1,000.00	$1,185.70	0.70%	$3.79
The Select 20
Portfolio	1,000.00	1,160.60	0.89%	4.77
The Large-Cap
Growth Equity
Portfolio	1,000.00	1,156.00	0.65%	3.47
The Focus Smid-Cap
Growth Equity
Portfolio	1,000.00	1,291.50	0.92%	5.23
The Real Estate
Investment Trust
Portfolio II	1,000.00	1,155.30	0.95%	5.08
The Core Focus
Fixed Income
Portfolio	1,000.00	1,018.00	0.43%	2.15
The High-Yield
Bond Portfolio	1,000.00	1,075.90	0.58%	2.99
The Core Plus
Fixed Income
Portfolio	1,000.00	1,012.60	0.45%	2.25
The International
Equity Portfolio	1,000.00	1,107.50	0.87%	4.55
The Labor Select
International Equity
Portfolio	1,000.00	1,097.60	0.87%	4.52
The Emerging
Markets Portfolio	1,000.00	1,063.20	1.16%	5.93
The Emerging
Markets Portfolio II	1,000.00	1,114.90	1.32%	6.92
The Global Real Estate
Securities Portfolio
Original Class	1,000.00	1,113.80	1.19%	6.24

2011 Semiannual report • Delaware Pooled Trust

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	11/1/10 to
	11/1/10	4/30/11	Ratio	4/30/11
Actual Portfolio Return (continued)
The Global Real
Estate Securities
Portfolio Class P	$1,000.00	$1,111.40	1.44%	$7.54
The Global Fixed
Income Portfolio	1,000.00	1,008.50	0.60%	2.99
The International
Fixed Income
Portfolio	1,000.00	1,013.70	0.60%	3.00
Hypothetical 5% Return (5% return before expenses)
The Large-Cap
Value Equity
Portfolio	$1,000.00	$1,021.32	0.70%	$3.51
The Select 20
Portfolio	1,000.00	1,020.38	0.89%	4.46
The Large-Cap
Growth Equity
Portfolio	1,000.00	1,021.57	0.65%	3.26
The Focus Smid-Cap
Growth Equity
Portfolio	1,000.00	1,020.23	0.92%	4.61
The Real Estate
Investment Trust
Portfolio II	1,000.00	1,020.08	0.95%	4.76
The Core Focus
Fixed Income
Portfolio	1,000.00	1,022.66	0.43%	2.16
The High-Yield
Bond Portfolio	1,000.00	1,021.92	0.58%	2.91
The Core Plus
Fixed Income
Portfolio	1,000.00	1,022.56	0.45%	2.26
The International
Equity Portfolio	1,000.00	1,020.48	0.87%	4.36
The Labor Select
International
Equity Portfolio	1,000.00	1,020.48	0.87%	4.36
The Emerging
Markets Portfolio	1,000.00	1,019.04	1.16%	5.81
The Emerging
Markets Portfolio II	1,000.00	1,018.25	1.32%	6.61
The Global Real
Estate Securities
Portfolio
Original Class	1,000.00	1,018.89	1.19%	5.96
The Global Real
Estate Securities
Portfolio Class P	1,000.00	1,017.65	1.44%	7.20
The Global Fixed
Income Portfolio	1,000.00	1,021.82	0.60%	3.01
The International
Fixed Income
Portfolio	1,000.00	1,021.82	0.60%	3.01

Effective February 28, 2011, Delaware Management Company (DMC) has contractually agreed to waive that portion, if any, of its management fee and reimburse The Emerging Markets Portfolio II to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan and certain other expenses) do not exceed 1.20% of average daily net assets of the Portfolio through February 28, 2012. The Fund’s expense analysis would be as follows if this new limit was in effect for the entire period:

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	11/1/10 to
	11/1/10	4/30/11	Ratio	4/30/11
Actual Portfolio Return
The Emerging
Markets Portfolio II	$1,000.00	$1,114.90	1.20%	$6.29
Hypothetical 5% Return (5% return before expenses)
The Emerging
Markets Portfolio II	1,000.00	1,018.84	1.20%	6.01

2011 Semiannual report • Delaware Pooled Trust

Security types/sector allocations and
top 10 equity holdings

Delaware Pooled® Trust
As of April 30, 2011

Sector designations may be different than the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one portfolio being different than another portfolio’s sector designations.

The Large-Cap Value Equity Portfolio

Percentage
Security type/Sector	of Net Assets
Common Stock	98.71%
Consumer Discretionary	5.70%
Consumer Staples	14.90%
Energy	11.94%
Financials	11.82%
Healthcare	18.34%
Industrials	8.88%
Information Technology	12.26%
Materials	2.99%
Telecommunications	6.06%
Utilities	5.82%
Short-Term Investments	1.12%
Total Value of Securities	99.83%
Receivables and Other Assets Net of Liabilities	0.17%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets
Intel	3.25%
Johnson & Johnson	3.17%
Merck	3.14%
Motorola Solutions	3.11%
Williams	3.10%
AT&T	3.10%
Baxter International	3.09%
Kraft Foods Class A	3.09%
International Business Machines	3.08%
Safeway	3.08%

The Select 20 Portfolio

Percentage
Security type/Sector	of Net Assets
Common Stock²	92.51%
Consumer Discretionary	16.09%
Energy	3.95%
Financial Services	16.89%
Healthcare	15.92%
Materials & Processing	4.35%
Technology	31.08%
Utilities	4.23%
Short-Term Investments	7.40%
Total Value of Securities	99.91%
Receivables and Other Assets Net of Liabilities	0.09%
Total Net Assets	100.00%

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets
Apple	9.15%
Allergan	6.34%
Medco Health Solutions	5.97%
QUALCOMM	5.92%
MasterCard Class A	5.79%
priceline.com	5.65%
IntercontinentalExchange	5.14%
Crown Castle International	5.04%
Syngenta ADR	4.35%
J2 Global Communications	4.23%

2011 Semiannual report • Delaware Pooled Trust

Delaware Pooled® Trust
As of April 30, 2011

Sector designations may be different than the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one portfolio being different than another portfolio’s sector designations.

The Large-Cap Growth Equity Portfolio

Percentage
Security type/Sector	of Net Assets
Common Stock²	99.18%
Consumer Discretionary	18.41%
Consumer Staples	5.13%
Energy	4.85%
Financial Services	17.23%
Healthcare	14.25%
Materials & Processing	3.18%
Producer Durables	2.80%
Technology	33.33%
Short-Term investments	0.88%
Securities Lending Collateral	6.92%
Total Value of Securities	106.98%
Obligation to Return Securities Lending Collateral	(7.03% )
Receivables and Other Assets Net of Liabilities	0.05%
Total Net Assets	100.00%

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets
Apple	5.91%
QUALCOMM	5.26%
EOG Resources	4.85%
priceline.com	4.74%
Visa Class A	4.57%
Medco Health Solutions	4.53%
Allergan	4.51%
MasterCard Class A	4.35%
Crown Castle International	4.32%
Intuit	4.03%

The Focus Smid-Cap Growth Equity Portfolio

Percentage
Security type/Sector	of Net Assets
Common Stock	94.22%
Consumer Discretionary	24.05%
Consumer Staples	5.86%
Energy	3.91%
Financial Services	15.34%
Healthcare	12.47%
Producer Durables	7.24%
Technology	21.18%
Utilities	4.17%
Short-Term Investments	5.84%
Total Value of Securities	100.06%
Liabilities Net of Receivables and Other Assets	(0.06% )
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets
Weight Watchers International	7.21%
Affiliated Managers Group	4.21%
j2 Global Communications	4.17%
Techne	4.16%
SBA Communications Class A	4.11%
VeriFone Systems	4.11%
Perrigo	4.08%
Core Laboratories	3.91%
Polycom	3.70%
Expeditors International of Washington	3.68%

2011 Semiannual report • Delaware Pooled Trust

(continues)       7

Security types/sector allocations and
top 10 equity holdings

Delaware Pooled® Trust — The Real Estate Investment Portfolio II
As of April 30, 2011

Sector designations may be different than the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one portfolio being different than another portfolio’s sector designations.

Percentage
Security type/Sector	of Net Assets
Common Stock	95.89%
Diversified REITs	5.91%
Healthcare REITs	11.12%
Hotel REITs	5.74%
Industrial REITs	5.07%
Mall REITs	13.84%
Manufactured Housing REIT	0.30%
Multifamily REITs	18.02%
Office REITs	12.78%
Office/Industrial REITs	5.79%
Real Estate Operating Companies	2.03%
Self-Storage REITs	5.59%
Shopping Center REITs	7.92%
Single Tennant REIT	0.44%
Specialty REITs	1.34%
Exchange-Traded Fund	1.17%
Short-Term Investments	2.42%
Total Value of Securities	99.48%
Receivables and Other Assets Net of Liabilities	0.52%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets
Simon Property Group	10.40%
Equity Residential	5.95%
Vornado Realty Trust	5.36%
Public Storage	4.96%
Boston Properties	4.86%
Ventas	3.40%
HCP	3.19%
Host Hotels & Resorts	3.14%
Health Care REIT	2.94%
SL Green Realty	2.69%

2011 Semiannual report • Delaware Pooled Trust

Security types/sector allocations

Delaware Pooled® Trust — The Core Focus Fixed Income Portfolio
As of April 30, 2011

Sector designations may be different than the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one portfolio being different than another portfolio’s sector designations.

Percentage
Security type/Sector	of Net Assets
Agency Asset-Backed Security	0.37%
Agency Mortgage-Backed Securities	27.27%
Commercial Mortgage-Backed Securities	5.90%
Corporate Bonds	28.97%
Banking	10.77%
Basic Industry	1.47%
Brokerage	0.69%
Capital Goods	0.20%
Communications	3.26%
Consumer Cyclical	0.38%
Consumer Non-Cyclical	3.03%
Electric	2.54%
Energy	1.25%
Finance Companies	0.74%
Insurance	1.14%
Natural Gas	1.89%
Real Estate	0.81%
Technology	0.33%
Transportation	0.47%
Municipal Bond	3.36%
Non-Agency Asset-Backed Securities	4.60%
Non-Agency Collateralized Mortgage Obligations	1.49%
Regional Bonds	0.69%
Sovereign Bonds	2.01%
Supranational Banks	0.38%
U.S. Treasury Obligations	27.27%
Preferred Stock	0.44%
Short-Term Investments	17.38%
Securities Lending Collateral	3.49%
Total Value of Securities	123.62%
Obligation to Return Securities Lending Collateral	(4.27%)
Liabilities Net of Receivables and Other Assets	(19.35%)
Total Net Assets	100.00%

2011 Semiannual report • Delaware Pooled Trust

(continues)       9

Security types/sector allocations

Delaware Pooled® Trust — The High-Yield Bond Portfolio
As of April 30, 2011

Sector designations may be different than the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one portfolio being different than another portfolio’s sector designations.

Percentage
Security type/Sector	of Net Assets
Convertible Bond	0.17%
Corporate Bonds	92.61%
Basic Industry	7.80%
Brokerage	0.74%
Capital Goods	9.39%
Consumer Cyclical	10.44%
Consumer Non-Cyclical	9.58%
Energy	12.26%
Finance & Investments	7.55%
Media	7.24%
Services Cyclical	7.67%
Services Non-Cyclical	3.23%
Technology & Electronics	5.53%
Telecommunications	9.93%
Utilities	1.25%
Senior Secured Loans	3.28%
Common Stock	0.27%
Preferred Stock	1.64%
Warrants	0.00%
Short-Term Investment	1.13%
Securities Lending Collateral	22.30%
Total Value of Securities	121.40%
Obligation to Return Securities Lending Collateral	(22.36%)
Receivables and Other Assets Net of Liabilities	0.96%
Total Net Assets	100.00%

2011 Semiannual report • Delaware Pooled Trust

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio
As of April 30, 2011

Sector designations may be different than the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one portfolio being different than another portfolio’s sector designations.

Percentage
Security type/Sector	of Net Assets
Agency Asset-Backed Securities	0.28%
Agency Collateralized Mortgage Obligations	3.32%
Agency Mortgage-Backed Securities	15.56%
Commercial Mortgage-Backed Securities	7.29%
Convertible Bonds	0.57%
Corporate Bonds	47.33%
Banking	10.28%
Basic Industries	4.78%
Brokerage	0.99%
Capital Goods	1.05%
Communications	5.77%
Consumer Cyclical	1.63%
Consumer Non-Cyclical	6.77%
Electric	3.79%
Energy	3.82%
Finance Companies	2.65%
Insurance	0.94%
Natural Gas	2.40%
Real Estate	1.49%
Technology	0.50%
Transportation	0.47%
Non-Agency Asset-Backed Securities	4.16%
Non-Agency Collateralized Mortgage Obligations	1.01%
Regional Bonds	0.34%
Senior Secured Loans	4.35%
Sovereign Bonds	4.59%
Supranational Banks	1.30%
U.S. Treasury Obligations	6.21%
Preferred Stock	0.70%
Purchased Option	0.00%
Short-Term Investment	9.81%
Securities Lending Collateral	2.79%
Total Value of Securities	109.61%
Obligation to Return Securities Lending Collateral	(2.89%)
Liabilities Net of Receivables and Other Assets	(6.72%)
Total Net Assets	100.00%

2011 Semiannual report • Delaware Pooled Trust

Security types/country and sector allocations

Delaware Pooled® Trust — The International Equity Portfolio
As of April 30, 2011

Sector designations may be different than the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s or sub-adviser’s internal sector classifications, which may result in the sector designations for one portfolio being different than another portfolio’s sector designations.

Percentage
Security type/Country	of Net Assets
Common Stock	98.87%
Australia	7.87%
Belgium	0.00%
France	15.93%
Germany	4.42%
Ireland	1.23%
Italy	5.06%
Japan	18.88%
Netherlands	5.67%
New Zealand	0.54%
Singapore	4.25%
Spain	7.06%
Switzerland	5.04%
Taiwan	1.68%
United Kingdom	21.24%
Short-Term Investments	1.21%
Securities Lending Collateral	11.63%
Total Value of Securities	111.71%
Obligation to Return Securities Lending Collateral	(11.82%)
Receivables and Other Assets Net of Liabilities	0.11%
Total Net Assets	100.00%

Percentage
Common Stock by Sector	of Net Assets
Consumer Discretionary	5.27%
Consumer Staples	17.51%
Energy	13.08%
Financials	13.57%
Healthcare	14.98%
Industrials	6.07%
Information Technology	4.80%
Materials	1.94%
Telecommunication Services	16.73%
Utilities	4.92%
Total	98.87%

2011 Semiannual report • Delaware Pooled Trust

Delaware Pooled® Trust — The Labor Select International Equity Portfolio
As of April 30, 2011

Sector designations may be different than the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s or sub-adviser’s internal sector classifications, which may result in the sector designations for one portfolio being different than another portfolio’s sector designations.

Percentage
Security type/Country	of Net Assets
Common Stock	101.05%
Australia	9.40%
Belgium	0.00%
France	16.63%
Germany	1.99%
Ireland	1.49%
Italy	2.40%
Japan	19.57%
Netherlands	6.36%
New Zealand	0.76%
Singapore	4.84%
Spain	7.60%
Switzerland	5.45%
United Kingdom	24.56%
Short-Term Investments	0.61%
Securities Lending Collateral	16.68%
Total Value of Securities	118.34%
Obligation to Return Securities Lending Collateral	(16.75%)
Liabilities Net of Receivables and Other Assets	(1.59%)
Total Net Assets	100.00%

Percentage
Common Stock by Sector	of Net Assets
Consumer Discretionary	5.16%
Consumer Staples	16.37%
Energy	13.23%
Financials	15.50%
Healthcare	16.34%
Industrials	3.76%
Information Technology	3.33%
Materials	2.40%
Telecommunication Services	17.58%
Utilities	7.38%
Total	101.05%

2011 Semiannual report • Delaware Pooled Trust

(continues)       13

Security types/country and sector allocations

Delaware Pooled® Trust — The Emerging Markets Portfolio
As of April 30, 2011

Sector designations may be different than the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s or sub-adviser’s internal sector classifications, which may result in the sector designations for one portfolio being different than another portfolio’s sector designations.

Percentage
Security type/Country	of Net Assets
Common Stock	94.85%
Brazil	15.21%
Chile	2.41%
China	23.15%
Colombia	0.51%
Egypt	0.23%
India	5.57%
Indonesia	3.98%
Kazakhstan	1.01%
Malaysia	1.09%
Mexico	4.74%
Peru	1.74%
Philippines	1.64%
Poland	0.82%
Republic of Korea	5.19%
Russia	3.81%
South Africa	5.77%
Taiwan	8.92%
Thailand	3.89%
Turkey	5.17%
Preferred Stock	4.32%
Short-Term Investments	1.05%
Securities Lending Collateral	3.93%
Total Value of Securities	104.15%
Obligation to Return Securities Lending Collateral	(4.01%)
Liabilities Net of Receivables and Other Assets	(0.14%)
Total Net Assets	100.00%

Percentage
Common and Preferred Stock by Sector	of Net Assets
Consumer Discretionary	4.01%
Consumer Staples	11.60%
Energy	12.84%
Financials	23.51%
Industrials	9.28%
Information Technology	10.98%
Materials	7.29%
Telecommunication Services	8.44%
Utilities	11.22%
Total	99.17%

2011 Semiannual report • Delaware Pooled Trust

Delaware Pooled® Trust — The Emerging Markets Portfolio II
As of April 30, 2011

Sector designations may be different than the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one portfolio being different than another portfolio’s sector designations.

Percentage
Security type/Country	of Net Assets
Common Stock	99.95%
Argentina	1.06%
Bahrain	0.13%
Brazil	18.03%
China/Hong Kong	11.28%
Guernsey	0.42%
Hungary	1.06%
India	1.46%
Indonesia	1.95%
Israel	0.70%
Malaysia	2.81%
Mexico	5.21%
Peru	1.30%
Poland	2.33%
Republic of Korea	15.69%
Russia	7.20%
South Africa	6.27%
Taiwan	7.60%
Thailand	2.32%
Turkey	2.50%
United Kingdom	1.15%
United States	9.48%
Right	0.16%
Short-Term Investments	0.03%
Total Value of Securities	100.14%
Liabilities Net of Receivables and Other Assets	(0.14% )
Total Net Assets	100.00%

Percentage
Common Stock and Right by Sector	of Net Assets
Consumer Discretionary	3.41%
Consumer Staples	15.00%
Energy	13.57%
Financials	20.42%
Industrials	4.84%
Information Technology	14.61%
Materials	14.40%
Telecommunication Services	11.74%
Utilities	2.12%
Total	100.11%

2011 Semiannual report • Delaware Pooled Trust

(continues)       15

Security types/country and sector allocations

Delaware Pooled® Trust — The Global Real Estate Securities Portfolio
As of April 30, 2011

Sector designations may be different than the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one portfolio being different than another portfolio’s sector designations.

Percentage
Security type/Country	of Net Assets
Common Stock	97.46%
Australia	10.07%
Austria	1.17%
Belgium	1.47%
Brazil	0.20%
Canada	5.96%
China/Hong Kong	13.12%
France	3.53%
Germany	0.96%
Japan	7.10%
Netherlands	1.02%
Singapore	3.94%
Sweden	0.85%
United Kingdom	7.85%
United States	40.22%
Short-Term Investments	1.61%
Securities Lending Collateral	17.16%
Total Value of Securities	116.23%
Obligation to Return Securities Lending Collateral	(17.81% )
Receivables and Other Assets Net of Liabilities	1.58%
Total Net Assets	100.00%

Percentage
Common Stock by Sector	of Net Assets
Diversified REITs	25.63%
Healthcare REITs	4.37%
Hotel REITs	3.06%
Industrial REITs	1.68%
Mall REITs	6.04%
Multifamily REITs	8.85%
Office REITs	14.27%
Real Estate Operating Companies	22.28%
Self-Storage REITs	2.35%
Shopping Center REITs	8.93%
Total	97.46%

2011 Semiannual report • Delaware Pooled Trust

Security types/country allocations

Delaware Pooled® Trust
As of April 30, 2011

The Global Fixed Income Portfolio

Percentage
Security type/country	of Net Assets
Bonds	98.51%
Austria	2.59%
Canada	2.01%
Denmark	3.52%
France	0.54%
Germany	12.84%
Italy	6.69%
Japan	3.69%
Mexico	4.67%
Netherlands	7.61%
Norway	5.04%
Poland	4.14%
Qatar	1.88%
Slovakia	1.92%
Slovenia	1.55%
Spain	0.49%
Supranational	9.21%
United Kingdom	6.03%
United States	24.09%
Short-Term Investments	0.60%
Total Value of Securities	99.11%
Receivables and Other Assets Net of Liabilities	0.89%
Total Net Assets	100.00%

The International Fixed Income Portfolio

Percentage
Security type/country	of Net Assets
Bonds	98.30%
Canada	3.49%
Denmark	2.58%
Finland	3.96%
France	9.14%
Germany	14.18%
Italy	4.47%
Japan	9.44%
Netherlands	8.35%
Norway	3.23%
Poland	4.04%
Slovakia	2.43%
Slovenia	3.23%
Supranational	14.05%
United Kingdom	5.44%
United States	10.27%
Short-Term Investments	0.24%
Total Value of Securities	98.54%
Receivables and Other Assets Net of Liabilities	1.46%
Total Net Assets	100.00%

2011 Semiannual report • Delaware Pooled Trust

Statements of net assets

Delaware Pooled® Trust — The Large-Cap Value Equity Portfolio
April 30, 2011 (Unaudited)

	Number of
	Shares	Value
Common Stock – 98.71%
Consumer Discretionary – 5.70%
Comcast Class A	7,500	$196,800
Lowe’s	6,900	181,125
		377,925
Consumer Staples – 14.90%
Archer-Daniels-Midland	5,100	188,802
CVS Caremark	5,500	199,320
Kimberly-Clark	2,900	191,574
Kraft Foods Class A	6,100	204,838
Safeway	8,400	204,204
		988,738
Energy – 11.94%
Chevron	1,800	196,992
ConocoPhillips	2,400	189,432
Marathon Oil	3,700	199,948
Williams	6,200	205,654
		792,026
Financials – 11.82%
Allstate	6,000	203,040
Bank of New York Mellon	6,400	185,344
Marsh & McLennan	6,400	193,792
Travelers	3,200	202,496
		784,672
Healthcare – 18.34%
Baxter International	3,600	204,840
Cardinal Health	4,600	200,974
Johnson & Johnson	3,200	210,304
Merck	5,800	208,510
Pfizer	9,311	195,159
Quest Diagnostics	3,500	197,330
		1,217,117
Industrials – 8.88%
Northrop Grumman	3,200	203,552
Raytheon	3,800	184,490
Waste Management	5,100	201,246
		589,288
Information Technology – 12.26%
Intel	9,300	215,667
International Business Machines	1,200	204,696
† Motorola Solutions	4,500	206,460
Xerox	18,500	186,665
		813,488
Materials – 2.99%
duPont (E.I.) deNemours	3,500	198,765
		198,765
Telecommunications – 6.06%
AT&T	6,600	205,392
Verizon Communications	5,200	196,456
		401,848
Utilities – 5.82%
Edison International	5,000	196,350
Progress Energy	4,000	189,800
		386,150
Total Common Stock (cost $5,188,255)		6,550,017

	Principal
	Amount
≠Short-Term Investments – 1.12%
Discount Notes – 1.12%
Federal Home Loan
0.001% 5/2/11	$46,219	46,218
0.03% 5/3/11	4,043	4,043
0.037% 5/23/11	5,175	5,175
0.04% 5/9/11	11,096	11,096
0.05% 5/16/11	4,043	4,043
0.06% 6/7/11	3,841	3,840
Total Short-Term Investments
(cost $74,415)		74,415

Total Value of Securities – 99.83%
(cost $5,262,670)		6,624,432
Receivables and Other Assets
Net of Liabilities – 0.17%		11,068
Net Assets Applicable to 381,640
Shares Outstanding; Equivalent to
$17.39 Per Share 100.00%		$6,635,500

Components of Net Assets at April 30, 2011:
Shares of beneficial interest
(unlimited authorization – no par)		$7,521,436
Undistributed net investment income		44,453
Accumulated net realized loss on investments		(2,292,151)
Net unrealized appreciation of investments		1,361,762
Total net assets		$6,635,500

≠The rate shown is the effective yield at the time of purchase.
†Non income producing security.

See accompanying notes, which are an integral part of the financial statements.

2011 Semiannual report • Delaware Pooled Trust

Delaware Pooled® Trust — The Select 20 Portfolio
April 30, 2011 (Unaudited)

		Number of
		Shares	Value
Common Stock – 92.51%²
Consumer Discretionary – 16.09%
†	Apollo Group Class A	16,850	$674,506
	Lowe’s	31,800	834,750
†	priceline.com	2,200	1,203,421
	Strayer Education	5,800	718,504
			3,431,181
Energy – 3.95%
	EOG Resources	7,450	841,180
			841,180
Financial Services – 16.89%
	Bank of New York Mellon	20,700	599,472
†	IntercontinentalExchange	9,100	1,095,185
	MasterCard Class A	4,475	1,234,607
	Visa Class A	8,600	671,832
			3,601,096
Healthcare – 15.92%
	Allergan	17,000	1,352,520
†	Medco Health Solutions	21,450	1,272,629
	Perrigo	8,500	768,060
			3,393,209
Materials & Processing – 4.35%
	Syngenta ADR	13,100	926,694
			926,694
Technology – 31.08%
†	Apple	5,600	1,950,087
†	Crown Castle International	25,050	1,073,643
†	Google Class A	1,625	884,163
†	Polycom	14,200	849,586
	QUALCOMM	22,200	1,261,848
†	VeriSign	16,400	606,144
			6,625,471
Utilities – 4.23%
†	j2 Global Communications	30,600	901,476
			901,476
Total Common Stock
	(cost $15,717,594)		19,720,307

	Principal
	Amount
≠Short-Term Investments – 7.40%
Discount Notes – 7.40%
Federal Home Loan
0.001% 5/2/11	$1,108,402	1,108,402
0.03% 5/3/11	56,062	56,062
0.037% 5/23/11	71,760	71,759
0.04% 5/9/11	232,570	232,570
0.05% 5/16/11	56,062	56,062
0.06% 6/7/11	53,259	53,259
Total Short-Term Investments
(cost $1,578,109)		1,578,114

Total Value of Securities – 99.91%
(cost $17,295,703)		21,298,421
Receivables and Other Assets
Net of Liabilities – 0.09%		18,638
Net Assets Applicable to 3,042,073
Shares Outstanding; Equivalent to
$7.01 Per Share – 100.00%		$21,317,059

Components of Net Assets at April 30, 2011:
Shares of beneficial interest
(unlimited authorization – no par)		$20,633,561
Undistributed net investment income		13,332
Accumulated net realized loss on investments		(3,332,552)
Net unrealized appreciation of investments		4,002,718
Total net assets		$21,317,059

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non income producing security.
≠	The rate shown is the effective yield at the time of purchase.

ADR — American Depositary Receipts

See accompanying notes, which are an integral part of the financial statements.

2011 Semiannual report • Delaware Pooled Trust

(continues)       19

Statements of net assets

Delaware Pooled® Trust — The Large-Cap Growth Equity Portfolio
April 30, 2011 (Unaudited)

		Number of
		Shares	Value
Common Stock – 99.18%²
Consumer Discretionary – 18.41%
†	Apollo Group Class A	157,500	$6,304,725
*†	Ctrip.com International ADR	117,000	5,700,240
	Lowe’s	215,900	5,667,375
*	NIKE Class B	64,700	5,326,104
†	priceline.com	18,000	9,846,180
*	Staples	256,400	5,420,296
			38,264,920
Consumer Staples – 5.13%
	Procter & Gamble	69,200	4,491,080
	Walgreen	144,500	6,173,040
			10,664,120
Energy – 4.85%
	EOG Resources	89,300	10,082,863
			10,082,863
Financial Services – 17.23%
	Bank of New York Mellon	184,400	5,340,224
	CME Group	19,400	5,737,938
†	IntercontinentalExchange	51,500	6,198,025
	MasterCard Class A	32,800	9,049,192
	Visa Class A	121,600	9,499,392
			35,824,771
Healthcare – 14.25%
	Allergan	117,800	9,372,168
†	Medco Health Solutions	158,900	9,427,537
	Novo-Nordisk ADR	50,500	6,433,195
*	Perrigo	48,600	4,391,496
			29,624,396
Materials & Processing – 3.18%
	Syngenta ADR	93,400	6,607,116
			6,607,116
Producer Durables – 2.80%
	Expeditors International of Washington	107,200	5,817,744
			5,817,744
Technology – 33.33%
*†	Adobe Systems	190,700	6,397,985
†	Apple	35,300	12,292,519
†	Crown Castle International	209,300	8,970,598
†	Google Class A	14,300	7,780,630
†	Intuit	150,700	8,372,892
*†	Polycom	78,000	4,666,740
	QUALCOMM	192,300	10,930,332
†	Teradata	93,700	5,239,704
*	VeriSign	125,700	4,645,872
			69,297,272
Total Common Stock
(cost $150,348,722)			206,183,202

	Principal
	Amount
≠Short-Term Investments – 0.88%
Discount Notes – 0.88%
Federal Home Loan Bank
0.001% 5/2/11	$1,526,086	1,526,087
0.03% 5/3/11	8,085	8,085
0.037% 5/23/11	10,349	10,349
0.04% 5/9/11	263,546	263,545
0.05% 5/16/11	8,085	8,085
0.06% 6/7/11	7,681	7,681
Total Short-Term Investments
(cost $1,823,831)		1,823,832

Total Value of Securities Before Securities
Lending Collateral – 100.06%
(cost $152,172,553)		208,007,034

	Number of
	Shares
Securities Lending Collateral** – 6.92%
Investment Companies
BNY Mellon SL DBT II
Liquidating Fund	142,508	138,403
Delaware Investments Collateral
Fund No. 1	14,255,078	14,255,078
@†Mellon GSL Reinvestment Trust II	213,107	0
Total Securities Lending Collateral
(cost $14,610,693)		14,393,481

Total Value of Securities – 106.98%
(cost $166,783,246)		222,400,515	©
Obligation to Return Securities
Lending Collateral** – (7.03%)		(14,610,693)
Receivables and Other Assets
Net of Other Liabilities – 0.05%		99,909
Net Assets Applicable to 20,291,711
Shares Outstanding; Equivalent to
$10.25 Per Share – 100.00%		$207,889,731

2011 Semiannual report • Delaware Pooled Trust

Components of Net Assets at April 30, 2011:
Shares of beneficial interest
(unlimited authorization – no par)	$216,610,638
Undistributed net investment income	147,585
Accumulated net realized loss on investments	(64,485,761)
Net unrealized appreciation of investments	55,617,269
Total net assets	$207,889,731

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non income producing security.
≠	The rate shown is the effective yield at the time of purchase.
*	Fully or partially on loan.
**	See Note 9 in “Notes to financial statements.”
©	Includes $14,286,285 of securities loaned.
@	Illiquid security. At April 30, 2011, the aggregate amount of illiquid securities was $0, which represented 0.00% of the Portfolio’s net assets. See Note 10 in “Notes to financial statements.”

ADR — American Depositary Receipts

See accompanying notes, which are an integral part of the financial statements.

2011 Semiannual report • Delaware Pooled Trust

(continues)       21

Statements of net assets

Delaware Pooled® Trust — The Focus Smid-Cap Growth Equity Portfolio
April 30, 2011 (Unaudited)

		Number of
		Shares	Value
Common Stock – 94.22%
Consumer Discretionary – 24.05%
†	DineEquity	3,500	$174,895
	Fastenal	3,500	234,815
	Gentex	6,400	200,640
†	Interval Leisure Group	8,400	134,988
†	ITT Educational Services	2,300	164,979
	Ritchie Bros Auctioneers	6,700	209,509
	Strayer Education	2,400	297,312
	Weight Watchers International	7,800	606,449
			2,023,587
Consumer Staples – 5.86%
†	Peet’s Coffee & Tea	5,200	241,696
	Whole Foods Market	4,000	251,040
			492,736
Energy – 3.91%
	Core Laboratories	3,425	328,732
			328,732
Financial Services – 15.34%
†	Affiliated Managers Group	3,250	354,509
	Heartland Payment Systems	11,300	225,548
†	IntercontinentalExchange	2,250	270,788
†	MSCI Class A	7,050	250,064
	optionsXpress Holdings	10,300	189,932
			1,290,841
Healthcare – 12.47%
†	ABIOMED	10,100	175,538
†	athenahealth	3,900	180,297
	Perrigo	3,800	343,368
	Techne	4,500	349,695
			1,048,898
Producer Durables – 7.24%
	Expeditors International of Washington	5,700	309,339
	Graco	6,000	300,180
			609,519
Technology – 21.18%
	Blackbaud	10,400	287,664
†	Polycom	5,200	311,116
†	SBA Communications Class A	8,950	345,739
†	Teradata	3,900	218,088
†	VeriFone Systems	6,300	345,366
	VeriSign	7,400	273,504
			1,781,477
Utilities – 4.17%
	†j2 Global Communications	11,900	350,574
			350,574
Total Common Stock
	(cost $5,542,773)		7,926,364

	Principal
	Amount
≠Short-Term Investments – 5.84%
Discount Notes – 5.84%
0.001% 5/2/11	$338,940	338,940
0.03% 5/3/11	18,846	18,846
0.037% 5/23/11	24,123	24,123
0.04% 5/9/11	72,514	72,514
0.05% 5/16/11	18,846	18,846
0.06% 6/7/11	17,904	17,903
Total Short-Term Investments
(cost $491,170)		491,172

Total Value of Securities – 100.06%
(cost $6,033,943)		8,417,536
Liabilities Net of Receivables and
Other Assets – (0.06%)		(4,714)
Net Assets Applicable to 534,034
Shares Outstanding; Equivalent to
$15.75 Per Share – 100.00%		$8,412,822

Components of Net Assets at April 30, 2011:
Shares of beneficial interest
(unlimited authorization – no par)		$7,202,515
Undistributed net investment income		4,484
Accumulated net realized loss on investments		(1,177,770)
Net unrealized appreciation of investments		2,383,593
Total net assets		$8,412,822

≠The rate shown is the effective yield at the time of purchase.
†Non income producing security.

See accompanying notes, which are an integral part of the financial statements.

2011 Semiannual report • Delaware Pooled Trust

Delaware Pooled® Trust — The Real Estate Investment Trust Portfolio II
April 30, 2011 (Unaudited)

Number of
Shares	Value
Common Stock – 95.89%
Diversified REITs – 5.91%
Lexington Realty Trust	1,775	$17,715
Vornado Realty Trust	1,770	171,123
188,838
Healthcare REITs – 11.12%
Cogdell Spencer	865	5,233
HCP	2,575	102,022
Health Care REIT	1,745	93,829
Nationwide Health Properties	1,045	45,771
Ventas	1,940	108,504
355,359
Hotel REITs – 5.74%
Ashford Hospitality Trust	1,485	18,518
DiamondRock Hospitality	2,145	25,826
†	FelCor Lodging Trust	490	3,116
Host Hotels & Resorts	5,648	100,478
LaSalle Hotel Properties	1,255	35,316
183,254
Industrial REITs – 5.07%
AMB Property	2,255	82,082
DCT Industrial Trust	3,765	21,875
ProLogis	3,570	58,155
162,112
Mall REITs – 13.84%
General Growth Properties	1,718	28,691
Macerich	1,538	81,237
Simon Property Group	2,901	332,280
442,208
Manufactured Housing REIT – 0.30%
Equity Lifestyle Properties	160	9,574
9,574
Multifamily REITs – 18.02%
AvalonBay Communities	507	64,191
BRE Properties	1,120	56,806
Camden Property Trust	1,270	79,693
Colonial Properties Trust	1,910	40,416
Equity Residential	3,185	190,209
Essex Property Trust	484	65,572
Home Properties	655	41,527
UDR	1,441	37,307
575,721
Office REITs – 12.78%
Alexandria Real Estate Equities	750	61,613
Boston Properties	1,485	155,227
Brandywine Realty Trust	1,920	24,384
CommonWealth REIT	805	22,049
Kilroy Realty	1,415	59,345
SL Green Realty	1,040	85,831
408,449
Office/Industrial REITs – 5.79%
Digital Realty Trust	850	51,289
DuPont Fabros Technology	1,705	41,704
Liberty Property Trust	1,840	64,713
PS Business Parks	455	27,418
185,124
Real Estate Operating Companies – 2.03%
Brookfield Properties	1,630	32,241
Starwood Hotels & Resorts Worldwide	550	32,764
65,005
Self-Storage REITs – 5.59%
Extra Space Storage	930	20,135
Public Storage	1,350	158,368
178,503
Shopping Center REITs – 7.92%
Acadia Realty Trust	1,055	21,997
Federal Realty Investment Trust	593	51,923
Kimco Realty	4,165	81,384
Regency Centers	760	35,766
Tanger Factory Outlet Centers	695	19,203
Weingarten Realty Investors	1,615	42,652
252,925
Single Tenant REIT – 0.44%
National Retail Properties	530	13,960
13,960
Specialty REITs – 1.34%
Entertainment Properties Trust	465	22,138
Rayonier	310	20,572
42,710
Total Common Stock (cost $2,576,546)	3,063,742

Exchange-Traded Fund – 1.17%
i	Shares Dow Jones U.S. Real Estate Index Fund	600	37,308
Total Exchange-Traded Fund (cost $35,085)	37,308

	Principal
	Amount
≠Short-Term Investments – 2.42%
Discount Notes – 2.42%
Federal Home Loan Bank
0.001% 5/2/11	$53,066	53,067
0.03% 5/3/11	3,032	3,032
0.037% 5/23/11	3,881	3,881
0.04% 5/9/11	11,420	11,420
0.05% 5/16/11	3,032	3,032
0.06% 6/7/11	2,880	2,880
Total Short-Term Investments
(cost $77,311)		77,312

Total Value of Securities – 99.48%
(cost $2,688,942)		3,178,362
Receivables and Other Assets
Net of Liabilities – 0.52%		16,506
Net Assets Applicable to 484,848 Shares
Outstanding; Equivalent to $6.59
Per Share – 100.00%		$3,194,868

2011 Semiannual report • Delaware Pooled Trust

(continues)       23

Statements of net assets

Delaware Pooled® Trust — The Real Estate Investment Trust Portfolio II

Components of Net Assets at April 30, 2011:
Shares of beneficial interest
(unlimited authorization – no par)	$5,571,271
Undistributed net investment income	22,536
Accumulated net realized loss on investments	(2,888,359)
Net unrealized appreciation of investments	489,420
Total net assets	$3,194,868

≠The rate shown is the effective yield at time of purchase.
†Non income producing security.

REIT — Real Estate Investment Trust

See accompanying notes, which are an integral part of the financial statements.

2011 Semiannual report • Delaware Pooled Trust

Delaware Pooled® Trust — The Core Focus Fixed Income Portfolio
April 30, 2011 (Unaudited)

		Principal	Value
		Amount (U.S. $)	(U.S. $)
Agency Asset-Backed Security – 0.37%
	Fannie Mae Grantor Trust Series
	2003-T4 2A5 5.407% 9/26/33	$19,257	$19,788
Total Agency Asset-Backed Security
	(cost $19,070)		19,788

Agency Mortgage-Backed Securities – 27.27%
	Fannie Mae S.F. 15 yr
	4.00% 11/1/25	164,996	171,468
	4.50% 8/1/19	6,140	6,532
	5.00% 1/1/20	5,003	5,379
	5.00% 6/1/20	1,460	1,570
	5.00% 2/1/21	4,821	5,171
	Fannie Mae S.F. 15 yr TBA
	3.50% 5/1/26	180,000	182,166
	4.50% 5/1/26	50,000	52,766
	5.00% 5/1/26	90,000	96,089
	Fannie Mae S.F. 30 yr 6.00% 10/1/35	15,676	17,247
	Fannie Mae S.F. 30 yr TBA
	5.50% 5/1/41	110,000	118,388
	6.00% 5/1/41	520,000	568,587
	Freddie Mac S.F. 15 yr 5.50% 7/1/24	150,032	163,240
	Freddie Mac S.F. 30 yr TBA
	6.50% 5/1/41	70,000	78,608
Total Agency Mortgage-Backed
	Securities (cost $1,452,174)		1,467,211

Commercial Mortgage-Backed Securities – 5.90%
•	Bank of America
	Commercial Mortgage
	Series 2004-3 A5 5.625% 6/10/39	15,000	16,255
	Series 2005-6 A4 5.368% 9/10/47	35,000	38,332
	Bear Stearns Commercial
	Mortgage Securities
	•Series 2006-PW12 A4
	5.907% 9/11/38	20,000	22,235
	Series 2007-PW15 A4
	5.331% 2/11/44	30,000	32,055
•w	Commercial Mortgage Pass Through
	Certificates Series 2005-C6 A5A
	5.116% 6/10/44	25,000	27,098
•	Credit Suisse Mortgage Capital
	Certificates Series 2006-C1 AAB
	5.681% 2/15/39	28,751	30,509
	First Union National Bank-
	Bank of America Commercial
	Mortgage Trust Series 2001-C1 C
	6.403% 3/15/33	2,748	2,755
	Goldman Sachs Mortgage Securities II
	Series 2004-GG2 A3
	4.602% 8/10/38	7,550	7,575
	Series 2005-GG4 A4
	4.761% 7/10/39	35,000	37,028
	Series 2005-GG4 A4A
	4.751% 7/10/39	25,000	26,747
•	JPMorgan Chase Commercial
	Mortgage Securities
	Series 2005-LDP3 A4A
	4.936% 8/15/42	25,000	27,030
	Series 2005-LDP5 A4
	5.372% 12/15/44	20,000	21,889
•	Morgan Stanley Capital I Series
	2007-T27 A4 5.795% 6/11/42	25,000	27,838
Total Commercial Mortgage-Backed
	Securities (cost $275,212)		317,346

Corporate Bonds – 28.97%
Banking – 10.77%
	Abbey National Treasury Services
	4.00% 4/27/16	15,000	15,169
*#	Bank Nederlandse Gemeenten 144A
	1.75% 10/6/15	10,000	9,807
	4.375% 2/16/21	15,000	15,450
	City National 5.25% 9/15/20	10,000	10,210
	Fifth Third Bancorp 3.625% 1/25/16	15,000	15,235
	Goldman Sachs Group
	3.625% 2/7/16	15,000	15,127
	5.375% 3/15/20	8,000	8,334
	6.25% 2/1/41	10,000	10,294
	JPMorgan Chase
	3.45% 3/1/16	35,000	35,444
	*4.40% 7/22/20	15,000	14,845
	JPMorgan Chase Capital XXV
	6.80% 10/1/37	26,000	26,829
	KeyCorp 5.10% 3/24/21	20,000	20,524
	PNC Funding 5.625% 2/1/17	63,000	69,315
•#	Rabobank 144A 11.00% 12/29/49	85,000	111,256
	Santander Holdings USA
	4.625% 4/19/16	5,000	5,166
	SunTrust Banks 3.60% 4/15/16	15,000	15,211
	SVB Financial Group 5.375% 9/15/20	15,000	14,944
•	USB Capital IX 3.50% 4/15/49	123,000	104,260
	Wachovia
	•0.648% 10/15/16	5,000	4,739
	5.25% 8/1/14	5,000	5,427
	5.625% 10/15/16	35,000	38,729
	Wells Fargo 4.60% 4/1/21	5,000	5,063
•	Wells Fargo Capital XIII
	7.70% 12/29/49	8,000	8,324
			579,702
Basic Industry – 1.47%
	Alcoa
	*5.40% 4/15/21	5,000	5,087
	6.75% 7/15/18	5,000	5,661
	ArcelorMittal
	5.50% 3/1/21	5,000	5,078
	9.85% 6/1/19	5,000	6,451

2011 Semiannual report • Delaware Pooled Trust

(continues)       25

Statements of net assets
Delaware Pooled® Trust — The Core Focus Fixed Income Portfolio

		Principal	Value
		Amount (U.S. $)	(U.S. $)
Corporate Bonds (continued)
Basic Industry (continued)
	Cliffs Natural Resources
	4.875% 4/1/21	$10,000	$10,149
	5.90% 3/15/20	5,000	5,489
	Dow Chemical 8.55% 5/15/19	5,000	6,420
*	International Paper 9.375% 5/15/19	15,000	19,581
	Lubrizol 5.50% 10/1/14	5,000	5,613
	Reliance Steel & Aluminum
	6.85% 11/15/36	6,000	6,018
	Teck Resources 9.75% 5/15/14	3,000	3,654
			79,201
Brokerage – 0.69%
	Jefferies Group
	6.25% 1/15/36	5,000	4,715
	6.45% 6/8/27	19,000	19,294
	Lazard Group 6.85% 6/15/17	12,000	13,217
			37,226
Capital Goods – 0.20%
	Allied Waste North America
	6.875% 6/1/17	10,000	10,889
			10,889
Communications – 3.26%
	AT&T 4.45% 5/15/21	15,000	15,118
#	Crown Castle Towers 144A
	4.883% 8/15/20	40,000	39,885
	Historic TW 6.875% 6/15/18	10,000	11,729
#	NBC Universal Media 144A
	4.375% 4/1/21	30,000	29,338
	Qwest 8.375% 5/1/16	20,000	23,850
	Telecom Italia Capital
	5.25% 10/1/15	5,000	5,269
	6.999% 6/4/18	10,000	11,159
	Telefonica Emisiones 5.462% 2/16/21	5,000	5,199
	Time Warner Cable 8.25% 4/1/19	10,000	12,425
	Viacom 3.50% 4/1/17	10,000	10,058
#	Vivendi 144A 6.625% 4/4/18	10,000	11,332
			175,362
Consumer Cyclical – 0.38%
w#	CVS Pass Through Trust 144A
	5.773% 1/10/33	9,943	10,301
	Family Dollar Stores 5.00% 2/1/21	10,000	9,957
			20,258
Consumer Non-Cyclical – 3.03%
	Bio-Rad Laboratories 4.875% 12/15/20	15,000	15,038
	CareFusion 6.375% 8/1/19	10,000	11,297
	Celgene
	2.45% 10/15/15	5,000	4,914
	3.95% 10/15/20	10,000	9,584
	Covidien International Finance
	4.20% 6/15/20	10,000	10,096
	Delhaize Group 5.70% 10/1/40	15,000	14,391
	Express Scripts 3.125% 5/15/16	10,000	10,043
	Hospira 6.40% 5/15/15	10,000	11,316
	Kraft Foods 6.125% 8/23/18	10,000	11,357
	Laboratory Corp of America Holdings
	4.625% 11/15/20	15,000	15,195
	Life Technologies 6.00% 3/1/20	5,000	5,486
	Medco Health Solutions
	4.125% 9/15/20	15,000	14,635
	Merck 3.875% 1/15/21	10,000	9,883
	Quest Diagnostics 4.70% 4/1/21	5,000	5,085
	Safeway 3.95% 8/15/20	10,000	9,663
#	Woolworths 144A 4.55% 4/12/21	5,000	5,083
			163,066
Electric – 2.54%
	Ameren Illinois 9.75% 11/15/18	60,000	78,574
#	American Transmission Systems
	144A 5.25% 1/15/22	10,000	10,525
	Dominion Resources 4.45% 3/15/21	5,000	5,039
	Exelon Generation 4.00% 10/1/20	5,000	4,728
	Nisource Finance
	6.40% 3/15/18	5,000	5,655
	6.80% 1/15/19	5,000	5,764
#	Oncor Electric Delivery 144A
	5.00% 9/30/17	5,000	5,350
	Pennsylvania Electric 5.20% 4/1/20	10,000	10,418
	Southern California Edison
	5.50% 8/15/18	5,000	5,647
•	Wisconsin Energy 6.25% 5/15/67	5,000	5,031
			136,731
Energy – 1.25%
	Anadarko Petroleum 5.95% 9/15/16	10,000	11,183
	Noble Energy 8.25% 3/1/19	5,000	6,386
	Noble Holding International
	4.625% 3/1/21	15,000	15,251
	Petrobras International Finance
	5.375% 1/27/21	5,000	5,096
	5.875% 3/1/18	5,000	5,359
	Transocean 6.50% 11/15/20	10,000	11,245
	Weatherford International Bermuda
	9.625% 3/1/19	10,000	12,988
			67,508
Finance Companies – 0.74%
	General Electric Capital
	4.375% 9/16/20	30,000	29,646
	5.30% 2/11/21	10,000	10,396
			40,042
Insurance – 1.14%
•	Chubb 6.375% 3/29/67	5,000	5,375
#	Health Care Service 144A
	4.70% 1/15/21	5,000	5,087
	MetLife 6.40% 12/15/36	40,000	40,201
	Prudential Financial 3.875% 1/14/15	10,000	10,467
			61,130

2011 Semiannual report • Delaware Pooled Trust

		Principal	Value
		Amount (U.S. $)	(U.S. $)
	Corporate Bonds (continued)
	Natural Gas – 1.89%
	Buckeye Partners 4.875% 2/1/21	$20,000	$20,386
	CenterPoint Energy 5.95% 2/1/17	5,000	5,509
	Energy Transfer Partners
	9.70% 3/15/19	5,000	6,561
	Enterprise Products Operating
	9.75% 1/31/14	10,000	12,035
	Kinder Morgan Energy Partners
	9.00% 2/1/19	5,000	6,437
	Plains All American Pipeline
	8.75% 5/1/19	5,000	6,334
	Sempra Energy 6.15% 6/15/18	10,000	11,338
•	TransCanada Pipelines 6.35% 5/15/67	15,000	15,298
	Williams Partners 7.25% 2/1/17	15,000	17,850
			101,748
	Real Estate – 0.81%
	Brandywine Operating Partnership
	4.95% 4/15/18	10,000	10,110
	Digital Realty Trust 5.875% 2/1/20	5,000	5,296
	Health Care REIT 5.25% 1/15/22	20,000	20,127
	Regency Centers 5.875% 6/15/17	7,000	7,776
			43,309
	Technology – 0.33%
	National Semiconductor
	6.60% 6/15/17	10,000	11,748
#	Seagate Technology International
	144A 10.00% 5/1/14	5,000	5,900
			17,648
	Transportation – 0.47%
#	Brambles USA 144A
	3.95% 4/1/15	5,000	5,099
	5.35% 4/1/20	10,000	10,159
	Canadian Pacific Railway
	4.45% 3/15/23	10,000	9,808
			25,066
	Total Corporate Bonds
	(cost $1,481,875)		1,558,886

	Municipal Bond – 3.36%
	Massachusetts Development Finance
	Agency Revenue (Harvard
	University) Series B1
	5.00% 10/15/40	175,000	180,929
	Total Municipal Bond
	(cost $183,156)		180,929

Non-Agency Asset-Backed Securities – 4.60%
•	Citibank Credit Card Issuance Trust
	Series 2004-C1 C1
	0.869% 7/15/13	20,000	19,994
	CNH Equipment Trust Series 2010-A
	A4 2.49% 1/15/16	45,000	46,105
#	Great America Leasing Receivables
	Series 2011-1 A3 144A
	1.69% 2/15/14	25,000	25,162
	John Deere Owner Trust
	Series 2009-A A4 3.96% 5/16/16	45,000	46,562
	Series 2010-A A4 2.13% 10/17/16	30,000	30,653
	Series 2011-A A4 1.96% 4/16/18	10,000	10,075
•	Merrill Auto Trust Securitization
	Series 2007-1 A4
	0.279% 12/15/13	7,767	7,766
	Mid-State Trust Series 11 A1
	4.864% 7/15/38	11,789	11,431
#	Navistar Financial Owner Trust
	Series 2010-B A3 144A
	1.08% 3/18/14	50,000	50,013
	Total Non-Agency Asset-Backed
	Securities (cost $245,959)		247,761

Non-Agency Collateralized Mortgage Obligations – 1.49%
w#	Countrywide Home Loan Mortgage
	Pass Through Trust Series 2005-R2
	2A4 144A 8.50% 6/25/35	66,385	70,882
•#	MASTR Specialized Loan Trust
	Series 2005-2 A2 144A
	5.006% 7/25/35	9,437	9,392
	Total Non-Agency Collateralized
	Mortgage Obligations
	(cost $78,247)		80,274

	Regional Bonds – 0.69%Δ
	Canada – 0.69%
	Manitoba Province 1.375% 4/28/14	10,000	10,042
	Ontario Province 4.40% 4/14/20	15,000	15,826
	Quebec Province 4.60% 5/26/15	10,000	11,088
	Total Regional Bonds
	(cost $36,043)		36,956

	Sovereign Bonds – 2.01%Δ
	Norway – 1.64%
	Eksportfinans
	3.00% 11/17/14	30,000	31,249
	5.50% 5/25/16	20,000	22,742
#	Kommunalbanken 144A
	1.75% 10/5/15	35,000	34,515
			88,506
	Sweden – 0.37%
	Svensk Exportkredit 1.75% 10/20/15	20,000	19,703
			19,703
	Total Sovereign Bonds
	(cost $106,983)		108,209

2011 Semiannual report • Delaware Pooled Trust

(continues)       27

Statements of net assets

Delaware Pooled® Trust — The Core Focus Fixed Income Portfolio

	Principal	Value
	Amount (U.S. $)	(U.S. $)
Supranational Banks – 0.38%
European Investment Bank
4.00% 2/16/21	$20,000	$20,701
Total Supranational Banks
(cost $20,000)		20,701

U.S. Treasury Obligations – 27.27%
U.S. Treasury Bond
4.25% 11/15/40	255,000	247,948
U.S. Treasury Inflation Indexed Notes
0.50% 4/15/15	97,015	102,601
1.125% 1/15/21	45,526	47,269
1.25% 4/15/14	146,401	158,307
U.S. Treasury Notes
0.625% 2/28/13	30,000	30,048
1.25% 4/15/14	85,000	85,618
2.00% 4/30/16	165,000	165,270
*2.25% 3/31/16	140,000	142,078
*3.625% 2/15/21	475,000	487,988
Total U.S. Treasury Obligations
(cost $1,435,943)		1,467,127

	Number of
	Shares
Preferred Stock – 0.44%
Alabama Power 5.625%	620	15,113
• PNC Financial Services Group 8.25%	8,000	8,547
Total Preferred Stock
(cost $21,581)		23,660

	Principal
	Amount (U.S. $)
≠Short-Term Investments – 17.38%
Discount Notes – 17.38%
Federal Home Loan Bank
0.001% 5/2/11	$540,934	540,934
0.03% 5/3/11	60,045	60,045
0.037% 5/23/11	76,858	76,858
0.04% 5/9/11	140,303	140,303
0.05% 5/16/11	60,045	60,045
0.06% 6/7/11	57,043	57,043
Total Short-Term Investments
(cost $935,223)		935,228

Total Value of Securities Before Securities
Lending Collateral – 120.13%
(cost $6,291,466)		6,464,076
	Number of
	Shares
Securities Lending Collateral** – 3.49%
Investment Companies
BNY Mellon SL DBT II
Liquidating Fund	27,408	$26,619
Delaware Investments Collateral
Fund No.1	160,936	160,936
@†Mellon GSL Reinvestment Trust II	41,609	0
Total Securities Lending Collateral
(cost $229,953)		187,555

Total Value of Securities – 123.62%
(cost $6,521,419)		6,651,631 ©
Obligation to Return Securities
Lending Collateral** – (4.27%)		(229,953)
Other Liabilities Net of Receivables
and Other Assets – (19.35%)		(1,040,965)
Net Assets Applicable to 577,631
Shares Outstanding; Equivalent
to $9.32 Per Share – 100.00%		$5,380,713

Components of Net Assets at April 30, 2011:
Shares of beneficial interest
(unlimited authorization – no par)		$5,402,066
Undistributed net investment income		105,672
Accumulated net realized loss on investments		(258,160)
Net unrealized appreciation of investments		131,135
Total net assets		$5,380,713

Δ	Securities have been classified by country of origin.
†	Non income producing security.
w	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
•	Variable rate security. The rate shown is the rate as of April 30, 2011. Interest rates reset periodically.
≠	The rate shown is the effective yield at the time of purchase.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2011, the aggregate amount of Rule 144A securities was $464,536, which represented 8.63% of the Portfolio’s net assets. See Note 10 in “Notes to financial statements.”
@	Illiquid security. At April 30, 2011, the aggregate amount of illiquid securities was $0, which represented 0.00% of the Portfolio’s net assets. See Note 10 in “Notes to financial statements.”
*	Fully or partially on loan.
**	See Note 9 in “Notes to financial statements.”
©	Includes $224,700 of securities loaned.

2011 Semiannual report • Delaware Pooled Trust

Summary of Abbreviations:
CDS — Credit Default Swap
JPMC — JPMorgan Chase Bank
MASTR — Mortgage Asset Securitization Transactions, Inc.
REIT — Real Estate Investment Trust
S.F. — Single Family
TBA — To be announced
yr — Year

The following swap contract was outstanding at April 30, 20111:

Swap Contract
CDS Contract
			Annual		Unrealized
	Swap &	Notional	Protection	Termination	Appreciation
Counterparty	Referenced Obligation	Value	Payments	Date	(Depreciation)
Protection Sold /
Moody’s Rating:
JPMS	MetLife 5 yr CDS / A	$20,000	1.00%	12/20/14	$900

The use of swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represents the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation is reflected in the Portfolio’s net assets.

1See Note 8 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

2011 Semiannual report • Delaware Pooled Trust

(continues)       29

Statements of net assets

Delaware Pooled® Trust — The High-Yield Bond Portfolio
April 30, 2011 (Unaudited)

		Principal	Value
		Amount (U.S. $)	(U.S. $)
Convertible Bond – 0.17%
	Live Nation Entertainment 2.875%
	exercise price $27.14,
	expiration date 7/15/27	$110,000	$102,713
Total Convertible Bond
	(cost $97,059)		102,713

Corporate Bonds – 92.61%
Basic Industry – 7.80%
*	AK Steel 7.625% 5/15/20	420,000	443,625
#	Algoma Acquisition 144A
	9.875% 6/15/15	351,000	328,624
#	APERAM 144A 7.75% 4/1/18	220,000	229,075
#	Appleton Papers 144A
	10.50% 6/15/15	211,000	223,660
#	FMG Resources August 2006 144A
	6.875% 2/1/18	164,000	173,840
	7.00% 11/1/15	304,000	322,240
	Georgia-Pacific 8.00% 1/15/24	255,000	298,350
	Hexion US Finance
	8.875% 2/1/18	36,000	39,240
	*#144A 9.00% 11/15/20	235,000	254,388
#	JMC Steel Group 144A
	8.25% 3/15/18	258,000	271,545
	Lyondell Chemical 11.00% 5/1/18	105,000	119,175
#	MacDermid 144A 9.50% 4/15/17	290,000	310,300
#	Millar Western Forest Products
	144A 8.50% 4/1/21	285,000	286,781
*#	Momentive Performance Materials
	144A 9.00% 1/15/21	507,000	547,559
*#	Nalco 144A 6.625% 1/15/19	178,000	184,230
•	Noranda Aluminum Acquisition
	PIK 5.193% 5/15/15	196,841	192,412
=@	Port Townsend 12.431% 8/27/12	11,725	5,335
	Ryerson
	•7.679% 11/1/14	123,000	124,538
	12.00% 11/1/15	242,000	262,570
			4,617,487
Brokerage – 0.74%
	E Trade Financial PIK
	12.50% 11/30/17	367,000	439,941
			439,941
Capital Goods – 9.39%
	Alion Science & Technology PIK
	12.00% 11/1/14	169,146	175,066
#	Associated Materials 144A
	9.125% 11/1/17	218,000	235,168
	Berry Plastics
	*10.25% 3/1/16	151,000	151,000
	#144A 9.75% 1/15/21	299,000	301,616
#	Building Materials Corp. of
	America 144A 6.75% 5/1/21	293,000	297,761
	Casella Waste Systems
	11.00% 7/15/14	163,000	185,616
	#144A 7.75% 2/15/19	336,000	345,239
#	Cemex Espana Luxembourg 144A
	9.25% 5/12/20	465,000	477,787
#	DAE Aviation Holdings 144A
	11.25% 8/1/15	244,000	259,250
#	Darling International 144A
	8.50% 12/15/18	150,000	164,250
	Graham Packaging 8.25% 10/1/18	181,000	198,648
*	Manitowoc 9.50% 2/15/18	250,000	281,250
#	Masonite International 144A
	8.25% 4/15/21	280,000	287,525
*	Mueller Water Products
	7.375% 6/1/17	325,000	324,188
#	Nortek 144A 8.50% 4/15/21	295,000	295,738
#	Plastipak Holdings 144A
	10.625% 8/15/19	108,000	125,280
*	Ply Gem Industries
	13.125% 7/15/14	294,000	325,605
#	Polypore International 144A
	7.50% 11/15/17	297,000	316,119
	Pregis 12.375% 10/15/13	311,000	308,668
*	RBS Global/Rexnord 11.75% 8/1/16	262,000	282,305
	TriMas 9.75% 12/15/17	197,000	217,685
			5,555,764
Consumer Cyclical – 10.44%
*	American Axle & Manufacturing
	7.875% 3/1/17	289,000	298,393
	ArvinMeritor 8.125% 9/15/15	261,000	276,660
	Beazer Homes USA
	9.125% 6/15/18	94,000	94,235
	#144A 9.125% 5/15/19	363,000	363,908
#	Brown Group 144A 7.125% 5/15/19	225,000	226,688
#	Burlington Coat Factory
	Warehouse 144A
	10.00% 2/15/19	576,000	591,839
*	CKE Restaurants 11.375% 7/15/18	254,000	284,480
*	Dana Holding 6.75% 2/15/21	252,000	255,465
*	Dave & Buster’s 11.00% 6/1/18	341,000	374,248
#	DineEquity 144A 9.50% 10/30/18	284,000	311,690
*#	Dunkin Finance 144A
	9.625% 12/1/18	259,000	265,475
*	Ford Motor 7.45% 7/16/31	284,000	325,281
*	Ford Motor Credit 12.00% 5/15/15	135,000	172,428
*	Goodyear Tire & Rubber
	8.25% 8/15/20	290,000	323,713
*	Hanesbrands 6.375% 12/15/20	89,000	88,555
	Interface 7.625% 12/1/18	211,000	227,089
#	M/I Homes 144A 8.625% 11/15/18	453,000	452,433
*#	Needle Merger Sub 144A
	8.125% 3/15/19	161,000	165,830
	Norcraft Finance 10.50% 12/15/15	166,000	179,280
	Norcraft Holdings/Capital
	9.75% 9/1/12	114,000	115,140
#	Pinafore 144A 9.00% 10/1/18	309,000	339,128
*	Quiksilver 6.875% 4/15/15	153,000	151,661

2011 Semiannual report • Delaware Pooled Trust

		Principal	Value
		Amount (U.S. $)	(U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
	Standard Pacific 10.75% 9/15/16	$120,000	$141,300
	Susser Holdings
	8.50% 5/15/16	139,000	151,163
			6,176,082
Consumer Non-Cyclical – 9.58%
#	Accellent 144A 10.00% 11/1/17	166,000	168,490
#	Armored Autogroup 144A
	9.25% 11/1/18	317,000	326,510
	Biomet 11.625% 10/15/17	294,000	335,160
#	Blue Merger Sub 144A
	7.625% 2/15/19	324,000	333,315
*#	Bumble Bee Acquisition 144A
	9.00% 12/15/17	200,000	210,500
*#	Bumble Bee Holding PIK 144A
	9.625% 3/15/18	50,000	47,250
	Cott Beverages 8.375% 11/15/17	143,000	154,083
*	Dean Foods 7.00% 6/1/16	338,000	327,015
	Diversey Holdings 10.50% 5/15/20	249,000	291,330
#	DJO Finance 144A 9.75% 10/15/17	441,000	467,459
	Lantheus Medical Imaging
	9.75% 5/15/17	283,000	295,735
	#144A 9.75% 5/15/17	90,000	94,050
#	Mylan 144A 6.00% 11/15/18	77,000	79,214
#	NBTY 144A 9.00% 10/1/18	372,000	407,339
*	Pinnacle Foods Finance
	10.625% 4/1/17	221,000	238,680
#	Quintiles Transnational PIK 144A
	9.50% 12/30/14	112,000	115,080
	Radnet Management
	10.375% 4/1/18	247,000	255,028
#	Reynolds Group Issuer 144A
	8.25% 2/15/21	100,000	102,125
	9.00% 4/15/19	325,000	344,094
#	Scotts Miracle-Gro 144A
	6.625% 12/15/20	77,000	80,080
#	STHI Holding 144A 8.00% 3/15/18	267,000	275,678
	Tops Markets 10.125% 10/15/15	137,000	147,960
#	Viskase 144A 9.875% 1/15/18	294,000	317,520
*	Yankee Candle 9.75% 2/15/17	239,000	256,328
			5,670,023
Energy – 12.26%
#	American Petroleum Tankers 144A
	10.25% 5/1/15	233,000	248,145
	Antero Resources Finance
	9.375% 12/1/17	178,000	196,245
	Aquilex Holdings 11.125% 12/15/16	241,000	250,339
*#	Calumet Specialty Products
	Partners 144A 9.375% 5/1/19	285,000	299,250
*#	Chaparral Energy 144A
	8.25% 9/1/21	383,000	405,979
	Chesapeake Energy
	6.625% 8/15/20	217,000	234,903
	6.875% 11/15/20	33,000	36,135
	7.25% 12/15/18	12,000	13,560
	Comstock Resources 7.75% 4/1/19	255,000	262,331
*	Copano Energy 7.75% 6/1/18	178,000	189,125
*	Crosstex Energy 8.875% 2/15/18	200,000	219,500
#	Headwaters 144A 7.625% 4/1/19	249,000	254,603
*#	Helix Energy Solutions Group
	144A 9.50% 1/15/16	370,000	394,049
*#	Hercules Offshore 144A
	10.50% 10/15/17	274,000	289,070
*#	Hilcorp Energy I 144A
	8.00% 2/15/20	287,000	309,243
	Holly 9.875% 6/15/17	188,000	212,910
*	International Coal Group
	9.125% 4/1/18	420,000	477,749
#	James River Escrow 144A
	7.875% 4/1/19	216,000	227,340
#	Laredo Petroleum 144A
	9.50% 2/15/19	342,000	364,229
	Linn Energy 8.625% 4/15/20	240,000	266,400
#	Murray Energy 144A
	10.25% 10/15/15	279,000	301,320
#	NFR Energy 144A 9.75% 2/15/17	281,000	279,595
#	Oasis Petroleum 144A
	7.25% 2/1/19	249,000	252,113
*	OPTI Canada 8.25% 12/15/14	119,000	63,963
	Petrohawk Energy
	*7.25% 8/15/18	190,000	202,825
	#144A 7.25% 8/15/18	94,000	100,345
	Petroleum Development
	12.00% 2/15/18	249,000	283,238
	Pioneer Drilling 9.875% 3/15/18	128,000	138,880
*	Quicksilver Resources
	7.125% 4/1/16	178,000	178,445
*	SandRidge Energy
	8.75% 1/15/20	64,000	70,720
	#144A 7.50% 3/15/21	224,000	236,040
			7,258,589
Finance & Investments – 7.55%
•	American International Group
	8.175% 5/15/58	342,000	385,605
	BAC Cap Trust VI 5.625% 3/8/35	490,000	443,948
	Express Finance 8.75% 3/1/18	176,000	193,380
•	Fifth Third Capital Trust IV
	6.50% 4/15/37	499,000	492,762
•	Genworth Financial 6.15%
	11/15/66	367,000	285,343
•#	HBOS Capital Funding 144A
	6.071% 6/29/49	308,000	289,520
•#	ILFC E-Capital Trust I 144A
	5.97% 12/21/65	135,000	113,358
•#	ILFC E-Capital Trust II 144A
	6.25% 12/21/65	250,000	216,250
•*	ING Groep 5.775% 12/29/49	77,000	72,380
•#	Liberty Mutual Group 144A
	7.00% 3/15/37	289,000	285,001

2011 Semiannual report • Delaware Pooled Trust

(continues)       31

Statements of net assets

Delaware Pooled® Trust — The High-Yield Bond Portfolio

		Principal	Value
		Amount (U.S. $)	(U.S. $)
Corporate Bonds (continued)
Finance & Investments (continued)
	Nuveen Investments
	*10.50% 11/15/15	$466,000	$487,552
	#144A 10.50% 11/15/15	168,000	174,930
	Offshore Group Investments
	11.50% 8/1/15	178,000	199,583
•	SunTrust Capital VIII
	6.10% 12/15/36	415,000	407,999
•∏	XL Group 6.50% 12/29/49	437,000	419,520
			4,467,131
Media – 7.24%
#	Affinion Group 144A
	7.875% 12/15/18	374,000	358,104
#	AMO Escrow 144A
	11.50% 12/15/17	151,000	163,835
	Cablevision Systems
	8.00% 4/15/20	133,000	146,965
*	CCO Holdings
	8.125% 4/30/20	390,000	435,824
	#144A 7.00% 1/15/19	27,000	28,350
#	Clear Channel Communications
	144A 9.00% 3/1/21	317,000	324,133
#	Columbus International 144A
	11.50% 11/20/14	110,000	127,050
	DISH DBS 7.875% 9/1/19	57,000	61,988
	Entravision Communications
	8.75% 8/1/17	165,000	177,788
#	InVentiv Health 144A
	10.00% 8/15/18	291,000	310,643
#	Kabel BW Erste Beteilignngs 144A
	7.50% 3/15/19	180,000	185,400
	MDC Partners
	11.00% 11/1/16	272,000	306,000
	#144A 11.00% 11/1/16	95,000	105,925
*	Nexstar Broadcasting
	8.875% 4/15/17	255,000	279,863
*#	Ono Finance II 144A
	10.875% 7/15/19	150,000	165,000
#	Sinclair Television Group 144A
	9.25% 11/1/17	153,000	171,743
#	UPC Holding 144A
	9.875% 4/15/18	100,000	111,750
*	Visant 10.00% 10/1/17	173,000	187,705
#	XM Satellite Radio 144A
	7.625% 11/1/18	251,000	268,570
	13.00% 8/1/13	308,000	367,289
			4,283,925
Services Cyclical – 7.67%
*#	Ameristar Casinos 144A
	7.50% 4/15/21	120,000	123,450
#	AMGH Merger Sub 144A
	9.25% 11/1/18	180,000	194,850
#	CMA CGM 144A 8.50% 4/15/17	295,000	292,050
*#	Delta Air Lines 144A
	12.25% 3/15/15	232,000	261,580
#	Equinox Holdings 144A
	9.50% 2/1/16	253,000	271,659
*	Harrah’s Operating
	10.00% 12/15/18	637,000	601,168
#	Icon Health & Fitness 144A
	11.875% 10/15/16	154,000	161,123
	Kansas City Southern de Mexico
	8.00% 2/1/18	191,000	212,488
	Kansas City Southern Railway
	13.00% 12/15/13	19,000	22,515
*#	Marina District Finance 144A
	9.875% 8/15/18	223,000	240,283
	MGM MIRAGE
	11.125% 11/15/17	33,000	38,528
	*11.375% 3/1/18	834,000	954,929
*	Pinnacle Entertainment
	8.75% 5/15/20	287,000	309,960
*#	Swift Services Holdings 144A
	10.00% 11/15/18	250,000	275,625
*#	Swift Transportation 144A
	12.50% 5/15/17	183,000	197,640
#	United Air Lines 144A
	12.00% 11/1/13	351,000	381,712
			4,539,560
Services Non-Cyclical – 3.23%
*#	ARAMARK Holdings PIK 144A
	8.625% 5/1/16	285,000	294,262
	Cardtronics 8.25% 9/1/18	127,000	139,700
#	Geo Group 144A 6.625% 2/15/21	83,000	83,208
#	HCA Holdings 144A 7.75% 5/15/21	155,000	162,750
	HealthSouth 7.75% 9/15/22	62,000	66,108
#	Multiplan 144A 9.875% 9/1/18	337,000	366,487
	PHH 9.25% 3/1/16	230,000	254,725
	Radiation Therapy Services
	9.875% 4/15/17	283,000	290,075
	RSC Equipment Rental
	*10.25% 11/15/19	61,000	70,303
	#144A 8.25% 2/1/21	172,000	182,320
			1,909,938
Technology & Electronics – 5.53%
#	Aspect Software 144A
	10.625% 5/15/17	268,000	287,430
	Avaya
	9.75% 11/1/15	50,000	51,875
	#144A 7.00% 4/1/19	375,000	373,124
	PIK 10.125% 11/1/15	85,000	88,400
	First Data
	*9.875% 9/24/15	417,000	433,158
	11.25% 3/31/16	287,000	291,305
*	GXS Worldwide 9.75% 6/15/15	299,000	307,223
#	iGate 144A 9.00% 5/1/16	280,000	288,400
#	International Wire Group 144A
	9.75% 4/15/15	100,000	107,125

2011 Semiannual report • Delaware Pooled Trust

		Principal	Value
		Amount (U.S. $)	(U.S. $)
Corporate Bonds (continued)
Technology & Electronics (continued)
	MagnaChip Semiconductor
	10.50% 4/15/18	$194,000	$219,705
#	MedAssets 144A 8.00% 11/15/18	149,000	153,843
*	Sanmina-SCI 8.125% 3/1/16	106,000	111,035
#	Seagate HDD Cayman 144A
	7.75% 12/15/18	312,000	332,280
	SunGard Data Systems
	10.25% 8/15/15	217,000	228,393
			3,273,296
Telecommunications – 9.93%
#	Buccaneer Merger Sub 144A
	9.125% 1/15/19	245,000	263,988
*#	Clearwire Communications 144A
	12.00% 12/1/15	712,000	776,447
	12.00% 12/1/17	385,000	417,724
*	Cricket Communications
	7.75% 10/15/20	289,000	295,864
#	Digicel Group 144A
	10.50% 4/15/18	200,000	229,000
#	Integra Telecom Holdings 144A
	10.75% 4/15/16	215,000	233,813
	Intelsat Bermuda
	11.25% 2/4/17	614,000	673,097
	PIK 11.50% 2/4/17	337,432	371,174
*	Level 3 Financing 10.00% 2/1/18	312,000	338,520
*	MetroPCS Wireless 7.875% 9/1/18	127,000	137,478
	NII Capital
	*7.625% 4/1/21	139,000	147,688
	10.00% 8/15/16	64,000	73,760
	PAETEC Holding
	8.875% 6/30/17	21,000	23,021
	#144A 9.875% 12/1/18	204,000	221,850
	Sprint Capital 8.75% 3/15/32	284,000	312,400
#	Telcordia Technologies 144A
	11.00% 5/1/18	486,000	549,787
	Telesat Canada
	11.00% 11/1/15	139,000	155,333
	12.50% 11/1/17	177,000	211,515
	Virgin Media Finance
	8.375% 10/15/19	100,000	113,500
#	West 144A 7.875% 1/15/19	285,000	294,263
#	Windstream 144A 7.50% 4/1/23	36,000	36,720
			5,876,942
Utilities – 1.25%
	AES
	7.75% 3/1/14	38,000	41,705
	9.75% 4/15/16	35,000	40,688
	Elwood Energy 8.159% 7/5/26	60,221	58,866
*#	GenOn Escrow 144A
	9.50% 10/15/18	299,000	320,677
*	Mirant Americas 8.50% 10/1/21	115,000	121,613
•	Puget Sound Energy
	6.974% 6/1/67	155,000	155,958
			739,507
Total Corporate Bonds
	(cost $52,975,532)		54,808,185

«Senior Secured Loans – 3.28%
	Brock Holdings III 10.00% 2/15/18	80,000	82,600
	Cadet Holding 7.75% 4/7/12	290,000	290,000
	EchoStar 8.50% 6/30/19	255,000	255,000
	Endo Pharmaceuticals Holdings
	7.25% 4/10/12	195,000	195,000
	Level 3 Financing 14.00% 4/11/12	240,000	240,000
	PQ 6.72% 7/30/15	145,000	143,680
	Silgan Holdings 7.00% 4/12/12	435,000	434,999
	Texas Competitive Electric
	Holdings 3.50% 10/10/14	345,000	299,288
Senior Secured Loans
	(cost $1,916,050)		1,940,567

		Number of
		Shares
Common Stock – 0.27%
†	Alliance HealthCare Service	5,166	22,834
=†∏	Avado Brands	121	0
=†	Century Communications	60,000	0
†	DIRECTV Class A	1,200	58,307
†	Flextronics International	3,700	25,789
†	GenOn Energy	59	232
†	GeoEye	450	16,691
*†	Mobile Mini	1,294	32,234
=†∏	PT Holdings	40	0
Total Common Stock
	(cost $146,461)		156,087

Preferred Stock – 1.64%
	Ally Financial
	•∏8.50%	15,000	391,800
	#144A 7.00%	200	186,050
•	GMAC Capital Trust I 8.125%	15,000	389,400
=†	PT Holdings	8	0
Total Preferred Stock
	(cost $920,420)		967,250

Warrants – 0.00%
	Alion Science & Technology	80	1
∏=@†	PT Holdings	8	0
Total Warrants (cost $192)			1

2011 Semiannual report • Delaware Pooled Trust

(continues)       33

Statements of net assets

Delaware Pooled® Trust — The High-Yield Bond Portfolio

	Principal	Value
	Amount (U.S. $)	(U.S. $)
≠Short-Term Investment – 1.13%
Discount Note – 1.13%
Federal Home Loan Bank
0.001% 5/2/11	$668,465	$668,465
Total Short-Term Investment
(cost $668,465)		668,465

Total Value of Securities Before Securities
Lending Collateral – 99.10%
(cost $56,724,179)		58,643,268

	Number of
	Shares
Securities Lending Collateral** – 22.30%
Investment Companies
BNY Mellon SL DBT II
Liquidating Fund	21,428	20,811
Delaware Investments
Collateral Fund No.1	13,177,178	13,177,178
@† Mellon GSL Reinvestment Trust II	31,196	0
Total Securities Lending Collateral
(cost $13,229,802)		13,197,989

Total Value of Securities – 121.40%
(cost $69,953,981)		71,841,257 ©
Obligation to Return Securities
Lending Collateral** – (22.36%)		(13,229,802)
Receivables and Other Assets
Net of Other Liabilities – 0.96%		568,127
Net Assets Applicable to 7,344,017
Shares Outstanding; Equivalent to
$8.06 Per Share – 100.00%		$59,179,582

Components of Net Assets at April 30, 2011:
Shares of beneficial interest
(unlimited authorization – no par)		$58,608,820
Undistributed net investment income		1,157,878
Accumulated net realized loss on investments		(2,474,392)
Net unrealized appreciation of investments		1,887,276
Total net assets		$59,179,582

*	Fully or partially on loan.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2011, the aggregate amount of Rule 144A securities was $28,613,362, which represented 48.35% of the Portfolio’s net assets. See Note 10 in “Notes to financial statements.”
•	Variable rate security. The rate shown is the rate as of April 30, 2011. Interest rates reset periodically.
=	Security is being fair valued in accordance with the Portfolio’s fair valuation policy. At April 30, 2011, the aggregate amount of fair valued securities was $5,335, which represented 0.01% of the Portfolio’s net assets. See Note 1 in “Notes to financial statements.”
@	Illiquid security. At April 30, 2011, the aggregate amount of illiquid securities was $5,335, which represented 0.01% of the Portfolio’s net assets. See Note 10 in “Notes to financial statements.”
∏	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended and have certain restrictions on resale which may limit their liquidity. At April 30, 2011, the aggregate amount of restricted securities was $811,320, which represented 1.37% of the Portfolio’s net assets. See Note 10 in “Notes to financial statements.”

Investment	Date of Acquisition	Cost	Value
Ally Financial 8.50%	3/22/11	$374,400	$391,800
Avado Brands	4/2/02	13,605	0
PT Holdings	8/27/07	192	0
PT Holdings	9/12/07	24,960	0
XL Group 6.50%
12/31/49	1/12/10	386,296	419,520
Total		$799,453	$811,320

«	Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at April 30, 2011.
†	Non income producing security.
≠	The rate shown is the effective yield at the time of purchase.
**	See Note 9 in “Notes to financial statements.”
©	Includes $12,674,387 of securities loaned.

PIK – Pay-in-kind

See accompanying notes, which are an integral part of the financial statements.

2011 Semiannual report • Delaware Pooled Trust

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio

April 30, 2011 (Unaudited)

	Principal			Value
	Amount°			(U.S. $)
Agency Asset-Backed Securities – 0.28%
	Fannie Mae Grantor Trust
	Series 2003-T4 2A5
	5.407% 9/26/33	USD	134,798	$138,519
Total Agency Asset-Backed
	Securities (cost $133,708)			138,519

Agency Collateralized Mortgage Obligations – 3.32%
	Fannie Mae Grantor Trust
	Series 2001-T8 A2
	9.50% 7/25/41		12,797	14,643
	Fannie Mae REMICs
	Series 2002-90 A1
	6.50% 6/25/42		21,221	24,663
	Series 2002-90 A2
	6.50% 11/25/42		50,980	59,248
	Series 2003-122 AJ
	4.50% 2/25/28		57,737	59,934
	Fannie Mae Whole Loan
	Series 2004-W11 1A2
	6.50% 5/25/44		51,625	58,707
	Freddie Mac REMICs
	Series 1730 Z
	7.00% 5/15/24		137,693	155,458
	Series 2326 ZQ
	6.50% 6/15/31		127,337	144,052
	Series 2662 MA
	4.50% 10/15/31		50,862	52,963
	Series 3022 MB
	5.00% 12/15/28		131,271	134,754
	Series 3123 HT
	5.00% 3/15/26		270,000	287,790
	Series 3131 MC
	5.50% 4/15/33		335,000	364,870
	Series 3656 PM
	5.00% 4/15/40		125,000	131,123
	GNMA Series 2010-113 KE
	4.50% 9/20/40		125,000	126,767
	NCUA Guaranteed Notes
	Series 2010-C1 A2
	2.90% 10/29/20		40,000	39,519
Total Agency Collateralized
	Mortgage Obligations
	(cost $1,541,103)			1,654,491

Agency Mortgage-Backed Securities – 15.56%
	Fannie Mae 6.50% 8/1/17		27,041	29,720
•	Fannie Mae ARM
	2.623% 8/1/34		68,890	72,360
	3.622% 4/1/36		73,842	77,450
	5.031% 3/1/38		146,104	156,341
	Fannie Mae Relocation 30 yr
	5.00% 11/1/33		18,480	19,342
	5.00% 11/1/34		48,298	50,551
	5.00% 10/1/35		90,695	94,926
	5.00% 1/1/36		135,735	142,068
	Pool 763656 5.00% 1/1/34		19,958	20,889
	Pool 763742 5.00% 1/1/34		7,795	8,159
	Fannie Mae S.F. 15 yr
	4.00% 7/1/25		123,632	128,365
	4.00% 8/1/25		171,474	178,039
	4.00% 11/1/25		179,555	186,598
	4.50% 1/1/20		25,143	26,749
	5.00% 7/1/14		2,893	3,090
	5.00% 12/1/16		3,818	4,098
	5.00% 5/1/20		30,202	32,503
	5.00% 7/1/20		9,928	10,674
	5.00% 5/1/21		7,267	7,827
	5.50% 5/1/20		932	1,015
	5.50% 6/1/23		207,203	224,849
	6.00% 8/1/22		115,710	126,723
	Fannie Mae S.F. 15 yr TBA
	3.50% 5/1/26		500,000	506,016
	4.50% 5/1/26		855,000	902,292
	5.50% 5/1/26		270,000	292,781
	Fannie Mae S.F. 20 yr
	5.50% 8/1/28		303,645	327,786
	Fannie Mae S.F. 30 yr
	5.00% 3/1/34		19,084	20,279
	5.00% 5/1/35		31,143	33,025
	5.00% 6/1/35		49,609	52,613
	5.00% 7/1/35		45,624	48,380
	5.00% 12/1/37		44,161	46,690
	5.00% 2/1/38		34,491	36,456
	7.00% 12/1/33		22,791	26,258
	7.00% 5/1/35		3,933	4,504
	7.00% 6/1/35		6,312	7,230
	7.00% 12/1/37		71,744	82,169
	7.50% 6/1/31		2,877	3,353
	7.50% 6/1/34		37,194	43,212
	Pool 808130 5.00% 3/1/35		42,224	44,782
	Pool 814334 5.00% 3/1/35		8,615	9,136
	Fannie Mae S.F. 30 yr TBA
	4.00% 5/1/41		730,000	726,464
	5.50% 5/1/41		900,000	968,626
	6.00% 5/1/41		1,460,000	1,596,420
•	Freddie Mac ARM 2.821% 4/1/34		6,697	7,033

2011 Semiannual report • Delaware Pooled Trust

(continues)       35

Statements of net assets

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio

		Principal		Value
		Amount°		(U.S. $)
Agency Mortgage-Backed Securities (continued)
	Freddie Mac Relocation 30 yr
	5.00% 9/1/33	USD	14,149	$14,822
	Freddie Mac S.F. 30 yr
	7.00% 11/1/33		2,932	3,382
	GNMA I S.F. 30 yr
	7.00% 12/15/34		313,089	355,094
	7.50% 1/15/30		1,471	1,716
	7.50% 12/15/31		697	813
	7.50% 2/15/32		671	783
Total Agency Mortgage-Backed
	Securities (cost $7,568,526)			7,764,451

Commercial Mortgage-Backed Securities – 7.29%
#	American Tower Trust
	Series 2007-1A AFX
	144A 5.42% 4/15/37		95,000	102,517
•	Bank of America Commercial
	Mortgage Securities
	Series 2005-1 A5
	5.329% 11/10/42		55,000	59,732
	Bear Stearns Commercial
	Mortgage Securities
	•Series 2005-PW10 A4
	5.405% 12/11/40		195,000	212,693
	•Series 2005-T20 A4A
	5.296% 10/12/42		105,000	114,558
	•Series 2006-PW12 A4
	5.907% 9/11/38		45,000	50,029
	Series 2007-PW15 A4
	5.331% 2/11/44		270,000	288,495
#	CFCRE Commercial
	Mortgage Trust
	Series 2011-C1 A2 144A
	3.759% 4/15/44		100,000	102,117
w	Commercial Mortgage Pass
	Through Certificates
	•Series 2005-C6 A5A
	5.116% 6/10/44		160,000	173,425
	Series 2006-C7 A2
	5.69% 6/10/46		61,788	61,832
•	Credit Suisse Mortgage
	Capital Certificates
	Series 2006-C1 AAB
	5.681% 2/15/39		162,920	172,886
•#	DBUBS Mortgage Trust
	Series 2011-LC1A C
	144A 5.729% 11/10/46		100,000	103,131
#	FDIC Structured Sale
	Guaranteed Notes
	Series 2010-C1 A 144A
	2.98% 12/6/20		94,814	95,583
	Goldman Sachs Mortgage
	Securities II
	*•Series 2004-GG2 A6
	5.396% 8/10/38		175,000	189,807
	Series 2005-GG4 A4
	4.761% 7/10/39		250,000	264,488
	Series 2005-GG4 A4A
	4.751% 7/10/39		140,000	149,784
	•Series 2006-GG6 A4
	5.553% 4/10/38		155,000	168,880
	#Series 2010-C1 A2 144A
	4.592% 8/10/43		100,000	102,905
	•#Series 2010-C1 C 144A
	5.635% 8/10/43		100,000	104,201
•	JPMorgan Chase Commercial
	Mortgage Securities
	Series 2005-LDP4 A4
	4.918% 10/15/42		250,000	268,552
	Series 2005-LDP5 A4
	5.372% 12/15/44		55,000	60,195
	Lehman Brothers-UBS
	Commercial Mortgage Trust
	Series 2004-C1 A4
	4.568% 1/15/31		95,000	100,650
•	Morgan Stanley Capital I
	Series 2007-T27 A4
	5.795% 6/11/42		335,000	373,035
•#	Morgan Stanley Dean Witter
	Capital I Series 2001-TOP1 E
	144A 7.467% 2/15/33		100,000	99,923
•#	Nationslink Funding
	Series 1998-2 F 144A
	7.105% 8/20/30		26,490	28,299
#	OBP Depositor Trust
	Series 2010-OBP A 144A
	4.646% 7/15/45		100,000	104,048
#	Timberstar Trust
	Series 2006-1A A 144A
	5.668% 10/15/36		80,000	86,627
Total Commercial Mortgage-Backed
	Securities (cost $3,268,958)			3,638,392

Convertible Bonds – 0.57%
Φ	Hologic 2.00%
	exercise price $38.59,
	expiration date 12/15/37		120,000	117,000
	Linear Technology 3.00%
	exercise price $44.72,
	expiration date 5/1/27		125,000	135,781
	Transocean 1.50%
	exercise price $168.61,
	expiration date 12/15/37		30,000	30,000
Total Convertible Bonds
	(cost $248,227)			282,781

2011 Semiannual report • Delaware Pooled Trust

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds – 47.33%
Banking – 10.28%
	Abbey National Treasury
	Services 4.00% 4/27/16	USD	135,000	$136,519
	Bank of America
	6.50% 8/1/16		160,000	180,571
#	Bank Nederlandse Gemeenten
	144A 4.375% 2/16/21		164,000	168,925
	BB&T 5.25% 11/1/19		322,000	337,133
	City National 5.25% 9/15/20		80,000	81,682
@#	CoBank 144A
	7.875% 4/16/18		250,000	287,291
#	Export-Import Bank of Korea
	144A 5.25% 2/10/14		320,000	344,123
	Fifth Third Bancorp
	3.625% 1/25/16		110,000	111,725
•	Fifth Third Capital Trust IV
	6.50% 4/15/37		35,000	34,563
	Goldman Sachs Group
	3.625% 2/7/16		55,000	55,466
	5.375% 3/15/20		160,000	166,684
	6.25% 2/1/41		65,000	66,913
	JPMorgan Chase
	3.45% 3/1/16		125,000	126,587
	*4.40% 7/22/20		75,000	74,227
	JPMorgan Chase Capital XXV
	6.80% 10/1/37		295,000	304,409
	KeyBank 5.45% 3/3/16		250,000	270,823
	Korea Development Bank
	8.00% 1/23/14		100,000	114,937
	PNC Bank 6.875% 4/1/18		250,000	293,340
	PNC Funding
	5.125% 2/8/20		115,000	123,115
	5.25% 11/15/15		135,000	146,522
•#	Rabobank 144A
	11.00% 12/29/49		195,000	255,231
	Santander Holdings
	4.625% 4/19/16		50,000	51,665
	Silicon Valley Bank
	5.70% 6/1/12		274,000	288,119
	SunTrust Banks
	3.60% 4/15/16		65,000	65,912
•	SunTrust Capital VIII
	6.10% 12/15/36		125,000	122,891
•	USB Capital IX
	3.50% 10/29/49		365,000	309,389
	Wachovia
	•0.648% 10/15/16		50,000	47,390
	5.25% 8/1/14		55,000	59,693
	5.625% 10/15/16		150,000	165,980
	Wells Fargo 4.60% 4/1/21		75,000	75,952
•	Wells Fargo Capital XIII
	7.70% 12/29/49		130,000	135,265
	Zions Bancorporation
	5.50% 11/16/15		80,000	82,027
	7.75% 9/23/14		40,000	44,439
				5,129,508
Basic Industries – 4.78%
	AK Steel 7.625% 5/15/20		120,000	126,750
	Alcoa
	5.40% 4/15/21		25,000	25,433
	6.75% 7/15/18		120,000	135,866
	ArcelorMittal
	5.50% 3/1/21		105,000	106,648
	9.85% 6/1/19		125,000	161,275
*	Ball 5.75% 5/15/21		250,000	248,125
	Cliffs Natural Resources
	4.875% 4/1/21		90,000	91,337
	5.90% 3/15/20		30,000	32,937
#	Codelco 144A
	3.75% 11/4/20		572,000	541,806
	Dow Chemical
	4.25% 11/15/20		32,000	31,458
	8.55% 5/15/19		184,000	236,265
	Georgia-Pacific
	8.00% 1/15/24		35,000	40,950
	#144A 5.40% 11/1/20		175,000	176,877
	Hexion US Finance/Hexion
	Nova Scotia Finance
	8.875% 2/1/18		85,000	92,650
	International Paper
	9.375% 5/15/19		145,000	189,282
	Novelis 8.75% 12/15/20		65,000	72,963
	Reliance Steel & Aluminum
	6.85% 11/15/36		32,000	32,095
	Teck Resources
	9.75% 5/15/14		34,000	41,407
				2,384,124
Brokerage – 0.99%
•	Bear Stearns 5.39% 12/7/12	AUD	110,000	119,319
	Jefferies Group
	6.25% 1/15/36	USD	10,000	9,430
	6.45% 6/8/27		170,000	172,629
	Lazard Group
	6.85% 6/15/17		174,000	191,651
				493,029
Capital Goods – 1.05%
	Allied Waste North America
	6.875% 6/1/17		130,000	141,551
	7.125% 5/15/16		50,000	51,930
•#	Cemex SAB 144A
	5.301% 9/30/15		150,000	149,475
#	Meccanica Holdings USA
	144A 6.25% 7/15/19		100,000	108,579
	Temple-Inland
	6.875% 1/15/18		65,000	71,453
				522,988

2011 Semiannual report • Delaware Pooled Trust

(continues)       37

Statements of net assets

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Communications – 5.77%
	America Movil
	5.00% 3/30/20	USD	105,000	$110,066
	AT&T
	4.45% 5/15/21		50,000	50,394
	#144A 5.35% 9/1/40		100,000	94,032
*#	Clearwire Communications/
	Finance 144A
	12.00% 12/1/15		105,000	114,713
*	Cricket Communications
	7.75% 10/15/20		75,000	76,781
#	Crown Castle Towers 144A
	4.883% 8/15/20		250,000	249,274
	DISH DBS 7.875% 9/1/19		110,000	119,625
	GXS Worldwide
	9.75% 6/15/15		120,000	123,300
	Historic TW 6.875% 6/15/18		115,000	134,884
	Intelsat Bermuda
	11.25% 2/4/17		260,000	285,026
#	NBC Universal Media 144A
	4.375% 4/1/21		120,000	117,353
	Qwest 8.375% 5/1/16		180,000	214,650
	Sprint Nextel
	6.00% 12/1/16		55,000	56,031
	8.375% 8/15/17		65,000	73,206
	Telecom Italia Capital
	5.25% 10/1/15		205,000	216,017
	6.999% 6/4/18		110,000	122,753
	Telefonica Emisiones
	6.421% 6/20/16		125,000	140,996
	Time Warner Cable
	8.25% 4/1/19		100,000	124,248
	Viacom 3.50% 4/1/17		95,000	95,553
*	Virgin Media Secured
	Finance 6.50% 1/15/18		200,000	220,000
#	Vivendi 144A
	6.625% 4/4/18		125,000	141,648
				2,880,550
Consumer Cyclical – 1.63%
w#	CVS Pass Through Trust
	144A 5.773% 1/10/33		24,858	25,751
	Family Dollar Stores
	5.00% 2/1/21		105,000	104,551
	Ford Motor Credit
	12.00% 5/15/15		100,000	127,724
*	Goodyear Tire & Rubber
	8.25% 8/15/20		95,000	106,044
	Hanesbrands
	6.375% 12/15/20		70,000	69,650
	Macy’s Retail Holdings
	5.90% 12/1/16		82,000	89,073
	MGM MIRAGE
	11.125% 11/15/17		120,000	140,099
	11.375% 3/1/18		60,000	68,700
	13.00% 11/15/13		15,000	18,038
	Wyndham Worldwide
	5.625% 3/1/21		35,000	35,128
	5.75% 2/1/18		30,000	31,488
				816,246
Consumer Non-Cyclical – 6.77%
	Amgen 3.45% 10/1/20		125,000	119,225
	Anheuser-Busch
	InBev Worldwide
	5.375% 11/15/14		5,000	5,568
	Bio-Rad Laboratories
	4.875% 12/15/20		110,000	110,275
#	Blue Merger Subordinate
	144A 7.625% 2/15/19		45,000	46,294
#	Brambles USA 144A
	3.95% 4/1/15		65,000	66,285
	5.35% 4/1/20		115,000	116,826
#	Bumble Bee Acquisition
	144A 9.00% 12/15/17		40,000	42,100
	CareFusion 6.375% 8/1/19		255,000	288,067
	Celgene
	2.45% 10/15/15		40,000	39,311
	3.95% 10/15/20		95,000	91,048
	Coca-Cola Enterprises
	3.50% 9/15/20		200,000	191,567
	Covidien International
	Finance 4.20% 6/15/20		160,000	161,540
	Delhaize Group
	5.70% 10/1/40		120,000	115,127
	6.50% 6/15/17		10,000	11,409
	Express Scripts
	3.125% 5/15/16		95,000	95,407
	HCA PIK 9.625% 11/15/16		50,000	53,813
	Hospira 6.40% 5/15/15		230,000	260,271
	Kraft Foods 6.125% 8/23/18		90,000	102,210
	Laboratory Corporation
	of America Holdings
	4.625% 11/15/20		115,000	116,503
	Life Technologies
	6.00% 3/1/20		170,000	186,509
	McKesson 4.75% 3/1/21		60,000	62,068
	Medco Health Solutions
	4.125% 9/15/20		120,000	117,079
	7.125% 3/15/18		70,000	82,945
	Merck 3.875% 1/15/21		75,000	74,123
#	Mylan 144A
	6.00% 11/15/18		120,000	123,450
	PHH 9.25% 3/1/16		70,000	77,525
	Quest Diagnostics
	4.70% 4/1/21		90,000	91,529
	4.75% 1/30/20		15,000	15,393
*	Safeway 3.95% 8/15/20		80,000	77,307
	Teva Pharmaceutical Finance III
	1.70% 3/21/14		15,000	15,025

2011 Semiannual report • Delaware Pooled Trust

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
#	Woolworths 144A
	4.55% 4/12/21	USD	65,000	$66,080
	Yale University
	2.90% 10/15/14		160,000	167,277
	Zimmer Holdings
	4.625% 11/30/19		180,000	189,762
				3,378,918
Electric – 3.79%
	Ameren Illinois
	9.75% 11/15/18		310,000	405,968
#	American Transmission Systems
	144A 5.25% 1/15/22		145,000	152,607
	CMS Energy
	4.25% 9/30/15		45,000	46,249
	6.25% 2/1/20		30,000	32,019
	6.55% 7/17/17		30,000	33,521
	8.75% 6/15/19		45,000	55,029
	Commonwealth Edison
	4.00% 8/1/20		20,000	19,662
	5.80% 3/15/18		40,000	44,786
	Dominion Resources
	4.45% 3/15/21		75,000	75,581
#	Enel Finance International
	144A 6.25% 9/15/17		100,000	112,466
	Exelon Generation
	4.00% 10/1/20		60,000	56,738
	Florida Power
	5.65% 6/15/18		30,000	34,086
	NiSource Finance
	5.45% 9/15/20		25,000	26,369
	6.40% 3/15/18		35,000	39,587
	6.80% 1/15/19		45,000	51,875
#	Oncor Electric Delivery 144A
	5.00% 9/30/17		55,000	58,848
	5.25% 9/30/40		20,000	19,179
	Pennsylvania Electric
	5.20% 4/1/20		110,000	114,595
@#	Power Receivables Finance
	144A 6.29% 1/1/12		13,846	13,885
	PPL Electric Utilities
	7.125% 11/30/13		95,000	108,438
	Public Service Oklahoma
	5.15% 12/1/19		115,000	122,607
•	Puget Sound Energy
	6.974% 6/1/67		65,000	65,402
	Southern California Edison
	5.50% 8/15/18		135,000	152,472
•	Wisconsin Energy
	6.25% 5/15/67		50,000	50,312
				1,892,281
Energy – 3.82%
	Anadarko Petroleum
	5.95% 9/15/16		90,000	100,646
	Chesapeake Energy
	6.125% 2/15/21		45,000	46,519
	6.625% 8/15/20		8,000	8,660
	6.875% 11/15/20		8,000	8,760
	9.50% 2/15/15		45,000	54,394
	Ecopetrol 7.625% 7/23/19		22,000	25,960
*#	ENI 144A 4.15% 10/1/20		100,000	96,428
*	Noble Energy 8.25% 3/1/19		120,000	153,270
	Noble Holding International
	4.625% 3/1/21		125,000	127,097
	Pemex Project Funding
	Master Trust
	6.625% 6/15/35		50,000	51,007
	Petrobras International Finance
	5.375% 1/27/21		60,000	61,148
	5.75% 1/20/20		30,000	31,319
	5.875% 3/1/18		20,000	21,437
#	PetroHawk Energy 144A
	7.25% 8/15/18		115,000	122,763
	Pride International
	6.875% 8/15/20		125,000	144,775
	Range Resources
	8.00% 5/15/19		110,000	121,825
*	SandRidge Energy
	8.75% 1/15/20		115,000	127,075
	Sempra Energy
	6.15% 6/15/18		75,000	85,033
	Transocean 6.50% 11/15/20		90,000	101,209
	Weatherford International
	9.625% 3/1/19		75,000	97,407
	Williams 8.75% 3/15/32		15,000	19,775
	Williams Partners/Finance
	7.25% 2/1/17		160,000	190,403
#	Woodside Finance 144A
	8.125% 3/1/14		5,000	5,785
	*8.75% 3/1/19		80,000	102,685
				1,905,380
Finance Companies – 2.65%
#	CDP Financial 144A
	4.40% 11/25/19		250,000	256,780
#	ERAC USA Finance 144A
	5.25% 10/1/20		215,000	224,439
	General Electric Capital
	4.375% 9/16/20		30,000	29,646
	5.30% 2/11/21		75,000	77,971
	6.00% 8/7/19		425,000	474,010
•#	ILFC E-Capital Trust II 144A
	6.25% 12/21/65		130,000	112,450
#	UPCB Finance III 144A
	6.625% 7/1/20		150,000	148,313
				1,323,609

2011 Semiannual report • Delaware Pooled Trust

(continues)       39

Statements of net assets

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Insurance – 0.94%
	American International Group
	5.45% 5/18/17	USD	75,000	$78,912
•	Chubb 6.375% 3/29/67		85,000	91,375
#	Health Care Services 144A
	4.70% 1/15/21		50,000	50,874
•	ING Groep
	5.775% 12/29/49		25,000	23,500
	MetLife 6.817% 8/15/18		35,000	41,220
	Prudential Financial
	3.875% 1/14/15		175,000	183,166
‡@=w#	Twin Reefs Pass
	Through Trust 144A
	0.00% 12/31/49		300,000	0
				469,047
Natural Gas – 2.40%
	Buckeye Partners
	4.875% 2/1/21		65,000	66,257
	CenterPoint Energy
	5.95% 2/1/17		70,000	77,124
*•	Enbridge Energy Partners
	8.05% 10/1/37		100,000	109,377
	Energy Transfer Partners
	9.70% 3/15/19		180,000	236,204
	Enterprise Products
	Operating
	•7.034% 1/15/68		135,000	142,615
	9.75% 1/31/14		60,000	72,207
	Kinder Morgan Energy Partners
	9.00% 2/1/19		185,000	238,163
	Plains All American
	Pipeline/PPA Finance
	8.75% 5/1/19		65,000	82,346
•	TransCanada Pipelines
	6.35% 5/15/67		170,000	173,373
				1,197,666
Real Estate – 1.49%
	Brandywine Operating
	Partnership
	4.95% 4/15/18		65,000	65,714
	Developers Diversified Realty
	7.875% 9/1/20		160,000	186,233
	9.625% 3/15/16		105,000	129,150
	Digital Realty Trust
	5.25% 3/15/21		60,000	59,901
	5.875% 2/1/20		50,000	52,964
	Health Care REIT
	5.25% 1/15/22		145,000	145,918
	Regency Centers
	5.875% 6/15/17		93,000	103,310
				743,190
Technology – 0.50%
	National Semiconductor
	6.60% 6/15/17		140,000	164,470
#	Seagate Technology
	International 144A
	10.00% 5/1/14		63,000	74,340
	Symantec 4.20% 9/15/20		10,000	9,555
				248,365
Transportation – 0.47%
	Burlington Northern Santa Fe
	3.60% 9/1/20		15,000	14,463
	4.70% 10/1/19		75,000	79,401
	5.65% 5/1/17		55,000	62,143
	5.75% 3/15/18		5,000	5,653
	Canadian Pacific Railway
	4.45% 3/15/23		75,000	73,560
				235,220
Total Corporate Bonds
(cost $22,898,109)				23,620,121

Non-Agency Asset-Backed Securities – 4.16%
•	Ally Master Owner Trust
	Series 2011-1 A1
	1.089% 1/15/16		100,000	100,463
•	American Express Credit
	Account Master Trust
	Series 2010-1 B
	0.819% 11/16/15		100,000	100,107
#	Avis Budget Rental Car
	Funding Series 2011-2A
	A 144A 2.37% 11/20/14		100,000	99,980
•	Bank of America Credit Card
	Trust Series 2008-A5 A5
	1.419% 12/16/13		120,000	120,265
#	Cabela’s Master Credit Card
	Trust Series 2010-2A A1
	144A 2.29% 9/17/18		100,000	99,735
•	Capital One Multi-Asset
	Execution Trust
	Series 2007-A1 A1
	0.269% 11/15/19		100,000	97,033
#	CIT Equipment Collateral 144A
	Series 2009-VT1 A3
	3.07% 8/15/16		47,967	48,304
	Series 2010-VT1A A3
	2.41% 5/15/13		100,000	100,731
	Citibank Credit Card
	Issuance Trust
	•Series 2004-C1 C1
	0.869% 7/15/13		50,000	49,984
	Series 2007-A3 A3
	6.15% 6/15/39		225,000	266,646

2011 Semiannual report • Delaware Pooled Trust

		Principal		Value
		Amount°		(U.S. $)
Non-Agency Asset-Backed Securities (continued)
•	Citicorp Residential
	Mortgage Securities
	Series 2006-3 A5
	5.948% 11/25/36	USD	300,000	$242,293
	Discover Card Master Trust
	Series 2007-A1 A1
	5.65% 3/16/20		150,000	170,297
#	Ford Auto Securitization
	Trust Series 2011-R1A A3
	144A 3.02% 2/15/16	CAD	100,000	105,031
•	Ford Credit Floorplan
	Master Owner Trust
	Series 2009-2 A
	1.769% 9/15/14	USD	100,000	101,542
#	Great America Leasing
	Receivables Series 2011-1
	A3 144A 1.69% 2/15/14		75,000	75,487
	Harley-Davidson
	Motorcycle Trust
	Series 2009-4 A3
	1.87% 2/15/14		100,000	100,525
	John Deere Owner Trust
	Series 2010-A A4
	2.13% 10/17/16		90,000	91,959
	Series 2011-A A4
	1.96% 4/16/18		70,000	70,523
•	Merrill Auto Trust
	Securitization
	Series 2007-1 A4
	0.279% 12/15/13		21,358	21,355
	Mid-State Trust Series 11 A1
	4.864% 7/15/38		14,146	13,718
Total Non-Agency Asset-Backed
	Securities (cost $2,048,184)			2,075,978

Non-Agency Collateralized Mortgage Obligations – 1.01%
	Citicorp Mortgage Securities
	Series 2006-4 3A1
	5.50% 8/25/21		2,539	2,558
•w	Countrywide Home
	Loan Mortgage Pass
	Through Trust
	Series 2006-HYB1 3A1
	2.807% 3/20/36		142,096	91,916
	First Horizon Asset Securities
	Series 2006-3 1A11
	6.25% 11/25/36		57,589	57,474
•#	GSMPS Mortgage Loan Trust
	Series 1999-2 A 144A
	8.00% 9/19/27		40,514	42,181
	Lehman Mortgage Trust
	Series 2005-2 2A3
	5.50% 12/25/35		70,643	69,108
#	MASTR Reperforming Loan
	Trust Series 2005-1 1A5
	144A 8.00% 8/25/34		96,233	97,989
•#	MASTR Specialized Loan
	Trust Series 2005-2 A2
	144A 5.006% 7/25/35		71,721	71,382
	Wells Fargo Mortgage
	Backed Securities Trust
	•Series 2005-AR16 2A1
	2.759% 10/25/35		6,647	6,140
	Series 2006-4 1A8
	5.75% 4/25/36		65,390	65,652
Total Non-Agency Collateralized
	Mortgage Obligations
	(cost $529,227)			504,400

Regional Bonds – 0.34%Δ
Australia – 0.32%
	New South Wales Treasury
	6.00% 5/1/20	AUD	145,000	159,891
				159,891
Canada – 0.02%
	Quebec Province
	4.50% 12/1/19	CAD	11,000	12,205
				12,205
Total Regional Bonds
	(cost $142,720)			172,096

«Senior Secured Loans – 4.35%
	Affinion Group Tranche B
	5.00% 10/7/16	USD	74,623	74,857
	Alliance HealthCare Services
	5.50% 6/1/16		49,748	49,976
	ATI Holdings 7.50% 3/12/16		112,969	114,146
	AZ Chem 4.75% 11/19/16		106,468	107,362
	BNY ConvergEx Group
	8.75% 11/29/17		50,000	51,604
	Bresnan Broadband Holdings
	4.50% 12/6/17		49,875	50,349
	Brickman Group
	Holdings Tranche B
	7.25% 10/14/16		49,875	50,997
	Calpine Tranche B
	4.50% 3/1/18		99,000	99,999
	Charter Communications
	Operating Tranche B
	8.50% 3/6/14		97,213	98,975
	Chester Downs & Marina
	12.375% 12/31/16		75,438	77,465
	CityCenter Holdings
	7.50% 1/10/15		50,000	50,572
	Consolidated Container
	5.50% 9/28/14		30,000	27,255

2011 Semiannual report • Delaware Pooled Trust

(continues)       41

Statements of net assets

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio

		Principal		Value
		Amount°		(U.S. $)
	«Senior Secured Loans (continued)
	DaVita Tranche B
	4.50% 10/20/16	USD	49,875	$50,377
	Del Monte Tranche B
	4.50% 11/26/17		85,000	85,456
	Fifth Third Processing
	Solutions 8.25% 11/3/17		80,000	81,842
	First Data Tranche B2
	2.963% 9/24/14		75,087	71,474
	Goodman Global Tranche B
	5.75% 10/28/16		49,750	50,241
	Grifols Tranche B
	6.00% 6/4/16		50,000	50,525
	HGI Holdings 6.75% 7/27/17		46,700	47,255
	Houghton International
	Tranche B 6.75% 1/11/16		49,786	50,304
	Level 3 Financing Tranche B
	11.15% 3/13/14		135,000	144,922
	MGM MIRAGE Tranche E
	7.00% 2/21/14		60,000	59,495
	NBTY Tranche B
	4.25% 10/1/17		24,938	25,156
	Nortek 5.25% 4/12/17		25,000	25,219
	Nuveen Investment
	5.807% 5/13/17		100,000	100,469
	2nd Lien 12.50% 7/9/15		65,000	69,631
	OSI Restaurant
	2.50% 6/13/14		68,157	66,999
	Revolver Capex
	2.56% 6/14/13		6,627	6,514
	PQ 6.72% 7/30/15		50,000	49,545
	Toys R Us Tranche B
	6.00% 9/1/16		49,750	50,248
	Univision Communications
	4.461% 3/29/17		133,857	131,187
	Visant 5.25% 12/31/16		99,750	100,415
	Total Senior Secured Loans
	(cost $2,121,633)			2,170,831

	Sovereign Bonds – 4.59%Δ
	Australia – 1.38%
	Australian Government
	Bonds
	4.50% 4/15/20	AUD	439,000	450,793
	6.00% 2/15/17	AUD	210,000	238,463
				689,256
	Belgium – 0.06%
	Belgium Government Bond
	4.25% 9/28/21	EUR	21,200	31,454
				31,454
	Brazil – 0.65%
	Republic of Brazil
	7.125% 1/20/37	USD	60,000	72,300
	8.875% 10/14/19		60,000	80,250
	10.25% 1/10/28	BRL	250,000	170,686
				323,236
	Canada – 0.35%
	Canadian Government Bond
	3.75% 6/1/19	CAD	124,000	137,433
	4.00% 6/1/41	CAD	34,000	37,967
				175,400
	Indonesia – 0.21%
	Indonesia Treasury Bonds
	10.50% 8/15/30	IDR	160,000,000	21,261
	11.00% 11/15/20	IDR	572,000,000	81,277
				102,538
	Italy – 0.01%
	Italy Buoni Poliennali Del
	Tesoro 4.25% 3/1/20	EUR	5,000	7,253
				7,253
	Mexico – 0.15%
	Mexican Bonos
	7.50% 6/3/27	MXN	911,000	77,121
				77,121
	Norway – 1.05%
	Norway Government Bonds
	4.50% 5/22/19	NOK	1,547,000	314,425
	5.00% 5/15/15	NOK	1,018,000	208,818
				523,243
	Philippines – 0.25%
	Philippine Government
	International Bond
	9.50% 10/21/24	USD	90,000	124,200
				124,200
	Poland – 0.11%
	Poland Government Bond
	5.50% 10/25/19	PLN	82,000	29,804
	Poland Government
	International Bond
	5.125% 4/21/21	USD	24,000	24,156
				53,960
	Russia – 0.10%
Φ	Russia-Eurobond
	7.50% 3/31/30		43,250	50,522
				50,522
	South Africa – 0.09%
	South Africa Government
	International Bond
	6.50% 6/2/14		40,000	44,800
				44,800
	Sweden – 0.13%
	Swedish Government Bond
	5.00% 12/1/20	SEK	335,000	63,466
				63,466
	Turkey – 0.05%
	Republic of Turkey
	7.375% 2/5/25	USD	20,000	23,650
	Turkey Government Bond
	4.00% 4/29/15	TRY	416	294
				23,944
	Total Sovereign Bonds
	(cost $2,036,417)			2,290,393
2011 Semiannual report • Delaware Pooled Trust

	Principal		Value
	Amount°		(U.S. $)
Supranational Banks – 1.30%
European Investment Bank
4.00% 2/16/21	USD	180,000	$186,306
Inter-American
Development Bank
5.375% 5/27/14	AUD	170,000	185,678
International Bank for
Reconstruction &
Development
7.50% 7/30/14	NZD	309,000	275,037
Total Supranational Banks
(cost $551,626)			647,021

U.S. Treasury Obligations – 6.21%
∞ U.S. Treasury Bond
4.25% 11/15/40	USD	230,000	223,639
U.S. Treasury Inflation
Indexed Note
0.125% 4/15/16		195,511	201,880
U.S. Treasury Notes
2.00% 4/30/16		945,000	946,546
*2.25% 3/31/16		795,000	806,803
*3.625% 2/15/21		895,000	919,473
Total U.S. Treasury Obligations
(cost $3,059,601)			3,098,341

	Number of
	Shares
Preferred Stock – 0.70%
Alabama Power 5.625%		1,855	45,216
# Ally Financial 144A 7.00%		200	186,050
• PNC Financial Services
Group 8.25%		110,000	117,522
Total Preferred Stock
(cost $345,333)			348,788

	Number of
	Contracts
Purchased Option – 0.00%
Put Option – 0.00%
U.S. 10 yr futures,
strike price $117.50,
expires 5/20/11		7	219
Total Purchased Option
(cost $4,829)			219

	Principal
	Amount°
≠Short-Term Investment – 9.81%
Discount Note – 9.81%
Federal Home Loan Bank
0.001% 5/2/11	USD	4,897,511	4,897,511
Total Short-Term Investment
(cost $4,897,511)			4,897,511
Total Value of Securities Before Securities
Lending Collateral – 106.82%
(cost $51,395,712)			53,304,333

	Number of
	Shares
Securities Lending Collateral** – 2.79%
Investment Companies
BNY Mellon SL DBT II
Liquidating Fund		32,889	31,942
Delaware Investments
Collateral Fund No.1		1,360,437	1,360,437
@†Mellon GSL Reinvestment Trust II		49,094	0
Total Securities Lending Collateral
(cost $1,442,420)			1,392,379

Total Value of Securities – 109.61%
(cost $52,838,132)			54,696,712 ©
Obligation to Return Securities
Lending Collateral** – (2.89%)			(1,442,420)
Other Liabilities Net of Receivables
and Other Assets – (6.72%)			(3,354,059)
Net Assets Applicable to 5,137,272
Shares Outstanding; Equivalent to
$9.71 Per Share – 100.00%			$49,900,233

Components of Net Assets at April 30, 2011:
Shares of beneficial interest
(unlimited authorization – no par)			$52,332,154
Undistributed net investment income			638,999
Accumulated net realized loss on investments			(4,935,691)
Net unrealized appreciation of investments
and foreign currencies			1,864,771
Total net assets			$49,900,233

°Principal amount is stated in the currency in which each security is denominated.

2011 Semiannual report • Delaware Pooled Trust

(continues)       43

Statements of net assets
Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio

AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CHF — Swiss Franc
CLP — Chilean Peso
COP — Colombian Peso
EUR — European Monetary Unit
GBP — British Pound Sterling
IDR — Indonesian Rupiah
JPY — Japanese Yen
KRW — South Korean Won
MXN — Mexican Peso
MYR — Malaysian Ringgit
NOK — Norwegian Kroner
NZD — New Zealand Dollar
PHP — Philippine Peso
PLN — Polish Zloty
SEK — Swedish Kroner
TRY — Turkish Lira
TWD — Taiwan Dollar
USD — United States Dollar

•	Variable rate security. The rate shown is the rate as of April 30, 2011. Interest rates reset periodically.
w	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2011, the aggregate amount of Rule 144A securities was $6,644,176, which represented 13.31% of the Portfolio’s net assets. See Note 10 in “Notes to financial statements.”
*	Fully or partially on loan.
Φ	Step coupon bond. Coupon decreases periodically based on a predetermined schedule. Stated rate in effect at April 30, 2011.
@	Illiquid security. At April 30, 2011, the aggregate amount of illiquid securities was $301,176 which represented 0.60% of the Portfolio’s net assets. See Note 10 in “Notes to financial statements.”
=	Security is being fair valued in accordance with the Portfolio’s fair valuation policy. At April 30, 2011, the aggregate amount of fair valued securities was $0, which represented 0.00% of the Portfolio’s net assets. See Note 1 in “Notes to financial statements.”
‡	Non income producing security. Security is currently in default.
Δ	Securities have been classified by country of origin.
«	Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at April 30, 2011.
∞	Fully or partially pledged as collateral for futures contracts.
†	Non income producing security.
≠	The rate shown is the effective yield at the time of purchase.
**	See Note 9 in “Notes to financial statements.”
©	Includes $2,898,274 of securities loaned.

Summary of Abbreviations:
ARM — Adjustable Rate Mortgage
BAML — Bank of America Merrill Lynch
BCLY — Barclays Bank
CDS — Credit Default Swap
CITI — Citigroup Global Markets
CPI — Consumer Price Index
GNMA — Government National Mortgage Association
GSC — Goldman Sachs Capital
GSMPS — Goldman Sachs Reperforming Mortgage Securities
JPMC — JPMorgan Chase Bank
MASTR — Mortgage Asset Securitization Transactions, Inc.
MSC — Morgan Stanley Capital
NCUA — National Credit Union Administration
PIK — Pay-in-kind
REIT — Real Estate Investment Trust
REMIC — Real Estate Mortgage Investment Conduit
S.F. — Single Family
TBA — To be announced
yr — Year
The following foreign currency exchange contracts, futures contract and swap contracts were outstanding at April 30, 20111:

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to				Settlement	Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Date	(Depreciation)
BAML	BRL	110,481	USD	(70,000)	5/6/11	$174
BAML	COP	123,305,000	USD	(70,000)	6/3/11	(195)
BAML	IDR	599,900,000	USD	(70,000)	6/3/11	(402)
BAML	KRW	32,433,000	USD	(30,000)	5/6/11	339
BAML	MXN	987,784	USD	(83,799)	5/6/11	1,963
BAML	PHP	1,290,900	USD	(30,000)	5/6/11	146
BAML	TRY	183,133	USD	(120,000)	6/3/11	(336)
BCLY	AUD	(23,915)	USD	25,000	5/6/11	(1,202)
CITI	KRW	64,986,000	USD	(60,000)	5/6/11	791
GSC	CAD	66,637	USD	(70,000)	6/3/11	374
GSC	GBP	(103,349)	USD	166,721	5/6/11	(5,897)
GSC	KRW	97,740,000	USD	(90,000)	5/6/11	1,430
JPMC	CLP	29,655,000	USD	(62,268)	5/6/11	2,166
JPMC	EUR	(46,836)	USD	66,568	5/6/11	(2,803)
JPMC	MYR	705,052	USD	(233,075)	5/6/11	4,788
MSC	CHF	33,074	USD	(35,977)	5/6/11	2,258
MSC	EUR	(47,617)	USD	68,668	5/6/11	(1,861)
MSC	JPY	(2,826,050)	USD	33,688	5/6/11	(1,142)
MSC	KRW	113,615,000	USD	(104,406)	5/6/11	1,874
MSC	MXN	160,797	USD	(13,533)	5/6/11	428
MSC	MYR	208,262	USD	(70,000)	6/3/11	112
MSC	PHP	3,020,150	USD	(70,000)	6/3/11	422
MSC	TWD	2,010,085	USD	(70,000)	6/3/11	93
						$3,520

2011 Semiannual report • Delaware Pooled Trust

Futures Contract
				Unrealized
Contract	Notional	Notional	Expiration	(Depreciation)
to Sell	Proceeds	Value	Date	Appreciation
(7) U.S. Treasury
5 yr Notes	$(814,750)	$(829,281)	6/30/11	$ (14,531)

Swap Contracts
CDS Contracts

			Annual		Unrealized
	Swap &	Notional	Protection	Termination	Appreciation
Counterparty	Referenced Obligation	Value	Payments	Date	(Depreciation)
	Protection Purchased:
BAML	Kingdom of Spain
	5 yr CDS	$147,000	1.00%	12/20/15	$(6,288)
BCLY	ITRAXX Europe
	Subordinate
	Financials
	15.1 5 yr CDS	325,000	1.00%	6/20/16	(5,357)
	Kingdom of Spain
BCLY	5 yr CDS	151,000	1.00%	3/20/15	4,870
BCLY	5 yr CDS	70,000	1.00%	3/20/16	(2,851)
BCLY	United States of
	America
	5 yr CDS	82,000	0.25%	3/20/16	(200)
CITI	Sara Lee 5 yr CDS	45,000	1.00%	3/20/16	(2,992)
JPMS	ITRAXX Europe
	Subordinate
	Financials
	15.1 5 yr CDS	620,000	1.00%	6/20/16	(10,219)
JPMS	Portuguese
	Republic
	5 yr CDS	85,000	1.00%	6/20/15	14,981
JPMS	Viacom 5 yr CDS	130,000	1.00%	9/20/15	(2,177)
		$1,655,000			$(10,233)

	Protection Sold/Moody’s Rating:
CITI	MetLife
	5 yr CDS/A	$55,000	5.00%	9/20/14	$4,237
JPMS	Comcast 5 yr
	CDS/Baa	130,000	1.00%	9/20/15	2,607
JPMS	MetLife 5 yr CDS/A	280,000	1.00%	12/20/14	12,598
JPMS	Tyson Foods CDS/Ba	70,000	1.00%	3/20/16	1,182
		$535,000			$20,624
Total					$10,391

Inflation Swap Contract
			Unrealized
Notional	Expiration		Appreciation
Value	Date	Description	(Depreciation)
$170,000	4/5/16	Agreement with Barclays to receive the notional amount multiplied by the non-revised CPI and to pay the notional amount multiplied by the fixed rate of 2.55%.	$1,588

The use of foreign currency exchange contracts, future contracts, and swaps contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 8 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

2011 Semiannual report • Delaware Pooled Trust

(continues)       45

Statements of net assets
Delaware Pooled® Trust — The International Equity Portfolio
April 30, 2011 (Unaudited)

	Number of	Value
	Shares	(U.S. $)
Common Stock – 98.87%Δ
Australia – 7.87%
Amcor	1,571,414	$12,063,038
AMP	406,345	2,441,988
Foster’s Group	555,932	3,426,305
QBE Insurance Group	725,231	14,880,523
Telstra	5,561,634	17,748,572
Wesfarmers	232,772	8,500,471
		59,060,897
Belgium – 0.00%
✗†Ageas VVPR Strip	732,357	2,170
		2,170
France – 15.93%
Carrefour	385,911	18,300,368
Compagnie de Saint-Gobain	185,441	12,811,640
France Telecom	862,551	20,234,378
† GDF Suez	162,519	241
Sanofi-Aventis	306,818	24,272,196
Societe Generale	105,809	7,078,864
* Total	366,429	23,461,815
* Vinci	199,717	13,343,771
		119,503,273
Germany – 4.42%
Deutsche Telekom	1,132,123	18,859,930
* RWE	219,434	14,305,167
		33,165,097
Ireland – 1.23%
Experian	685,731	9,238,014
		9,238,014
Italy – 5.06%
ENI	770,961	20,615,630
Intesa Sanpaolo	5,218,346	17,332,271
		37,947,901
Japan – 18.88%
Astellas Pharma	493,300	18,786,012
Canon	456,200	21,365,048
Kao	738,200	18,414,060
KDDI	1,778	11,789,056
Secom	30,800	1,524,057
Seven & I Holdings	767,873	19,144,775
Shin-Etsu Chemical	48,200	2,494,947
Takeda Pharmaceutical	414,100	20,005,817
Tokio Marine Holdings	497,352	13,785,367
Toyota Motor	308,000	12,260,784
* Trend Micro	71,700	2,033,297
		141,603,220
Netherlands – 5.67%
ING Groep CVA	1,016,881	13,407,479
* Koninklijke Ahold	1,243,911	17,467,825
* Reed Elsevier	890,098	11,665,970
		42,541,274
New Zealand – 0.54%
Telecom Corporation of
New Zealand	2,311,400	4,069,595
		4,069,595
Singapore – 4.25%
Jardine Matheson Holdings	178,815	$8,583,120
Singapore Telecommunications	4,831,602	12,315,848
United Overseas Bank	685,610	10,989,925
		31,888,893
Spain – 7.06%
* Banco Santander	580,547	7,415,363
* Iberdrola	2,431,352	22,584,079
* Telefonica	852,218	22,914,708
		52,914,150
Switzerland – 5.04%
Novartis	392,217	23,282,288
Zurich Financial Services	51,582	14,489,828
		37,772,116
Taiwan – 1.68%
Taiwan Semiconductor
Manufacturing ADR	932,032	12,582,432
		12,582,432
United Kingdom – 21.24%
BG Group	603,192	15,451,115
BP	1,894,108	14,634,703
Compass Group	1,596,147	15,583,962
GlaxoSmithKline	1,192,289	26,000,332
Royal Dutch Shell Class A	620,139	23,959,824
Tesco	3,225,856	21,745,170
Unilever	749,794	24,322,693
Vodafone Group	6,134,591	17,584,231
		159,282,030
Total Common Stock
(cost $646,038,623)		741,571,062

	Principal
	Amount (U.S. $)
≠Short-Term Investments – 1.21%
Discount Notes – 1.21%
Federal Home Loan Bank
0.001% 5/2/11	$7,519,160	7,519,160
0.03% 5/3/11	63,375	63,375
0.037% 5/23/11	81,120	81,119
0.04% 5/9/11	1,317,814	1,317,812
0.05% 5/16/11	63,375	63,374
0.06% 6/7/11	60,206	60,205
Total Short-Term Investments
(cost $9,105,041)		9,105,045

Total Value of Securities Before
Securities Lending Collateral – 100.08%
(cost $655,143,664)		750,676,107

2011 Semiannual report • Delaware Pooled Trust

	Number of	Value
	Shares	(U.S. $)
Securities Lending Collateral** – 11.63%
Investment Companies
BNY Mellon SL DBT II
Liquidating Fund	658,913	$639,936
Delaware Investments Collateral
Fund No.1	86,565,712	86,565,712
†@ Mellon GSL Reinvestment Trust II	1,430,950	0
Total Securities Lending Collateral
(cost $88,655,575)		87,205,648

Total Value of Securities – 111.71%
(cost $743,799,239)		837,881,755 ©
Obligation to Return Securities
Lending Collateral** – (11.82%)		(88,655,575)
Receivables and Other Assets
Net of Other Liabilities – 0.11%		858,064
Net Assets Applicable to 51,176,217
Shares Outstanding; Equivalent to
$14.66 Per Share – 100.00%		$750,084,244

Components of Net Assets at April 30, 2011:
Shares of beneficial interest
(unlimited authorization – no par)		$825,076,330
Undistributed net investment income		6,086,372
Accumulated net realized loss on investments		(174,714,502)
Net unrealized appreciation of investments
and foreign currencies		93,636,044
Total net assets		$750,084,244

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 12 in “Security type/Country and sector allocations.”
@	Illiquid security. At April 30, 2011, the aggregate amount of illiquid securities was $0, which represented 0% of the Portfolio’s net assets. See Note 10 in “Notes to financial statements.”
†	Non income producing security.
*	Fully or partially on loan.
≠	The rate shown is the effective yield at the time of purchase.
**	See Note 9 in “Notes to financial statements.”
©	Includes $84,662,093 of securities loaned.
✗	Dividend coupon which when presented with the corresponding coupon of the share benefits from a reduced withholding tax of 15% (rather than 25%) on dividends paid.

Summary of Abbreviations:
ADR — American Depositary Receipts
AUD — Australian Dollar
CVA — Dutch Certificate
GBP — British Pound Sterling
JPY — Japanese Yen
MNB — Mellon National Bank
NZD — New Zealand Dollar
SGD — Singapore Dollar
USD — United States Dollar
VVPR Strip — Dividend Coupon

The following foreign currency exchange contracts were outstanding at April 30, 20111:

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to				Settlement	Appreciation
Counterparty	Deliver		In Exchange For		Date	(Depreciation)
MNB	AUD	(1,836,036)	USD	1,986,408	5/2/11	$(26,294)
MNB	AUD	(31,890,500)	USD	33,902,791	7/29/11	(659,214)
MNB	GBP	(750,219)	USD	1,242,663	5/3/11	(10,434)
MNB	JPY	(357,747,098)	USD	4,349,509	5/2/11	(59,559)
MNB	NZD	(400,878)	USD	322,951	5/2/11	(1,492)
MNB	SGD	(615,072)	USD	498,963	5/3/11	(3,546)
						$(760,539)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 8 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

2011 Semiannual report • Delaware Pooled Trust

(continues)       47

Statements of net assets

Delaware Pooled® Trust — The Labor Select International Equity Portfolio
April 30, 2011 (Unaudited)

		Number of	Value
		Shares	(U.S. $)
Common Stock – 101.05%Δ
Australia – 9.40%
	Amcor	1,968,828	$15,113,806
	AMP	393,797	2,366,579
	Foster’s Group	552,470	3,404,968
	QBE Insurance Group	815,268	16,727,931
	Telstra	5,997,879	19,140,740
	Wesfarmers	321,710	11,748,349
			68,502,373
Belgium – 0.00%
✗†	Ageas VVPR Strip	305,506	905
			905
France – 16.63%
*	Carrefour	436,034	20,677,262
*	France Telecom	1,011,217	23,721,898
*	GDF Suez	392,877	16,078,513
†	GDF Suez Strip	101,871	151
*	Sanofi-Aventis	306,807	24,271,327
*	Societe Generale	108,379	7,250,802
*	Total	229,588	14,700,122
*	Vinci	217,819	14,553,227
			121,253,302
Germany – 1.99%
*	RWE	222,955	14,534,706
			14,534,706
Ireland – 1.49%
	Experian	808,986	10,898,478
			10,898,478
Italy – 2.40%
	Intesa Sanpaolo	5,258,983	17,467,243
			17,467,243
Japan – 19.57%
	Astellas Pharma	521,900	19,875,166
	Canon	478,200	22,395,366
	Kao	752,300	18,765,778
	KDDI	2,376	15,754,104
*	Secom	39,100	1,934,761
	Seven & I Holdings	951,900	23,732,977
	Shin-Etsu Chemical	46,700	2,417,303
	Takeda Pharmaceutical	443,800	21,440,670
	Tokio Marine Holdings	522,000	14,468,548
*	Trend Micro	66,600	1,888,669
			142,673,342
Netherlands – 6.36%
†	ING Groep CVA	1,054,071	13,897,826
*	Koninklijke Ahold	1,277,844	17,944,334
*	Reed Elsevier	1,108,634	14,530,188
			46,372,348
New Zealand – 0.76%
	Telecom Corporation of
	New Zealand	3,154,717	5,554,392
			5,554,392
Singapore – 4.84%
*	Singapore Telecommunications	6,484,000	16,527,843
	United Overseas Bank	1,170,219	18,757,922
			35,285,765
Spain – 7.60%
*	Banco Santander	596,243	7,615,849
	Iberdrola	2,489,729	23,126,325
*	Telefonica	916,773	24,650,483
			55,392,657
Switzerland – 5.45%
	Novartis	425,202	25,240,301
	Zurich Financial Services	51,458	14,454,996
			39,695,297
United Kingdom – 24.56%
	BG Group	944,588	24,196,173
	BP	3,173,358	24,518,745
	Compass Group	2,363,958	23,080,475
	GlaxoSmithKline	1,300,969	28,370,324
*	Royal Dutch Shell Class A	855,371	33,048,300
	Unilever	712,077	23,099,185
	Vodafone Group	7,943,362	22,768,903
			179,082,105
Total Common Stock
	(cost $669,392,049)		736,712,913

	Principal
	Amount (U.S. $)
≠Short-Term Investments – 0.61%
Discount Notes – 0.61%
Federal Home Loan Bank
0.001% 5/2/11	$3,184,837	3,184,836
0.03% 5/3/11	147,260	147,260
0.037% 5/23/11	188,493	188,492
0.04% 5/9/11	656,919	656,918
0.05% 5/16/11	147,260	147,259
0.06% 6/7/11	139,897	139,896
Total Short-Term Investments
(cost $4,464,648)		4,464,661

Total Value of Securities Before
Securities Lending Collateral – 101.66%
(cost $673,856,697)		741,177,574

2011 Semiannual report • Delaware Pooled Trust

	Number of	Value
	Shares	(U.S. $)
Securities Lending Collateral** – 16.68%
Investment Companies
BNY Mellon SL DBT II
Liquidating Fund	370,816	$360,136
Delaware Investments Collateral
Fund No.1	121,291,261	121,291,261
@† Mellon GSL Reinvestment Trust II	494,977	0
Total Securities Lending Collateral
(cost $122,157,054)		121,651,397

Total Value of Securities – 118.34%
(cost $796,013,751)		862,828,971 ©
Obligation to Return Securities
Lending Collateral** – (16.75%)		(122,157,054)
Other Liabilities Net of Receivables
and Other Assets – (1.59%)		(11,573,533)
Net Assets Applicable to 50,476,870
Shares Outstanding; Equivalent to
$14.44 per share – 100.00%		$729,098,384

Components of Net Assets at April 30, 2011:
Shares of beneficial interest
(unlimited authorization – no par)		$750,349,623
Undistributed net investment income		6,100,011
Accumulated net realized loss on investments		(93,616,127)
Net unrealized appreciation of investments
and foreign currencies		66,264,877
Total net assets		$729,098,384

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 13 in “Security type/country and sector allocations.”
*	Fully or partially on loan.
†	Non income producing security.
**	See Note 9 in “Notes to financial statements.”
©	Includes $116,877,494 of securities loaned.
@	Illiquid security. At April 30, 2011, the aggregate amount of illiquid securities was $0.00, which represented 0.00% of the Portfolio’s net assets. See Note 10 in “Notes to financial statements.”
≠	The rate shown is the effective yield at the time of purchase.
✗	Dividend coupon which when presented with the corresponding coupon of the share benefits from a reduced withholding tax of 15% (rather than 25%) on dividends paid.

Summary of Abbreviations:
AUD — Australian Dollar
CHF — Swiss Franc
CVA — Dutch Certificate
EUR — European Monetary Unit
GBP — British Pound Sterling
MNB — Mellon National Bank
USD — United States Dollar
VVPR Strip — Dividend Coupon

The following foreign currency exchange contracts were outstanding at April 30, 20111:

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to				Settlement	Appreciation
Counterparty	Deliver		In Exchange For		Date	(Depreciation)
MNB	AUD	(35,877,500)	USD	38,141,370	7/29/11	$(741,630)
MNB	CHF	(635,341)	USD	728,518	5/2/11	(5,951)
MNB	EUR	(1,378,098)	USD	2,043,581	5/2/11	2,173
MNB	GBP	(916,578)	USD	1,526,835	5/4/11	(4,112)
						$(749,520)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 8 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

2011 Semiannual report • Delaware Pooled Trust

(continues)       49

Statements of net assets

Delaware Pooled® Trust — The Emerging Markets Portfolio
April 30, 2011 (Unaudited)

	Number of	Value
	Shares	(U.S. $)
Common Stock – 94.85%Δ
Brazil – 15.21%
AES Tiete	102,494	$1,528,488
AmBev ADR	308,400	10,047,672
CCR	443,300	13,759,820
Cielo	1,480,437	13,837,354
* Companhia Siderurgica Nacional ADR	534,700	8,517,771
CPFL Energia	333,947	9,675,933
Itau Unibanco Holding ADR	269,700	6,405,375
Redecard	779,500	11,322,512
Santos Brasil Participacoes	181,999	3,469,291
Vale ADR	658,600	19,692,140
		98,256,356
Chile – 2.41%
Enersis ADR	619,200	13,226,112
# Inversiones Aguas Metropolitan
144A ADR	71,300	2,337,656
		15,563,768
■China – 23.15%
Beijing Enterprises Holdings	1,238,999	6,580,831
China BlueChemical Class H	6,223,000	5,064,105
China Construction Bank Class H	20,280,770	19,167,538
China Gas Holdings	12,504,000	4,894,501
China Merchants
Holdings International	2,124,000	9,777,243
China Mobile	1,566,000	14,397,126
China Resources Power Holdings	6,246,000	11,500,689
China Shenhua Energy Class H	2,364,500	11,036,546
China Shipping Development Class H	5,934,000	6,242,455
ENN Energy Holdings	1,782,000	6,103,447
* Hengan International Group	1,003,500	7,830,254
Industrial & Commercial Bank of
China Class H	24,811,803	20,989,858
Jiangsu Expressway Class H	6,498,000	6,885,974
* Tingyi Cayman Islands Holding	3,612,000	9,580,778
Want Want China Holdings	10,572,000	9,488,024
		149,539,369
Colombia – 0.51%
BanColombia ADR	49,600	3,286,000
		3,286,000
Egypt – 0.23%
MobiNil-Egyptian Mobile Services	62,197	1,497,037
		1,497,037
India – 5.57%
Axis Bank	385,352	11,203,116
HCL Technologies	525,259	6,186,080
Rural Electrification	2,174,672	11,724,703
Tata Motors	244,932	6,845,422
		35,959,321
Indonesia – 3.98%
Astra International	1,439,000	9,434,826
Perusahaan Gas Negara	34,859,000	16,281,644
		25,716,470
Kazakhstan – 1.01%
KazMunaiGas Exploration
Production GDR	287,275	6,506,779
		6,506,779
Malaysia – 1.09%
Maxis	3,882,200	7,037,102
		7,037,102
Mexico – 4.74%
*† Compartamos	4,356,100	8,117,838
* Grupo Aeroportuario del
Pacifico ADR	152,500	6,360,775
Grupo Mexico Series B	2,904,500	10,058,285
† Grupo Televisa ADR	119,100	2,825,052
Kimberly-Clark de Mexico Class A	526,200	3,245,820
		30,607,770
Peru – 1.74%
* Creditcorp	116,730	11,266,780
		11,266,780
Philippines – 1.64%
Philippine Long Distance
Telephone ADR	183,100	10,617,969
		10,617,969
Poland – 0.82%
Bank Pekao	36,079	2,365,390
PGE	325,477	2,937,142
		5,302,532
Republic of Korea – 5.19%
Kangwon Land	228,520	5,207,732
KB Financial Group	191,186	10,288,437
KT&G	276,068	16,380,638
* SK Telecom ADR	86,900	1,649,362
		33,526,169
Russia – 3.81%
Gazprom ADR	763,562	12,881,291
LUKOIL ADR	168,164	11,721,031
		24,602,322
South Africa – 5.77%
African Bank Investments	1,953,927	11,392,640
Clicks Group	123,970	828,511
Pretoria Portland Cement	994,621	3,785,427
Sasol	213,219	12,302,189
Tiger Brands	306,403	8,979,270
		37,288,037
Taiwan – 8.92%
Chunghwa Telecom	1,631,836	5,182,509
Chunghwa Telecom ADR	260,838	8,229,439
Far EasTone Telecommunications	1,402,765	2,124,809
Lite-On Technology	2,586,598	3,268,753
MediaTek	549,644	6,064,575
President Chain Store	1,725,715	9,445,259
Quanta Computer	1,496,000	2,946,627
Taiwan Semiconductor Manufacturing	6,960,588	17,762,420
Wistron	1,452,000	2,606,868
		57,631,259

2011 Semiannual report • Delaware Pooled Trust

	Number of	Value
	Shares	(U.S. $)
Common Stock (continued)
Thailand – 3.89%
Kasikornbank	761,054	$3,311,699
Kasikornbank NVDR	1,762,500	7,462,971
PTT PCL Foreign	1,146,000	14,384,937
		25,159,607
Turkey – 5.17%
Tofas Turk Otomobil Fabrikasi	552,944	3,177,338
Tupras Turkiye Petrol Rafinerileri	433,746	14,087,477
* Turkcell Iletisim Hizmetleri	635,108	3,749,684
Turkiye Garanti Bankasi	2,386,946	12,366,295
		33,380,794
Total Common Stock
(cost $512,949,633)		612,745,441

Preferred Stock – 4.32%
Brazil – 2.54%
AES Tiete	241,600	3,983,683
Investimentos Itau	1,618,216	12,400,359
		16,384,042
Republic of Korea – 1.78%
Hyundai Motor	54,859	4,415,418
Samsung Electronics	12,023	7,088,900
		11,504,318
Total Preferred Stock
(cost $18,390,042)		27,888,360

	Principal
	Amount (U.S. $)
≠Short-Term Investments – 1.05%
Discount Notes – 1.05%
Federal Home Loan Bank
0.001% 5/2/11	$5,161,987	5,161,986
0.03% 5/3/11	155,880	155,880
0.037% 5/23/11	199,527	199,526
0.04% 5/9/11	996,840	996,838
0.05% 5/16/11	155,880	155,880
0.06% 6/7/11	148,086	148,085
Total Short-Term Investments
(cost $6,818,182)		6,818,195

Total Value of Securities Before
Securities Lending Collateral – 100.22%
(cost $538,157,857)		647,451,996

	Number of
	Shares
Securities Lending Collateral** – 3.93%
Investment Companies
BNY Mellon SL DBT II
Liquidating Fund	395,989	384,585
Delaware Investments Collateral
Fund No.1	24,989,608	24,989,608
@† Mellon GSL Reinvestment Trust II	546,716	0
Total Securities Lending Collateral
(cost $25,932,313)		25,374,193

Total Value of Securities – 104.15%
(cost $564,090,170)		672,826,189 ©
Obligation to Return Securities
Lending Collateral** – (4.01%)		(25,932,313)
Other Liabilities Net of Receivables
and Other Assets – (0.14%)		(893,554)
Net Assets Applicable to 54,773,749
Shares Outstanding; Equivalent to
$11.79 Per Share – 100.00%		$646,000,322

Components of Net Assets at April 30, 2011:
Shares of beneficial interest
(unlimited authorization – no par)		$510,652,765
Undistributed net investment income		2,924,472
Accumulated net realized gain on investments		23,800,524
Net unrealized appreciation of investments
and foreign currencies		108,622,561
Total net assets		$646,000,322

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 14 in “Security type/Country and Sector allocations.”
@	Illiquid security. At April 30, 2011, the aggregate amount of illiquid securities was $0, which represented 0.00% of the Portfolio’s net assets. See Note 10 in “Notes to financial statements.”
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2011, the aggregate amount of Rule 144A securities was $2,337,656, which represented 0.36% of the Portfolio’s net assets. See Note 10 in ”Notes to financial statements.”
■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
*	Fully or partially on loan.
≠	The rate shown is the effective yield at time of purchase.
**	See Note 9 in “Notes to financial statements.”
†	Non income producing security.
©	Includes $25,051,760 of securities loaned.

2011 Semiannual report • Delaware Pooled Trust

(continues)       51

Statements of net assets

Delaware Pooled® Trust — The Emerging Markets Portfolio

Summary of Abbreviations:
ADR — American Depositary Receipts
BRL — Brazilian Real
GDR — Global Depositary Receipts
MNB — Mellon National Bank
NVDR — Non-Voting Depositary Receipts
USD — United States Dollar
ZAR — South African Rand

The following foreign currency exchange contracts were outstanding at April 30, 20111:

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to				Settlement	Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Date	(Depreciation)
MNB	BRL	(369,531)	USD	231,855	5/3/11	$(2,897)
MNB	ZAR	1,372,136	USD	(206,464)	5/5/11	2,234
						$(663)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 8 in ”Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements

2011 Semiannual report • Delaware Pooled Trust

Delaware Pooled® Trust — The Emerging Markets Portfolio II
April 30, 2011 (Unaudited)

		Number of	Value
		Shares	(U.S. $)
Common Stock – 99.95%Δ
Argentina – 1.06%
†	Arcos Dorados Holdings Class A	300	$6,609
@	Cresud ADR	6,200	107,942
	IRSA Inversiones y Representaciones ADR	3,100	39,277
			153,828
Bahrain – 0.13%
=#	Aluminum Bahrain 144A GDR	1,800	19,800
			19,800
Brazil – 18.03%
	All America Latina Logistica	11,407	93,935
	B2W Cia Global Do Varejo	3,877	54,122
	Banco Bradesco ADR	4,730	95,688
	Banco Santander Brasil ADR	14,800	171,828
	Brasil Foods ADR	7,000	144,970
†	Braskem ADR	5,200	155,116
	Centrais Eletricas Brasileiras ADR	9,300	137,826
	Cia Brasileira de Distribuicao Grupo
	Pao de Acucar ADR	800	36,368
	Cyrela Brazil Realty
	Empreendimentos e Participacoes	4,880	51,690
	Fibria Celulose ADR	7,500	121,125
	Gerdau	9,500	92,598
	Gerdau ADR	6,900	83,352
†	Gol Linhas Aereas Inteligentes ADR	7,200	102,600
	Hypermarcas	9,300	124,626
	Light	4,100	69,089
†	Magazine Luiza	2,000	20,333
	Petroleo Brasileiro ADR	13,100	489,022
	Santos Brasil Participacoes	6,400	121,998
	Vale ADR	10,300	344,020
	Vivo Participacoes	2,600	108,706
			2,619,012
China/Hong Kong – 11.28%
	Alibaba.com	34,000	60,327
	Bank of China	209,000	115,449
	China Construction Bank	130,590	123,422
	China Mengniu Dairy	13,000	39,922
	China Mobile ADR	5,700	262,714
	China Petroleum & Chemical ADR	500	50,385
	China Telecom	62,000	35,765
	China Unicom ADR	9,000	184,140
	CNOOC ADR	200	49,890
@	Huaneng Power International ADR	1,500	33,285
	Industrial & Commercial
	Bank of China	137,000	115,896
†	Leoch International Technology	6,000	3,005
	PetroChina ADR	800	116,464
†	Shanda Interactive
	Entertainment ADR	3,000	145,140
†	Sina	1,500	202,125
	Tianjin Development Holdings	56,000	42,110
	Tingyi Cayman Islands Holding	10,000	26,525
	Tsingtao Brewery	4,000	21,246
†	Xueda Education Group ADR	1,000	10,970
			1,638,780
Guernsey – 0.42%
=†#	Etalon Group 144A	8,700	61,335
			61,335
Hungary – 1.06%
†	OTP Bank	4,339	153,860
			153,860
India – 1.46%
	ICICI Bank ADR	800	40,320
#	Reliance Industries 144A GDR	3,900	171,561
			211,881
Indonesia – 1.95%
	Tambang Batubara Bukit Asam	69,000	179,671
	United Tractors	38,000	103,164
			282,835
Israel – 0.70%
	Israel Chemicals	5,800	101,971
			101,971
Malaysia – 2.81%
=	Hong Leong Bank	8,200	28,787
	KLCC Property Holdings	86,500	96,062
	Malayan Banking	24,608	72,682
†	Petronas Chemicals Group	36,900	90,055
†	UEM Land Holdings	133,100	120,857
			408,443
Mexico – 5.21%
	America Movil Class L ADR	2,300	131,560
	Cemex ADR	22,152	192,279
†	Empresas ICA ADR	8,800	86,856
	Fomento Economico
	Mexicano ADR	1,400	88,060
	Grupo Financiero Banorte	12,300	61,445
†	Grupo Televisa ADR	6,000	142,320
	Wal-Mart de Mexico	17,469	54,637
			757,157
Peru – 1.30%
	Cia de Minas Buenaventura ADR	2,900	120,843
	Creditcorp	700	67,564
			188,407
Poland – 2.33%
	Polska Grupa Energetyczna	7,378	66,580
†	Polski Koncern Naftowy Orlen	3,392	70,677
	Powszechna Kasa Oszczednosci
	Bank Polski	3,940	67,844
	Powszechny Zaklad Ubezpieczen	953	133,937
			339,038

2011 Semiannual report • Delaware Pooled Trust

(continues)       53

Statements of net assets

Delaware Pooled® Trust — The Emerging Markets Portfolio II

	Number of	Value
	Shares	(U.S. $)
Common Stock (continued)
Republic of Korea – 15.69%
KB Financial Group ADR	5,200	$277,108
KCC	436	147,918
KT ADR	6,100	123,830
KT&G	3,604	213,845
LG Display ADR	3,300	58,806
LG Electronics	1,245	120,014
LG Uplus	11,670	71,101
Lotte Chilsung Beverage	247	265,378
Lotte Confectionery	110	163,482
POSCO ADR	1,100	121,330
Samsung Electronics	374	312,570
Samsung Life Insurance	1,490	135,404
SK Telecom ADR	14,100	267,618
		2,278,404
Russia – 7.20%
Gazprom ADR	14,600	246,302
LUKOIL ADR	1,900	132,430
MMC Norilsk Nickel ADR	4,500	124,200
Rosneft Oil GDR	16,400	146,370
Sberbank	60,580	221,420
VTB Bank GDR	27,000	174,690
		1,045,412
South Africa – 6.27%
ABSA Group	3,486	72,148
Anglo Platinum	902	91,590
ArcelorMittal South Africa	7,718	105,511
Impala Platinum Holdings	2,313	72,196
MTN Group	4,739	105,324
Sasol ADR	2,300	132,986
Standard Bank Group	8,132	127,549
Vodacom Group	16,672	203,808
		911,112
Taiwan – 7.60%
Cathay Financial Holding	39,750	66,238
Chunghwa Telecom ADR	2,800	88,340
Fubon Financial Holding	65,096	95,312
Hon Hai Precision Industry	59,160	223,771
HTC	4,200	190,343
MediaTek	7,004	77,280
Taiwan Semiconductor
Manufacturing	42,000	107,178
Taiwan Semiconductor
Manufacturing ADR	9,000	121,500
United Microelectronics	258,000	133,565
		1,103,527
Thailand – 2.32%
Bangkok Bank	12,300	69,992
PTT	11,577	145,318
PTT Exploration & Production	5,800	36,110
Siam Cement NVDR	6,800	85,356
		336,776
Turkey – 2.50%
† Torunlar Gayrimenkul
Yatirim Ortakligi	11,868	56,492
Turkcell Iletisim Hizmet ADR	8,100	119,880
Turkiye Is Bankasi Class C	28,034	99,160
Turkiye Sise ve Cam Fabrikalari	35,449	87,166
		362,698
United Kingdom – 1.15%
Anglo American ADR	6,400	166,554
		166,554
United States – 9.48%
Archer-Daniels-Midland	6,300	233,226
Avon Products	14,400	423,072
Bunge	3,100	233,864
† MEMC Electronic Materials	9,900	117,117
† Yahoo	20,800	369,200
		1,376,479
Total Common Stock
(cost $12,123,880)		14,517,309

Right – 0.16%Δ
Brazil – 0.16%
† B2W Cia Global Do Varejo	1,626	22,761
Total Right (cost $22,512)		22,761

	Principal
	Amount
≠Short-Term Investments – 0.03%
Discount Notes – 0.03%
Federal Home Loan Bank
0.03% 5/3/11	$892	892
0.037% 5/23/11	1,141	1,141
0.04% 5/9/11	731	731
0.05% 5/16/11	892	892
0.06% 6/7/11	847	847
Total Short-Term Investments
(cost $4,503)		4,503

Total Value of Securities – 100.14%
(cost $12,150,895)		14,544,573
Liabilities Net of Receivables and
Other Assets – (0.14%)		(20,189)
Net Assets Applicable to 1,362,971
Shares Outstanding; Equivalent to
$10.66 Per Share – 100.00%		$14,524,384

2011 Semiannual report • Delaware Pooled Trust

Components of Net Assets at April 30, 2011:
Shares of beneficial interest
(unlimited authorization – no par)	$11,867,664
Undistributed net investment income	6,635
Accumulated net realized gain on investments	255,713
Net unrealized appreciation of investments	2,394,372
Total net assets	$14,524,384

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 15 in “Security type/country and sector allocations.”
†	Non income producing security.
≠	The rate shown is the effective yield at the time of purchase.
#
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2011, the aggregate amount of Rule 144A securities was $252,696, which represented 1.74% of the Portfolio’s net assets. See Note 10 in “Notes to financial statements.”

=
Security is being fair valued in accordance with the Portfolio’s fair valuation policy. At April 30, 2011, the aggregate amount of fair valued securities was $109,922, which represented 0.76% of the Portfolio’s net assets. See Note 1 in “Notes to financial statements.”

@	Illiquid security. At April 30, 2011, the aggregate amount of illiquid securities was $141,227, which represented 0.97% of the Portfolio’s net assets. See Note 10 in “Notes to financial statements.”

Summary of Abbreviations:
ADR — American Depositary Receipts
GDR — Global Depositary Receipts
HKD — Hong Kong Dollar
MNB — Mellon National Bank
MXN — Mexican Peso
NVDR — Non-Voting Depositary Receipts
PLN — Polish Zloty
USD — United States Dollar

The following foreign currency exchange contracts were outstanding at April 30, 20111:

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to				Settlement	Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Date	(Depreciation)
MNB	HKD	119,408	USD	(15,377)	5/3/11	$(1)
MNB	MXN	(9,608)	USD	831	5/2/11	(4)
MNB	PLN	(121,048)	USD	45,620	5/4/11	34
						$29

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 8 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

2011 Semiannual report • Delaware Pooled Trust

(continues)       55

Statements of net assets

Delaware Pooled® Trust — The Global Real Estate Securities Portfolio
April 30, 2011 (Unaudited)

		Number of	Value
		Shares	(U.S. $)
Common Stock – 97.46%Δ
Australia – 10.07%
	Charter Hall Office REIT	73,199	$281,761
*	Commonwealth Property Office Fund	680,923	683,262
	Dexus Property Group	657,793	634,804
	Goodman Group	895,465	697,228
	GPT Group	194,973	675,662
†=@	GPT Group-In Specie	1,337,300	0
	Investa Office Fund	717,245	495,537
	Stockland	131,009	543,076
	Westfield Group	155,924	1,542,367
	Westfield Retail Trust	188,024	546,421
			6,100,118
Austria – 1.17%
*	Conwert Immobilien Invest	40,410	710,602
			710,602
Belgium – 1.47%
*	Cofinimmo	5,773	888,595
			888,595
Brazil – 0.20%
	Cyrela	11,700	123,929
			123,929
Canada – 5.96%
*	Boardwalk Real Estate Investment Trust	14,316	729,344
	Calloway Real Estate Investment Trust	9,940	262,972
*	Canadian Real Estate Investment Trust	16,247	575,282
*	Dundee Real Estate Investment	16,712	583,798
	First Capital Realty	34,415	598,743
	H&R Real Estate Investment Trust	27,304	632,024
*	RioCan Real Estate Investment Trust	8,604	230,537
			3,612,700
China/Hong Kong – 13.12%
*	Champion REIT	1,320,155	764,933
	China Overseas Land & Investment	149,164	286,946
	Great Eagle Holdings	249,000	884,900
	Hang Lung Properties	292,642	1,303,763
	Hongkong Land Holdings	122,000	913,780
	Hysan Development	101,000	471,428
	Link REIT	205,000	645,385
*	Soho China	280,425	242,284
	Sun Hung Kai Properties	130,735	2,041,918
	Wharf Holdings	54,200	396,400
			7,951,737
France – 3.53%
	ICADE	4,013	514,902
	Klepierre	12,039	494,748
*	Unibail-Rodamco	4,820	1,127,855
			2,137,505
Germany – 0.96%
@*	Alstria Office REIT	36,609	584,647
			584,647
Japan – 7.10%
	Japan Prime Realty Investment	129	365,346
	Japan Real Estate Investment	52	514,617
	Mitsubishi Estate	85,672	1,486,643
	Mitsui Fudosan	64,446	1,100,046
	Nippon Accommodations Fund	91	666,182
	Sumitomo Realty & Development	8,200	167,860
			4,300,694
Netherlands – 1.02%
	Vastned Offices/Industrial	12,954	258,691
	Vastned Retail	4,716	361,552
			620,243
Singapore – 3.94%
	CapitaLand	129,145	358,736
†	Global Logistic Properties	279,000	439,926
	Keppel Land	72,913	248,405
	Mapletree Logistics Trust	583,760	431,620
	Parkway Life Real Estate
	Investment Trust	284,812	402,553
	Suntec Real Estate Investment Trust	406,712	505,067
			2,386,307
Sweden – 0.85%
	Castellum	33,262	515,959
			515,959
United Kingdom – 7.85%
	Derwent London	21,345	638,575
	Great Portland Estates	86,936	611,513
	Hammerson	107,298	842,563
	Land Securities Group	75,663	992,143
	Segro	160,465	871,400
	Shaftesbury	51,830	444,137
†	Unite Group	100,301	359,714
			4,760,045
United States – 40.22%
*	Alexandria Real Estate Equities	7,181	589,919
	AMB Property	15,298	556,847
*	Ashford Hospitality Trust	16,658	207,725
*	AvalonBay Communities	4,140	524,165
*	Boston Properties	13,534	1,414,709
	Brandywine Realty Trust	16,224	206,045
*	BRE Properties	11,639	590,330
	Brookfield Properties	28,437	562,484
	Camden Property Trust	11,873	745,031
	Cogdell Spencer	29,634	179,286
	Colonial Properties Trust	13,845	292,960
*	DCT Industrial Trust	21,419	124,444
*	DiamondRock Hospitality	21,886	263,507
*	Digital Realty Trust	6,299	380,082
*	DuPont Fabros Technology	24,468	598,487
*	Entertainment Properties Trust	3,520	167,587
	Equity Residential	25,144	1,501,601

2011 Semiannual report • Delaware Pooled Trust

	Number of	Value
	Shares	(U.S. $)
Common Stock (continued)
United States (continued)
* Extra Space Storage	13,348	$288,984
* Federal Realty Investment Trust	5,672	496,640
†FelCor Lodging Trust	20,022	127,340
*† Forest City Enterprises Class A	18,550	356,346
Glimcher Realty Trust	44,515	425,118
HCP	19,050	754,761
* Home Properties	2,976	188,678
Host Hotels & Resorts	55,710	991,081
* Kilroy Realty	16,543	693,813
* Kimco Realty	26,373	515,328
LaSalle Hotel Properties	9,516	267,780
* Liberty Property Trust	14,816	521,079
Macerich	8,170	431,539
Mission West Properties	19,100	146,688
Nationwide Health Properties	8,870	388,506
ProLogis	20,713	337,415
PS Business Parks	5,109	307,868
Public Storage	9,653	1,132,393
* Regency Centers	6,546	308,055
Simon Property Group	24,481	2,804,055
SL Green Realty	9,722	802,357
Starwood Hotels & Resorts Worldwide	5,548	330,494
Tanger Factory Outlet Centers	9,328	257,733
UDR	16,240	420,454
* Ventas	16,549	925,586
Vornado Realty Trust	10,434	1,008,759
* Weingarten Realty Investors	9,195	242,840
		24,376,899
Total Common Stock
(cost $50,107,030)		59,069,980

	Principal
	Amount (U.S. $)
≠Short-Term Investments – 1.61%
Discount Notes – 1.61%
Federal Home Loan Bank
0.03% 5/3/11	$193,513	193,513
0.037% 5/23/11	247,696	247,695
0.04% 5/9/11	158,680	158,680
0.05% 5/16/11	193,513	193,512
0.06% 6/7/11	183,837	183,835
Total Short-Term Investments
(cost $977,217)		977,235

Total Value of Securities Before Securities
Lending Collateral – 99.07%
(cost $51,084,247)		60,047,215

	Number of
	Shares
Securities Lending Collateral** – 17.16%
Investment Companies
BNY Mellon SL DBT II Liquidating Fund	120,644	117,169
Delaware Investments Collateral
Fund No. 1	10,281,935	10,281,935
@† Mellon GSL Reinvestment Trust II	394,559	0
Total Securities Lending Collateral
(cost $10,797,138)		10,399,104

Total Value of Securities – 116.23%
(cost $61,881,385)		70,446,319 ©
Obligation to Return Securities
Lending Collateral** – (17.81%)		(10,797,138)
Receivables and Other Assets Net of
Other Liabilities – 1.58%		959,743
Net Assets Applicable to 10,303,956
Shares Outstanding – 100.00%		$60,608,924

Net Asset Value – Delaware Pooled® Trust –
The Global Real Estate Securities Portfolio
Original Class ($60,600,445 / 10,302,512 Shares)		$5.88
Net Asset Value – Delaware Pooled Trust –
The Global Real Estate Securities Portfolio
Class P ($8,479 / 1,444 Shares)		$5.87

Components of Net Assets at April 30, 2011:
Shares of beneficial interest
(unlimited authorization – no par)		$163,524,149
Distributions in excess of net investment income		(398,122)
Accumulated net realized loss on investments		(111,084,128)
Net unrealized appreciation of investments
and foreign currencies		8,567,025
Total net assets		$60,608,924

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 16 in “Security type/country and sector allocations.”
*	Fully or partially on loan.
†	Non income producing security.
=
Security is being fair valued in accordance with the Portfolio’s fair valuation policy. At April 30, 2011, the aggregate amount of fair valued securities was $0, which represented 0.00% of the Portfolio’s net assets. See Note 1 in “Notes to financial statements.”

@	Illiquid security. At April 30, 2011, the aggregate amount of illiquid securities was $584,647, which represented 0.96% of the Portfolio’s net assets. See Note 10 in “Notes to financial statements.”
≠	The rate shown is the effective yield at the time of purchase.
**	See Note 9 in “Notes to financial statements.”
©	Includes $9,718,885 of securities loaned.

2011 Semiannual report • Delaware Pooled Trust

(continues)       57

Statements of net assets

Delaware Pooled® Trust — The Global Real Estate Securities Portfolio

Summary of Abbreviations:
AUD — Australian Dollar
EUR — European Monetary Unit
GBP — British Pound Sterling
MNB — Mellon National Bank
REIT — Real Estate Investment Trust
USD — United States Dollar

The following foreign currency exchange contracts were outstanding at April 30, 20111:

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to				Settlement	Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Date	Depreciation
MNB	AUD	(145,061)	USD	157,779	5/3/11	$(1,218)
MNB	EUR	113,331	USD	(168,557)	5/3/11	(682)
MNB	GBP	91,281	USD	(152,421)	5/4/11	44
						$(1,856)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 8 in ”Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

2011 Semiannual report • Delaware Pooled Trust

Delaware Pooled® Trust — The Global Fixed Income Portfolio
April 30, 2011 (Unaudited)

	Principal		Value
	Amount°		(U.S. $)
Bonds – 98.51%
Austria – 2.59%
Oesterreichische Kontrollbank
4.875% 2/16/16	USD	2,226,000	$2,487,368
			2,487,368
Canada – 2.01%
Canada Government
International Bond
3.50% 1/13/20	EUR	1,278,000	1,933,849
			1,933,849
Denmark – 3.52%
Denmark Government
International Bond
2.75% 11/15/11	USD	3,340,000	3,383,226
			3,383,226
France – 0.54%
Agence Francaise de
Developement
1.80% 6/19/15	JPY	40,000,000	517,598
			517,598
Germany – 12.84%
Deutschland Republic
2.50% 1/4/21	EUR	1,364,000	1,905,126
3.75% 1/4/15	EUR	1,023,000	1,592,618
4.75% 7/4/28	EUR	371,000	619,720
6.25% 1/4/24	EUR	571,000	1,084,990
KFW 5.25% 7/4/12	EUR	1,373,000	2,119,535
Rentenbank
1.375% 4/25/13	JPY	319,000,000	4,020,194
5.00% 2/15/13	USD	935,000	1,004,426
			12,346,609
Italy – 6.69%
Italy Buoni Poliennali Del Tesoro
4.00% 2/1/37	EUR	2,820,000	3,391,807
4.75% 2/1/13	EUR	200,000	306,112
Republic of Italy
3.70% 11/14/16	JPY	202,000,000	2,731,404
			6,429,323
Japan – 3.69%
Japan Government
10 yr Bond 1.20% 6/20/11	JPY	248,700,000	3,069,018
30 yr Bond 2.30% 6/20/35	JPY	37,150,000	475,060
			3,544,078
Mexico – 4.67%
Mexico Government
International Bond
5.625% 1/15/17	USD	4,010,000	4,491,200
			4,491,200
Netherlands – 7.61%
Deutsche Telekom
International Finance
8.75% 6/15/30		563,000	759,365
ING Bank
3.90% 3/19/14		1,010,000	1,086,867
•6.125% 5/29/23	EUR	665,000	1,027,063
Netherlands Government Bond
4.25% 7/15/13		2,376,000	3,693,145
Telefonica Europe
8.25% 9/15/30		607,000	746,571
			7,313,011
Norway – 5.04%
Eksportfinans 1.60% 3/20/14	JPY	381,000,000	4,844,283
			4,844,283
Poland – 4.14%
Poland Government Bond
5.25% 10/25/17	PLN	10,913,000	3,978,496
			3,978,496
Qatar – 1.88%
# Qatar Government
International Bond 144A
5.25% 1/20/20	USD	1,707,000	1,809,420
			1,809,420
Slovakia – 1.92%
Slovakia Government Bond
4.90% 2/11/14	EUR	1,188,345	1,847,794
			1,847,794
Slovenia – 1.55%
Republic of Slovenia
4.375% 2/6/19	EUR	1,002,000	1,491,508
			1,491,508
Spain – 0.49%
Telefonica Emisiones
5.877% 7/15/19	USD	445,000	476,443
			476,443
Supranational – 9.21%
Asian Development Bank
2.35% 6/21/27	JPY	190,000,000	2,544,956
European Investment Bank
1.40% 6/20/17	JPY	290,600,000	3,716,435
1.90% 1/26/26	JPY	163,400,000	2,069,108
Nordic Investment Bank
1.70% 4/27/17	JPY	40,000,000	521,280
			8,851,779
United Kingdom – 6.03%
HSBC Holdings
6.25% 3/19/18	EUR	700,000	1,123,232
• Lloyds TSB Bank
5.625% 3/5/18	EUR	918,000	1,343,997
# Royal Bank of Scotland 144A
4.875% 8/25/14	USD	1,597,000	1,690,056
Standard Chartered Bank
5.875% 9/26/17	EUR	650,000	1,019,585
• Standard Life
6.375% 7/12/22	EUR	410,000	618,789
			5,795,659
United States – 24.09%
Bank of America
5.65% 5/1/18	USD	1,490,000	1,589,219
7.625% 6/1/19		315,000	372,260

2011 Semiannual report • Delaware Pooled Trust

(continues)       59

Statements of net assets

Delaware Pooled® Trust — The Global Fixed Income Portfolio

	Principal		Value
	Amount°		(U.S. $)
Bonds (continued)
United States (continued)
U.S. Treasury Bonds
4.50% 5/15/38	USD	594,000	$605,416
5.375% 2/15/31		4,455,000	5,176,848
U.S. Treasury Notes
1.875% 8/31/17		1,226,000	1,181,846
2.375% 3/31/16		3,153,000	3,218,277
2.625% 1/31/18		4,009,000	4,014,637
3.625% 8/15/19		1,336,000	1,399,982
3.625% 2/15/21		3,934,000	4,041,571
3.75% 11/15/18		1,002,000	1,067,600
• Zurich Finance USA
4.50% 6/15/25	EUR	334,000	497,830
			23,165,486
Total Bonds
(cost $86,094,838)			94,707,130

≠Short-Term Investments – 0.60%
Discount Notes – 0.60%
Federal Home Loan Bank
0.001% 5/2/11	USD	286,729	286,729
0.030% 5/3/11		49,166	49,166
0.037% 5/23/11		62,932	62,932
0.040% 5/9/11		88,587	88,587
0.050% 5/16/11		49,166	49,166
0.060% 6/7/11		46,708	46,707
Total Short-Term Investments
(cost $583,282)			583,287

Total Value of Securities – 99.11%
(cost $86,678,120)			95,290,417
Receivables and Other Assets
Net of Liabilities – 0.89%			851,588
Net Assets Applicable to 8,527,014 Shares
Outstanding; Equivalent to
$11.27 Per Share – 100.00%			$96,142,005

Components of Net Assets at April 30, 2011:
Shares of beneficial interest
(unlimited authorization – no par)			$82,051,928
Undistributed net investment income			5,604,522
Accumulated net realized loss on investments			(172,434)
Net unrealized appreciation of investments
and foreign currencies			8,657,989
Total net assets			$96,142,005

°Principal amount is stated in the currency in which each security is denominated.

EUR — European Monetary Unit
GBP — British Pound Sterling
JPY — Japanese Yen
PLN — Polish Zloty
USD — United States Dollar

•	Variable rate security. The rate shown is the rate as of April 30, 2011. Interest rates reset periodically.
≠	The rate shown is the effective yield at the time of purchase.
#
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2011, the aggregate amount of Rule 144A securities was $3,499,476, which represented 3.64% of the Portfolio’s net assets. See Note 10 in “Notes to financial statements.”

Summary of Abbreviations:
MNB — Mellon National Bank
yr — Year

The following foreign currency exchange contracts and foreign cross currency exchange contract were outstanding at April 30, 20111:

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to				Settlement	Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Date	(Depreciation)
MNB	EUR	(3,824,161)	GBP	3,384,000	7/29/11	$(4,760)
MNB	EUR	(3,025,820)	USD	4,482,601	5/2/11	383
MNB	JPY	(327,186,454)	USD	4,032,369	5/2/11	(53)
MNB	PLN	(1,885,032)	USD	710,261	5/2/11	219
						$(4,211)

The use of foreign currency exchange contracts and foreign cross currency exchange contract involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 8 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

2011 Semiannual report • Delaware Pooled Trust

Delaware Pooled® Trust — The International Fixed Income Portfolio
April 30, 2011 (Unaudited)

	Principal		Value
	Amount°		(U.S. $)
Bonds – 98.30%
Canada – 3.49%
Canada Government
International Bond
3.50% 1/13/20	EUR	500,000	$756,592
			756,592
Denmark – 2.58%
Denmark Government
International Bond
3.125% 3/17/14	EUR	370,000	560,069
			560,069
Finland – 3.96%
Finnish Government Bond
5.375% 7/4/13	EUR	540,000	857,377
			857,377
France – 9.14%
Agence Francaise de
Developement 1.80% 6/19/15	JPY	70,000,000	905,796
France Government Bond O.A.T.
5.75% 10/25/32	EUR	460,000	848,355
French Treasury Note BTAN
3.00% 7/12/14	EUR	150,000	226,458
			1,980,609
Germany – 14.18%
Bayerische Landesbank
1.40% 4/22/13	JPY	28,000,000	350,611
Deutschland Republic
3.25% 7/4/42	EUR	120,000	163,398
6.25% 1/4/24	EUR	260,000	494,041
6.50% 7/4/27	EUR	480,000	952,869
KFW 5.00% 7/4/11	EUR	340,000	506,606
Rentenbank 1.375% 4/25/13	JPY	48,000,000	604,920
			3,072,445
Italy – 4.47%
Italy Buoni Poliennali Del Tesoro
5.25% 8/1/17	EUR	450,000	706,495
Republic of Italy 4.50% 6/8/15	JPY	19,000,000	261,871
			968,366
Japan – 9.44%
Development Bank of Japan
1.05% 6/20/23	JPY	37,000,000	433,714
Japan Finance Organization for
Municipal Enterprises
1.35% 11/26/13	JPY	33,000,000	417,113
Japan Government Bond
10 yr Bond 1.50% 9/20/18	JPY	28,100,000	363,113
20 yr Bond 1.90% 3/22/21	JPY	63,300,000	830,797
			2,044,737
Netherlands – 8.35%
Bank Nederlandse Gemeenten
1.85% 11/7/16	JPY	60,000,000	774,544
• ING Bank 6.125% 5/29/23	EUR	160,000	247,113
Netherlands Government Bond
5.50% 1/15/28	EUR	440,000	786,983
			1,808,640
Norway – 3.23%
Eksportfinans 1.60% 3/20/14	JPY	55,000,000	699,306
			699,306
Poland – 4.04%
Poland Government Bond
5.25% 10/25/17	PLN	1,700,000	619,760
5.75% 9/23/22	PLN	700,000	254,435
			874,195
Slovakia – 2.43%
Slovakia Government Bond
4.90% 2/11/14	EUR	338,579	526,466
			526,466
Slovenia – 3.23%
Republic of Slovenia
4.375% 2/6/19	EUR	470,000	699,610
			699,610
Supranational – 14.05%
Asian Development Bank
2.35% 6/21/27	JPY	60,000,000	803,671
European Investment Bank
1.25% 9/20/12	JPY	57,000,000	710,903
1.40% 6/20/17	JPY	28,000,000	358,087
2.15% 1/18/27	JPY	20,000,000	259,560
Nordic Investment Bank
1.70% 4/27/17	JPY	70,000,000	912,241
			3,044,462
United Kingdom – 5.44%
HSBC Holdings 6.25% 3/19/18	EUR	150,000	240,693
• Lloyds TSB Bank 5.625% 3/5/18	EUR	175,000	256,209
Royal Bank of Scotland
5.375% 9/30/19	EUR	200,000	296,115
Standard Chartered Bank
5.875% 9/26/17	EUR	150,000	235,289
• Standard Life 6.375% 7/12/22	EUR	100,000	150,924
			1,179,230
United States – 10.27%
U.S. Treasury Bond
5.375% 2/15/31	USD	365,000	424,141
U.S. Treasury Notes
2.00% 1/31/16		625,000	628,809
2.625% 1/31/18		630,000	630,886
3.625% 2/15/21		410,000	421,211
• Zurich Finance USA
4.50% 6/15/25	EUR	80,000	119,241
			2,224,288
Total Bonds
(cost $18,682,133)			21,296,392

2011 Semiannual report • Delaware Pooled Trust

(continues)       61

Statements of net assets

Delaware Pooled® Trust — The International Fixed Income Portfolio

	Principal		Value
	Amount°		(U.S. $)
≠Short-Term Investments – 0.24%
Discount Notes – 0.24%
Federal Home Loan Bank
0.001% 5/2/11	USD	30,813	$30,813
0.03% 5/3/11		3,032	3,032
0.037% 5/23/11		3,881	3,881
0.04% 5/9/11		7,674	7,674
0.05% 5/16/11		3,032	3,032
0.06% 6/7/11		2,880	2,880
Total Short-Term Investments
(cost $51,311)			51,312

Total Value of Securities – 98.54%
(cost $18,733,444)			21,347,704
Receivables and Other Assets
Net of Liabilities – 1.46%			316,190
Net Assets Applicable to 1,838,837
Shares Outstanding; Equivalent to
$11.78 Per Share – 100.00%			$21,663,894

Components of Net Assets at April 30, 2011:
Shares of beneficial interest
(unlimited authorization – no par)			$19,251,787
Undistributed net investment income			537,739
Accumulated net realized loss on investments			(758,855)
Net unrealized appreciation of investments
and foreign currencies			2,633,223
Total net assets			$21,663,894

°Principal amount is stated in the currency in which each security is denominated.

EUR — European Monetary Unit
GBP — British Pound Sterling
JPY — Japanese Yen
PLN — Polish Zloty
USD — United States Dollar

•	Variable rate security. The rate shown is the rate as of April 30, 2011. Interest rates reset periodically.
≠	The rate shown is the effective yield at the time of purchase.

Summary of Abbreviations:
MNB — Mellon National Bank
O.A.T — Obligations Assimilables du Trésor
yr — Year

The following foreign cross currency exchange contract was outstanding at April 30, 20111:

Foreign Cross Currency Exchange Contract

						Unrealized
					Settlement	Appreciation
Counterparty	Contract to Deliver		In Exchange For		Date	(Depreciation)
MNB	EUR	1,024,975	GBP	907,000	7/29/11	$(1,276)

The use of foreign cross currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional presented above represents the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 8 in ”Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

2011 Semiannual report • Delaware Pooled Trust

Statements of assets and liabilities

Delaware Pooled® Trust
April 30, 2011 (Unaudited)

	The		The	The
	Large-Cap	The	Large-Cap	Focus Smid-Cap
	Value Equity	Select 20	Growth Equity	Growth Equity
	Portfolio	Portfolio	Portfolio	Portfolio
Assets:
Investments, at value1	$6,550,017	$19,720,307	$206,183,202	$7,926,364
Short-term investments, at value	74,415	1,578,114	1,823,832	491,172
Short-term investments held as collateral for loaned securities, at value	—	—	14,393,481	—
Cash	1,907	—	14,956	1,409
Dividends, interest and securities lending income receivable	13,075	27,113	280,217	1,988
Due from Delaware Management Company (DMC)	212	—	—	—
Other assets	—	3,358	—	—
Total assets	6,639,626	21,328,892	222,695,688	8,420,933

Liabilities:
Cash overdraft	—	370	—	—
Payable for fund shares redeemed	—	—	70,000	—
Obligation to return securities lending collateral	—	—	14,610,693	—
Due to manager and affiliates	365	11,463	95,996	4,297
Other accrued expenses	3,761	—	29,268	3,814
Total liabilities	4,126	11,833	14,805,957	8,111

Total net assets	$6,635,500	$21,317,059	$207,889,731	$8,412,822

Investments, at cost	$5,188,255	$15,717,594	$150,348,722	$5,542,773
Short-term investments, at cost	74,415	1,578,109	1,823,831	491,170
Short-term investments held as collateral for loaned securities, at cost	—	—	14,610,693	—

1Including securities on loan	—	—	$14,286,285	—

See accompanying notes, which are an integral part of the financial statements.

2011 Semiannual report • Delaware Pooled Trust

(continues)       63

Statements of assets and liabilities

Delaware Pooled® Trust

	The
	Real Estate	The	The	The
	Investment	Core Focus	High-Yield	Core Plus
	Trust	Fixed Income	Bond	Fixed Income
	Portfolio II	Portfolio	Portfolio	Portfolio
Assets:
Investments, at value1	$3,101,050	$5,528,848	$57,974,803	$48,406,822
Short-term investments, at value	77,312	935,228	668,465	4,897,511
Short-term investments held as collateral for loaned securities, at value	—	187,555	13,197,989	1,392,379
Cash	2,036	124	96,810	815,653
Foreign currencies, at value	—	—	—	64,307
Foreign currency exchange contracts, at value	—	—	—	8,815
Receivable for fund shares sold	—	—	4,144	—
Receivable for securities sold	42,335	202,884	2,061,455	1,740,540
Dividends, interest and securities lending income receivable	976	37,504	1,289,587	511,805
Credit default swap contracts, at value2	—	17	—	121,203
Annual protection payments on credit default swaps	—	23	—	—
Inflation swap contracts, at value	—	—	—	1,588
Due from DMC	1,115	3,071	—	—
Other assets	—	—	—	5
Total assets	3,224,824	6,895,254	75,293,253	57,960,628

Liabilities:
Payable for securities purchased	24,563	1,279,101	2,853,300	6,580,582
Obligation to return securities lending collateral	—	229,953	13,229,802	1,442,420
Foreign currency exchange contracts, at value	—	—	—	5,295
Annual protection payments on credit default swaps	—	—	—	1,484
Due to manager and affiliates	309	1,029	23,489	13,060
Other accrued expenses	5,084	4,458	7,080	15,861
Other liabilities	—	—	—	1,693
Total liabilities	29,956	1,514,541	16,113,671	8,060,395

Total net assets	$3,194,868	$5,380,713	$59,179,582	$49,900,233

Investments, at cost	$2,611,631	$5,356,243	$56,055,714	$46,498,201
Short-term investments, at cost	77,311	935,223	668,465	4,897,511
Short-term investments held as collateral for loaned securities, at cost	—	229,953	13,299,802	1,442,420
Foreign currencies, at cost	—	—	—	60,653

1Including securities on loan	—	$224,700	$12,674,387	$2,898,274
2Up front payments received (paid)	—	(883)	—	110,812

See accompanying notes, which are an integral part of the financial statements.

2011 Semiannual report • Delaware Pooled Trust

		The
	The	Labor Select	The	The
	International	International	Emerging	Emerging
	Equity	Equity	Markets	Markets
	Portfolio	Portfolio	Portfolio	Portfolio II
Assets:
Investments, at value1	$741,571,062	$736,712,913	$640,633,801	$14,540,070
Short-term investments, at value	9,105,045	4,464,661	6,818,195	4,503
Short-term investments held as collateral for loaned securities, at value	87,205,648	121,651,397	25,374,193	—
Cash	1,345	2,742	171,370	—
Receivable for fund shares sold	5,117	—	12,457	—
Receivable for securities sold	8,502,686	4,307,090	2,324,367	73,291
Dividends, interest and securities lending income receivable	4,432,204	3,833,475	2,407,324	34,784
Foreign currencies, at value	6,328	7,794	216,407	35,019
Foreign currency exchange contracts, at value	—	—	—	29
Total assets	850,829,435	870,980,072	677,958,114	14,687,696

Liabilities:
Cash overdraft	—	—	—	77,242
Payable for securities purchased	—	—	275,361	77,688
Payable for fund shares redeemed	10,748,995	18,402,291	4,952,204	—
Obligation to return securities lending collateral	88,655,575	122,157,054	25,932,313	—
Due to manager and affiliates	470,152	460,312	545,535	6,461
Other accrued expenses	109,930	112,511	251,716	1,921
Foreign currency exchange contracts, at value	760,539	749,520	663	—
Total liabilities	100,745,191	141,881,688	31,957,792	163,312

Total net assets	$750,084,244	$729,098,384	$646,000,322	$14,524,384

Investments, at cost	$646,038,623	$669,392,049	$531,339,675	$12,146,392
Short-term investments, at cost	9,105,041	4,464,648	6,818,182	4,503
Short-term investments held as collateral for loaned securities, at cost	88,655,575	122,157,054	25,932,313	—
Foreign currencies, at cost	6,299	7,758	215,977	34,656

1Including securities on loan	$84,662,093	$116,877,494	$25,051,760	—

See accompanying notes, which are an integral part of the financial statements.

2011 Semiannual report • Delaware Pooled Trust

(continues)       65

Statements of assets and liabilities

Delaware Pooled® Trust

	The
	Global	The	The
	Real Estate	Global Fixed	International
	Securities	Income	Fixed Income
	Portfolio	Portfolio	Portfolio
Assets:
Investments, at value1	$59,069,980	$94,707,130	$21,296,392
Short-term investments, at value	977,235	583,287	51,312
Short-term investments held as collateral for loaned securities, at value	10,399,104	—	—
Cash	—	1,304	555
Receivable for fund shares sold	38,351	5,370	—
Foreign currencies, at value	286,317	67,557	20,278
Receivable for securities sold	2,439,008	16,341,622	—
Dividends, interest and securities lending income receivable	137,907	1,206,539	308,904
Total assets	73,347,902	112,912,809	21,677,441

Liabilities:
Cash overdraft	125,523	—	—
Payable for securities purchased	1,711,636	—	—
Payable for fund shares redeemed	52,358	16,699,908	—
Foreign currency exchange contracts, at value	1,856	4,211	1,276
Obligation to return securities lending collateral	10,797,138	—	—
Due to manager and affiliates	42,136	42,790	6,235
Other accrued expenses	8,331	23,895	6,036
Total liabilities	12,738,978	16,770,804	13,547

Total net assets	$60,608,924	$96,142,005	$21,663,894

Investments, at cost	$50,107,030	$86,094,838	$18,682,133
Short-term investments, at cost	977,217	583,282	51,311
Short-term investments held as collateral for loaned securities, at cost	10,797,138	—	—
Foreign currencies, at cost	283,836	67,022	20,106

1Including securities on loan	$9,718,885	—	—

See accompanying notes, which are an integral part of the financial statements.

2011 Semiannual report • Delaware Pooled Trust

Statements of operations

Delaware Pooled® Trust
Six Months Ended April 30, 2011 (Unaudited)

	The		The	The
	Large-Cap	The	Large-Cap	Focus Smid-Cap
	Value Equity	Select 20	Growth Equity	Growth Equity
	Portfolio	Portfolio	Portfolio	Portfolio
Investment Income:
Dividends	$91,909	$84,798	$1,527,598	$73,901
Interest	31	270	282	107
Securities lending income	—	—	5,807	—
Foreign tax withheld	—	—	(15,899)	(386)
	91,940	85,068	1,517,788	73,622

Expenses:
Management fees	18,743	60,623	602,592	22,350
Registration fees	7,523	8,028	8,123	1,123
Audit and tax	5,738	4,882	11,316	5,558
Reports and statements to shareholders	1,906	922	4,805	582
Dividend disbursing and transfer agent fees and expenses	1,847	3,021	10,226	2,059
Dues and services	1,809	1,856	2,362	901
Accounting and administration expenses	1,341	3,181	43,124	1,173
Custodian fees	309	457	3,281	158
Pricing fees	298	273	299	298
Legal fees	232	653	10,191	177
Insurance fees	191	217	4,741	64
Trustees’ fees	185	371	5,890	145
Consulting fees	46	62	1,052	16
Trustees’ expenses	14	26	461	11
	40,182	84,572	708,463	34,615
Less fees waived	(16,211)	(12,835)	—	(7,344)
Less expense paid indirectly	—	(1)	(1)	—

Total operating expenses	23,971	71,736	708,462	27,271

Net Investment Income	67,969	13,332	809,326	46,351

Net Realized and Unrealized Gain on Investments:
Net realized gain on investments	398,746	182,011	17,378,976	139,331
Net change in unrealized appreciation/depreciation
of investments	676,552	2,135,973	13,122,744	1,371,173
Net Realized and Unrealized Gain on Investments	1,075,298	2,317,984	30,501,720	1,510,504

Net Increase In Net Assets
Resulting from Operations	$1,143,267	$2,331,316	$31,311,046	$1,556,855

See accompanying notes, which are an integral part of the financial statements.

2011 Semiannual report • Delaware Pooled Trust

(continues)       67

Statements of operations

Delaware Pooled® Trust

	The
	Real Estate	The	The	The
	Investment	Core Focus	High-Yield	Core Plus
	Trust	Fixed Income	Bond	Fixed Income
	Portfolio II	Portfolio	Portfolio	Portfolio
Investment Income:
Dividends	$46,511	$1,373	$14,310	$8,728
Interest	22	208,133	1,569,848	1,026,048
Securities lending income	—	577	16,479	1,431
Foreign tax withheld	—	—	—	(4,062)
	46,533	210,083	1,600,637	1,032,145

Expenses:
Management fees	10,757	27,459	84,704	102,784
Registration fees	7,022	9,523	6,873	9,030
Audit and tax	5,531	5,952	6,084	6,851
Dividend disbursing and transfer agent fees and expenses	1,904	2,332	3,808	3,636
Dues and services	1,701	1,148	1,574	1,243
Custodian fees	1,087	2,254	1,103	4,485
Accounting and administration expenses	564	2,703	7,406	9,408
Pricing fees	335	4,694	2,473	8,396
Reports and statements to shareholders	258	1,203	608	1,652
Legal fees	107	452	486	1,656
Insurance fees	95	397	410	965
Trustees’ fees	76	443	846	1,297
Consulting fees	23	87	120	229
Trustees’ expenses	7	38	60	95
	29,467	58,685	116,555	151,727
Less fees waived	(15,803)	(28,518)	(6,781)	(43,526)

Total operating expenses	13,664	30,167	109,774	108,201

Net Investment Income	32,869	179,916	1,490,863	923,944

Net Realized and Unrealized Gain (Loss)
on Investments and Foreign Currencies:
Net realized gain (loss) on:
Investments	230,564	297,182	1,199,645	257,527
Futures contracts	—	—	—	(266)
Swap contracts	—	221	—	10,069
Foreign currencies	—	—	—	77,574
Foreign currency exchange contracts	—	—	—	(128,998)
Net realized gain	230,564	297,403	1,199,645	215,906
Net change in unrealized appreciation/depreciation
of investments and foreign currencies	165,282	(596,734)	67,653	(520,076)
Net Realized and Unrealized Gain (Loss)
on Investments and Foreign Currencies	395,846	(299,331)	1,267,298	(304,170)

Net Increase (Decrease) In Net Assets
Resulting from Operations	$428,715	$(119,415)	$2,758,161	$619,774

See accompanying notes, which are an integral part of the financial statements.

2011 Semiannual report • Delaware Pooled Trust

		The
	The	Labor Select	The	The
	International	International	Emerging	Emerging
	Equity	Equity	Markets	Markets
	Portfolio	Portfolio	Portfolio	Portfolio II
Investment Income:
Dividends	$13,630,403	$13,444,075	$8,980,200	$123,840
Interest	1,093	3,062	3,108	—
Securities lending income	292,311	257,871	82,693	465
Foreign tax withheld	(903,794)	(875,015)	(650,400)	(9,257)
	13,020,013	12,829,993	8,415,601	115,048

Expenses:
Management fees	2,821,231	2,706,627	3,057,967	63,160
Accounting and administration expenses	148,055	142,038	120,354	2,486
Custodian fees	138,762	132,580	245,988	6,768
Dividend disbursing and transfer agent fees and expenses	31,786	29,416	24,913	2,141
Audit and tax	25,456	22,738	28,635	6,895
Legal fees	24,944	28,038	12,997	354
Trustees’ fees	20,457	19,475	16,985	328
Insurance fees	17,101	15,490	12,467	42
Reports and statements to shareholders	16,169	12,839	8,267	433
Registration fees	7,167	7,528	16,168	14,908
Dues and services	4,387	3,760	3,456	1,479
Consulting fees	4,013	3,499	3,223	23
Pricing fees	1,746	1,212	1,505	1,671
Trustees’ expenses	1,561	1,467	1,245	22
	3,262,835	3,126,707	3,554,170	100,710
Less fees waived	—	—	—	(17,228)
Less expense paid indirectly	(4)	(3)	(1)	—

Total operating expenses	3,262,831	3,126,704	3,554,169	83,482

Net Investment Income	9,757,182	9,703,289	4,861,432	31,566

Net Realized and Unrealized Gain (Loss)
on Investments and Foreign Currencies:
Net realized gain (loss) on:
Investments	9,458,574	10,576,840	51,574,794	255,926
Foreign currencies	156,637	522,413	(422,560)	(8)
Foreign currency contracts	(1,646,985)	(2,093,472)	(541,040)	(7,655)
Net realized gain	7,968,226	9,005,781	50,611,194	248,263
Net change in unrealized appreciation/depreciation
of investments and foreign currencies	57,833,636	50,162,132	(13,479,591)	1,130,078
Net Realized and Unrealized Gain
on Investments and Foreign Currencies	65,801,862	59,167,913	37,131,603	1,378,341

Net Increase In Net Assets
Resulting from Operations	$75,559,044	$68,871,202	$41,993,035	$1,409,907

See accompanying notes, which are an integral part of the financial statements.

2011 Semiannual report • Delaware Pooled Trust

(continues)       69

Statements of operations

Delaware Pooled® Trust

	The
	Global	The	The
	Real Estate	Global Fixed	International
	Securities	Income	Fixed Income
	Portfolio	Portfolio	Portfolio
Investment Income:
Dividends	$1,441,138	$—	$—
Interest	581	1,905,152	281,183
Securities lending income	21,006	—	—
Foreign tax withheld	(35,878)	—	—
	1,426,847	1,905,152	281,183

Expenses:
Management fees	286,977	314,837	51,106
Registration fees	21,134	6,168	6,873
Custodian fees	14,721	22,599	5,283
Accounting and administration expenses	11,409	24,785	4,023
Audit and tax	7,479	8,675	5,957
Dividend disbursing and transfer agent fees and expenses	6,883	6,626	2,567
Dues and services	3,342	1,167	1,085
Reports and statements to shareholders	2,183	5,130	709
Pricing fees	1,758	914	2,197
Trustees’ fees	1,580	3,484	551
Insurance fees	1,104	2,571	379
Legal fees	845	4,694	405
Consulting fees	292	604	99
Trustees’ expenses	118	259	41
Distribution expenses – Class P	10	—	—
	359,835	402,513	81,275
Less fees waived	(15,407)	(22,170)	(19,726)
Less expense paid indirectly	—	(1)	—

Total operating expenses	344,428	380,342	61,549

Net Investment Income	1,082,419	1,524,810	219,634

Net Realized and Unrealized Gain (Loss)
on Investments and Foreign Currencies:
Net realized gain (loss) on:
Investments	4,679,065	962,911	(117,377)
Foreign currencies	50,319	5,486,138	629,174
Foreign currency exchange contracts	(90,782)	(214,305)	(13,235)
Net realized gain	4,638,602	6,234,744	498,562
Net change in unrealized appreciation/depreciation
of investments and foreign currencies	602,507	(7,644,037)	(422,522)
Net Realized and Unrealized Gain (Loss)
on Investments and Foreign Currencies	5,241,109	(1,409,293)	76,040

Net Increase In Net Assets
Resulting from Operations	$6,323,528	$115,517	$295,674

See accompanying notes, which are an integral part of the financial statements.

2011 Semiannual report • Delaware Pooled Trust

Statements of changes in net assets

Delaware Pooled® Trust

	The				The
	Large-Cap		The		Large-Cap
	Value Equity		Select 20		Growth Equity
	Portfolio		Portfolio		Portfolio
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	4/30/11	10/31/10	4/30/11	10/31/10	4/30/11	10/31/10
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
from Operations:
Net investment income (loss)	$67,969	$251,031	$13,332	$(34,021)	$809,326	$241,621
Net realized gain (loss) on investments
and foreign currencies	398,746	(282,221)	182,011	914,331	17,378,976	(2,867,161)
Net change in unrealized appreciation/
depreciation of investments
and foreign currencies	676,552	1,308,792	2,135,973	947,840	13,122,744	50,038,601
Net increase in net assets
resulting from operations	1,143,267	1,277,602	2,331,316	1,828,150	31,311,046	47,413,061

Dividends and Distributions to
Shareholders from:
Net investment income	(211,314)	(269,213)	—	—	(826,516)	(554,027)
	(211,314)	(269,213)	—	—	(826,516)	(554,027)
Capital Share Transactions:
Proceeds from shares sold	—	2,445,843	7,968,990	4,016,982	2,213,941	6,352,687
Net asset value of shares issued upon
reinvestment of dividends and distributions	211,314	236,772	—	—	707,154	384,354
	211,314	2,682,615	7,968,990	4,016,982	2,921,095	6,737,041
Cost of shares repurchased	(1,100,000)	(7,203,677)	(446,016)	(4,586,057)	(69,639,951)	(60,488,649)
Increase (decrease) in net assets derived
from capital share transactions	(888,686)	(4,521,062)	7,522,974	(569,075)	(66,718,856)	(53,751,608)

Net Increase (Decrease) In Net Assets	43,267	(3,512,673)	9,854,290	1,259,075	(36,234,326)	(6,892,574)

Net Assets:
Beginning of period	6,592,233	10,104,906	11,462,769	10,203,694	244,124,057	251,016,631
End of period	$6,635,500	$6,592,233	$21,317,059	$11,462,769	$207,889,731	$244,124,057

Undistributed net investment income	$44,453	$187,798	$13,332	$—	$147,585	$164,775

See accompanying notes, which are an integral part of the financial statements.

2011 Semiannual report • Delaware Pooled Trust

(continues)       71

Statements of changes in net assets

Delaware Pooled® Trust

	The		The		The
	Focus Smid-Cap		Real Estate		Core Focus
	Growth Equity		Investment Trust		Fixed Income
	Portfolio		Portfolio II		Portfolio
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	4/30/11	10/31/10	4/30/11	10/31/10	4/30/11	10/31/10
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
from Operations:
Net investment income (loss)	$46,351	$(10,697)	$32,869	$70,264	$179,916	$609,147
Net realized gain on investments
and foreign currencies	139,331	792,755	230,564	1,591,763	297,403	699,256
Net change in unrealized appreciation/
depreciation of investments
and foreign currencies	1,371,173	569,157	165,282	(237,783)	(596,734)	268,406
Net increase (decrease) in net assets
resulting from operations	1,556,855	1,351,215	428,715	1,424,244	(119,415)	1,576,809

Dividends and Distributions to
Shareholders from:
Net investment income	(41,867)	—	(40,124)	(148,549)	(567,674)	(946,676)
	(41,867)	—	(40,124)	(148,549)	(567,674)	(946,676)
Capital Share Transactions:
Proceeds from shares sold	2,248,574	2,004,183	—	—	—	421,393
Net asset value of shares issued upon
reinvestment of dividends and distributions	35,984	—	40,124	148,549	567,674	905,776
	2,284,558	2,004,183	40,124	148,549	567,674	1,327,169
Cost of shares repurchased	—	(2,192,256)	—	(3,888,879)	(13,707,749)	(3,299,702)
Increase (decrease) in net assets derived
from capital share transactions	2,284,558	(188,073)	40,124	(3,740,330)	(13,140,075)	(1,972,533)

Net Increase (Decrease) In Net Assets	3,799,546	1,163,142	428,715	(2,464,635)	(13,827,164)	(1,342,400)

Net Assets:
Beginning of period	4,613,276	3,450,134	2,766,153	5,230,788	19,207,877	20,550,277
End of period	$8,412,822	$4,613,276	$3,194,868	$2,766,153	$5,380,713	$19,207,877

Undistributed net investment income	$4,484	$—	$22,536	$29,791	$105,672	$486,815

See accompanying notes, which are an integral part of the financial statements.

2011 Semiannual report • Delaware Pooled Trust

	The		The		The
	High-Yield		Core Plus		International
	Bond		Fixed Income		Equity
	Portfolio		Portfolio		Portfolio
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	4/30/11	10/31/10	4/30/11	10/31/10	4/30/11	10/31/10
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
from Operations:
Net investment income	$1,490,863	$2,143,227	$923,944	$2,500,683	$9,757,182	$26,651,692
Net realized gain (loss) on investments
and foreign currencies	1,199,645	1,970,289	215,906	2,455,546	7,968,226	(17,553,145)
Net change in unrealized appreciation/
depreciation of investments
and foreign currencies	67,653	351,969	(520,076)	987,308	57,833,636	54,969,318
Net increase in net assets
resulting from operations	2,758,161	4,465,485	619,774	5,943,537	75,559,044	64,067,865

Dividends and Distributions to
Shareholders from:
Net investment income	(2,250,664)	(2,139,650)	(2,534,908)	(3,595,170)	(25,012,021)	(28,823,614)
	(2,250,664)	(2,139,650)	(2,534,908)	(3,595,170)	(25,012,021)	(28,823,614)
Capital Share Transactions:
Proceeds from shares sold	30,719,411	8,437,231	2,440,001	3,516,375	17,613,646	64,318,903
Net asset value of shares issued upon
reinvestment of dividends and distributions	2,250,663	2,139,649	2,534,907	3,595,169	13,948,935	14,979,774
	32,970,074	10,576,880	4,974,908	7,111,544	31,562,581	79,298,677
Cost of shares repurchased	(3,734,955)	(7,082,668)	(3,465,000)	(12,757,770)	(141,036,490)	(218,588,260)
Increase (decrease) in net assets derived
from capital share transactions	29,235,119	3,494,212	1,509,908	(5,646,226)	(109,473,909)	(139,289,583)

Net Increase (Decrease) In Net Assets	29,742,616	5,820,047	(405,226)	(3,297,859)	(58,926,886)	(104,045,332)

Net Assets:
Beginning of period	29,436,966	23,616,919	50,305,459	53,603,318	809,011,130	913,056,462
End of period	$59,179,582	$29,436,966	$49,900,233	$50,305,459	$750,084,244	$809,011,130

Undistributed net investment income	$1,157,878	$1,817,897	$638,999	$2,294,011	$6,086,372	$22,831,559

See accompanying notes, which are an integral part of the financial statements.

2011 Semiannual report • Delaware Pooled Trust

(continues)       73

Statements of changes in net assets

Delaware Pooled® Trust

	The		The		The
	Labor Select		Emerging		Emerging
	International Equity		Markets		Markets
	Portfolio		Portfolio		Portfolio II
	Six Months	Year	Six Months	Year	Six Months	6/23/10*
	Ended	Ended	Ended	Ended	Ended	to
	4/30/11	10/31/10	4/30/11	10/31/10	4/30/11	10/31/10
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
from Operations:
Net investment income	$9,703,289	$23,071,622	$4,861,432	$16,648,177	$31,566	$21,989
Net realized gain (loss) on investments
and foreign currencies	9,005,781	(17,048,455)	50,611,194	27,877,749	248,263	78,177
Net change in unrealized appreciation/
depreciation of investments
and foreign currencies	50,162,132	47,866,697	(13,479,591)	102,109,216	1,130,078	1,264,294
Net increase in net assets
resulting from operations	68,871,202	53,889,864	41,993,035	146,635,142	1,409,907	1,364,460

Dividends and Distributions to
Shareholders from:
Net investment income	(22,010,265)	(22,976,321)	(16,918,513)	(13,508,314)	(30,588)	—
Net realized gain on investments	—	—	—	—	(87,059)	—
	(22,010,265)	(22,976,321)	(16,918,513)	(13,508,314)	(117,647)	—
Capital Share Transactions:
Proceeds from shares sold	2,250,001	33,763,426	42,783,276	99,252,230	1,750,000	10,000,017
Purchase reimbursement fees	—	—	236,221	549,874	—	—
Net asset value of shares issued
upon reinvestment of dividends
and distributions	22,010,264	22,846,615	16,562,741	13,194,917	117,647	—
	24,260,265	56,610,041	59,582,238	112,997,021	1,867,647	10,000,017
Cost of shares repurchased	(82,974,442)	(144,289,705)	(189,863,292)	(94,063,461)	—	—
Redemption reimbursement fees	—	—	1,016,402	491,691	—	—
	(82,974,442)	(144,289,705)	(188,846,890)	(93,571,770)	—	—
Increase (decrease) in net assets derived
from capital share transactions	(58,714,177)	(87,679,664)	(129,264,652)	19,425,251	1,867,647	10,000,017

Net Increase (Decrease) In Net Assets	(11,853,240)	(56,766,121)	(104,190,130)	152,552,079	3,159,907	11,364,477

Net Assets:
Beginning of period	740,951,624	797,717,745	750,190,452	597,638,373	11,364,477	—
End of period	$729,098,384	$740,951,624	$646,000,322	$750,190,452	$14,524,384	$11,364,477

Undistributed net investment income	$6,100,011	$19,978,046	$2,924,472	$15,442,928	$6,635	$13,320

*Commencement of operations.

See accompanying notes, which are an integral part of the financial statements.

2011 Semiannual report • Delaware Pooled Trust

	The
	Global		The		The
	Real Estate		Global		International
	Securities		Fixed Income		Fixed Income
	Portfolio		Portfolio		Portfolio
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	4/30/11	10/31/10	4/30/11	10/31/10	4/30/11	10/31/10
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
from Operations:
Net investment income	$1,082,419	$1,559,719	$1,524,810	$3,674,075	$219,634	$483,895
Net realized gain on investments
and foreign currencies	4,638,602	6,110,093	6,234,744	3,063,846	498,562	300,707
Net change in unrealized appreciation/
depreciation of investments
and foreign currencies	602,507	4,475,820	(7,644,037)	6,182,029	(422,522)	1,035,146
Net increase in net assets
resulting from operations	6,323,528	12,145,632	115,517	12,919,950	295,674	1,819,748

Dividends and Distributions to
Shareholders from:
Net investment income
Original Class	(5,063,856)	(3,905,697)	(5,618,617)	(8,038,391)	(856,762)	(2,076,030)
Class P	(645)	(444)	—	—	—	—
	(5,064,501)	(3,906,141)	(5,618,617)	(8,038,391)	(856,762)	(2,076,030)
Capital Share Transactions:
Proceeds from shares sold
Original Class	4,442,899	16,986,524	5,155,378	11,960,772	10,000	—
Net asset value of shares issued
upon reinvestment of dividends
and distributions
Original Class	4,620,122	3,574,567	4,824,555	6,831,379	856,762	2,076,030
Class P	645	444	—	—	—	—
	9,063,666	20,561,535	9,979,933	18,792,151	866,762	2,076,030
Cost of shares repurchased
Original Class	(10,028,864)	(23,252,817)	(48,615,458)	(26,597,470)	—	—
Increase (decrease) in net assets derived
from capital share transactions	(965,198)	(2,691,282)	(38,635,525)	(7,805,319)	866,762	2,076,030

Net Increase (Decrease) In Net Assets	293,829	5,548,209	(44,138,625)	(2,923,760)	305,674	1,819,748

Net Assets:
Beginning of period	60,315,095	54,766,886	140,280,630	143,204,390	21,358,220	19,538,472
End of period	$60,608,924	$60,315,095	$96,142,005	$140,280,630	$21,663,894	$21,358,220

Undistributed (distributions in excess of)
net investment income	$(398,122)	$2,001,250	$5,604,522	$4,027,932	$537,739	$493,474

See accompanying notes, which are an integral part of the financial statements.

2011 Semiannual report • Delaware Pooled Trust

(continues)       75

Financial highlights

Delaware Pooled® Trust — The Large-Cap Value Equity Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	4/30/111	10/31/10	10/31/09	10/31/08	10/31/07	10/31/06
	(Unaudited)
Net asset value, beginning of period	$15.130	$13.290	$12.190	$22.370	$20.960	$17.330

Income (loss) from investment operations:
Net investment income2	0.159	0.343	0.354	0.403	0.439	0.353
Net realized and unrealized gain (loss) on investments	2.586	1.851	1.067	(8.186)	1.315	3.531
Total from investment operations	2.745	2.194	1.421	(7.783)	1.754	3.884

Less dividends and distributions from:
Net investment income	(0.485)	(0.354)	(0.321)	(0.613)	(0.344)	(0.254)
Net realized gain on investments	—	—	—	(1.784)	—	—
Total dividends and distributions	(0.485)	(0.354)	(0.321)	(2.397)	(0.344)	(0.254)

Net asset value, end of period	$17.390	$15.130	$13.290	$12.190	$22.370	$20.960

Total return3	18.57%	16.80%	12.12%	(38.48% )	8.49%	22.66%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$6,636	$6,592	$10,105	$8,988	$10,278	$16,317
Ratio of expenses to average net assets	0.70%	0.70%	0.69%	0.68%	0.69%	0.68%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.18%	1.02%	0.98%	1.16%	1.00%	1.15%
Ratio of net investment income to average net assets	2.00%	2.46%	2.99%	2.43%	2.00%	1.88%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	1.52%	2.14%	2.70%	1.95%	1.69%	1.41%
Portfolio turnover	10%	42%	26%	34%	14%	109%

1 Ratios have been annualized and portfolio turnover and total return have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

2011 Semiannual report • Delaware Pooled Trust

Delaware Pooled® Trust — The Select 20 Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	4/30/111	10/31/10		10/31/09	10/31/08	10/31/07		10/31/06
	(Unaudited)
Net asset value, beginning of period	$6.040	$4.980		$4.040	$6.880	$5.770		$5.590

Income (loss) from investment operations:
Net investment income (loss)2	0.005	(0.019)		(0.012)	0.008	(0.016)		(0.011)
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.965	1.079		0.959	(2.848)	1.126		0.191
Total from investment operations	0.970	1.060		0.947	(2.840)	1.110		0.180

Less dividends and distributions from:
Net investment income	—	—		(0.004)	—	—		—
Return of capital	—	—		(0.003)	—	—		—
Total dividends and distributions	—	—		(0.007)	—	—		—

Net asset value, end of period	$7.010	$6.040		$4.980	$4.040	$6.880		$5.770

Total return3	16.06%	21.29%		23.51%	(41.28% )	19.24%		3.22%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$21,317	$11,463		$10,204	$8,933	$2,633		$7,983
Ratio of expenses to average net assets	0.89%	0.89%		0.89%	0.89%	0.90%		0.89%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.05%	1.24%		1.18%	1.64%	1.23%		1.06%
Ratio of net investment income (loss) to average net assets	0.16%	(0.35%	)	(0.29% )	0.15%	(0.26%	)	(0.20%	)
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly	0.00%	(0.70%	)	(0.58% )	(0.60% )	(0.59%	)	(0.37%	)
Portfolio turnover	7%	80%		53%	61%	47%		55%

1 Ratios have been annualized and portfolio turnover and total return have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

2011 Semiannual report • Delaware Pooled Trust

(continues)      77

Financial highlights

Delaware Pooled® Trust — The Large-Cap Growth Equity Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months					11/1/052
	Ended	Year Ended				to
	4/30/111	10/31/10	10/31/09	10/31/08	10/31/07	10/31/06
	(Unaudited)
Net asset value, beginning of period	$8.900	$7.350	$6.220	$10.560	$8.780	$8.500

Income (loss) from investment operations:
Net investment income3	0.035	0.008	0.020	0.018	0.016	0.008
Net realized and unrealized gain (loss) on investments
and foreign currencies	1.350	1.559	1.135	(4.256)	1.768	0.277
Total from investment operations	1.385	1.567	1.155	(4.238)	1.784	0.285

Less dividends and distributions from:
Net investment income	(0.035)	(0.017)	(0.025)	(0.014)	(0.004)	(0.005)
Net realized gain on investments	—	—	—	(0.088)	—	—
Total dividends and distributions	(0.035)	(0.017)	(0.025)	(0.102)	(0.004)	(0.005)

Net asset value, end of period	$10.250	$8.900	$7.350	$6.220	$10.560	$8.780

Total return4	15.60%	21.35%	18.51%	(40.50% )	20.33%	3.35%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$207,890	$244,124	$251,017	$258,526	$460,900	$286,848
Ratio of expenses to average net assets	0.65%	0.65%	0.65%	0.65%	0.64%	0.65%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	0.65%	0.65%	0.66%	0.65%	0.64%	0.71%
Ratio of net investment income to average net assets	0.74%	0.10%	0.32%	0.20%	0.17%	0.10%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	0.74%	0.10%	0.31%	0.20%	0.17%	0.04%
Portfolio turnover	6%	22%	30%	38%	25%	25%

1 Ratios have been annualized and portfolio turnover and total return have not been annualized.
2 Date of commencement of operations.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

2011 Semiannual report • Delaware Pooled Trust

Delaware Pooled® Trust — The Focus Smid-Cap Growth Equity Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	4/30/111	10/31/10		10/31/09	10/31/08	10/31/07	10/31/06
	(Unaudited)
Net asset value, beginning of period	$12.290	$8.710		$6.580	$11.360	$10.290	$9.460

Income (loss) from investment operations:
Net investment income (loss)2	0.109	(0.031)		0.013	0.056	0.018	0.018
Net realized and unrealized gain (loss) on investments
and foreign currencies	3.457	3.611		2.173	(4.079)	1.527	0.812
Total from investment operations	3.566	3.580		2.186	(4.023)	1.545	0.830

Less dividends and distributions from:
Net investment income	(0.106)	—		(0.056)	(0.031)	(0.013)	—
Net realized gain on investments	—	—		—	(0.726)	(0.462)	—
Total dividends and distributions	(0.106)	—		(0.056)	(0.757)	(0.475)	—

Net asset value, end of period	$15.750	$12.290		$8.710	$6.580	$11.360	$10.290

Total return3	29.15%	41.10%		33.07%	(37.44% )	15.77%	8.77%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$8,413	$4,613		$3,450	$4,305	$8,781	$6,099
Ratio of expenses to average net assets	0.92%	0.92%		0.92%	0.92%	0.93%	0.92%	4
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.16%	1.44%		1.48%	1.12%	1.11%	1.36%
Ratio of net investment income (loss) to average net assets	1.55%	(0.30%	)	0.19%	0.63%	0.18%	0.18%
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly	1.31%	(0.82%	)	(0.37% )	0.43%	(0.01% )	(0.26%	)
Portfolio turnover	9%	86%		51%	43%	33%	113%
1 Ratios have been annualized and portfolio turnover and total return have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
4 Ratio for the year ended October 31, 2006, including fees paid indirectly in accordance with Securities and Exchange Commission rules, was 0.98%.

See accompanying notes, which are an integral part of the financial statements.

2011 Semiannual report • Delaware Pooled Trust

(continues)       79

Financial highlights

Delaware Pooled® Trust — The Real Estate Investment Trust Portfolio II

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	4/30/111	10/31/10	10/31/09	10/31/08	10/31/07	10/31/06
	(Unaudited)
Net asset value, beginning of period	$5.790	$4.260	$4.680	$13.600	$30.730	$26.430

Income (loss) from investment operations:
Net investment income2	0.068	0.090	0.129	0.157	0.150	0.589
Net realized and unrealized gain (loss) on investments	0.816	1.561	(0.290)	(3.806)	0.763	7.423
Total from investment operations	0.884	1.651	(0.161)	(3.649)	0.913	8.012

Less dividends and distributions from:
Net investment income	(0.084)	(0.121)	(0.259)	(0.124)	(0.205)	(1.101)
Net realized gain on investments	—	—	—	(5.147)	(17.838)	(2.611)
Total dividends and distributions	(0.084)	(0.121)	(0.259)	(5.271)	(18.043)	(3.712)

Net asset value, end of period	$6.590	$5.790	$4.260	$4.680	$13.600	$30.730

Total return3	15.53%	39.51%	(2.62% )	(37.42% )	2.41%	34.27%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$3,195	$2,766	$5,231	$5,346	$13,789	$25,417
Ratio of expenses to average net assets	0.95%	0.95%	0.91%	0.86%	0.88%	0.86%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	2.05%	1.81%	1.53%	1.20%	0.98%	0.94%
Ratio of net investment income to average net assets	2.29%	1.82%	3.57%	2.27%	0.97%	2.22%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	1.19%	0.96%	2.95%	1.93%	0.87%	2.14%
Portfolio turnover	78%	192%	169%	121%	93%	68%

1 Ratios have been annualized and portfolio turnover and total return have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

2011 Semiannual report • Delaware Pooled Trust

Delaware Pooled® Trust — The Core Focus Fixed Income Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	4/30/111	10/31/10	10/31/09	10/31/08	10/31/07	10/31/06
	(Unaudited)
Net asset value, beginning of period	$9.440	$9.120	$8.150	$9.140	$9.100	$8.820

Income (loss) from investment operations:
Net investment income2	0.119	0.284	0.414	0.403	0.444	0.405
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.040	0.456	0.968	(0.753)	(0.030)	0.035
Total from investment operations	0.159	0.740	1.382	(0.350)	0.414	0.440

Less dividends and distributions from:
Net investment income	(0.279)	(0.420)	(0.412)	(0.640)	(0.374)	(0.160)
Total dividends and distributions	(0.279)	(0.420)	(0.412)	(0.640)	(0.374)	(0.160)

Net asset value, end of period	$9.320	$9.440	$9.120	$8.150	$9.140	$9.100

Total return3	1.80%	8.46%	17.41%	(4.13% )	4.70%	5.06%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$5,381	$19,208	$20,550	$30,111	$41,311	$53,842
Ratio of expenses to average net assets	0.43%	0.43%	0.43%	0.42%	0.37%	0.43%	4
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	0.85%	0.76%	0.71%	0.63%	0.56%	0.66%
Ratio of net investment income to average net assets	2.63%	3.13%	4.94%	4.63%	4.96%	4.60%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	2.21%	2.80%	4.66%	4.39%	4.75%	4.37%
Portfolio turnover	267%	437%	299%	359%	505%	555%

1 Ratios have been annualized and portfolio turnover and total return have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
4 Ratio for the year ended October 31, 2006, including fees paid indirectly in accordance with Securities and Exchange Commission rules, was 0.47%.

See accompanying notes, which are an integral part of the financial statements.

2011 Semiannual report • Delaware Pooled Trust

(continues)       81

Financial highlights

Delaware Pooled® Trust — The High-Yield Bond Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	4/30/111	10/31/10	10/31/09	10/31/08	10/31/07	10/31/06
	(Unaudited)
Net asset value, beginning of period	$8.110	$7.350	$5.580	$8.060	$8.160	$7.430

Income (loss) from investment operations:
Net investment income2	0.311	0.691	0.656	0.590	0.595	0.621
Net realized and unrealized gain (loss) on investments	0.258	0.731	1.634	(2.492)	(0.062)	0.210
Total from investment operations	0.569	1.422	2.290	(1.902)	0.533	0.831

Less dividends and distributions from:
Net investment income	(0.619)	(0.662)	(0.520)	(0.578)	(0.633)	(0.101)
Total dividends and distributions	(0.619)	(0.662)	(0.520)	(0.578)	(0.633)	(0.101)

Net asset value, end of period	$8.060	$8.110	$7.350	$5.580	$8.060	$8.160

Total return3	7.59%	20.85%	46.38%	(25.30% )	6.89%	11.33%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$59,180	$29,437	$23,617	$19,814	$21,497	$6,166
Ratio of expenses to average net assets	0.58%	0.59%	0.59%	0.54%	0.43%	0.59%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	0.62%	0.74%	0.78%	0.77%	0.70%	1.03%
Ratio of net investment income to average net assets	7.92%	9.29%	11.05%	8.25%	7.45%	8.05%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	7.88%	9.14%	10.86%	8.02%	7.18%	7.61%
Portfolio turnover	62%	144%	119%	132%	177%	142%

1 Ratios have been annualized and portfolio turnover and total return have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

2011 Semiannual report • Delaware Pooled Trust

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	4/30/111	10/31/10	10/31/09	10/31/08	10/31/07	10/31/06
	(Unaudited)
Net asset value, beginning of period	$10.130	$9.700	$8.290	$9.540	$9.550	$9.260

Income (loss) from investment operations:
Net investment income2	0.185	0.463	0.506	0.467	0.495	0.450
Net realized and unrealized gain (loss) on investments
and foreign currencies	(0.075)	0.660	1.474	(0.991)	(0.065)	0.110
Total from investment operations	0.110	1.123	1.980	(0.524)	0.430	0.560

Less dividends and distributions from:
Net investment income	(0.530)	(0.693)	(0.570)	(0.726)	(0.440)	(0.270)
Total dividends and distributions	(0.530)	(0.693)	(0.570)	(0.726)	(0.440)	(0.270)

Net asset value, end of period	$9.710	$10.130	$9.700	$8.290	$9.540	$9.550

Total return3	1.26%	12.05%	25.55%	(5.91% )	4.66%	6.20%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$49,900	$50,305	$53,603	$111,496	$190,308	$204,874
Ratio of expenses to average net assets	0.45%	0.45%	0.45%	0.42%	0.38%	0.45%	4
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	0.63%	0.65%	0.61%	0.57%	0.54%	0.56%
Ratio of net investment income to average net assets	3.86%	4.80%	5.95%	5.19%	5.29%	4.89%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	3.68%	4.60%	5.79%	5.03%	5.12%	4.78%
Portfolio turnover	128%	239%	218%	315%	503%	421%

1 Ratios have been annualized and portfolio turnover and total return have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
4 Ratio for the year ended October 31, 2006, including fees paid indirectly in accordance with Securities and Exchange Commission rules, was 0.47%.

See accompanying notes, which are an integral part of the financial statements.

2011 Semiannual report • Delaware Pooled Trust

(continues)       83

Financial highlights

Delaware Pooled® Trust — The International Equity Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	4/30/111	10/31/10	10/31/09	10/31/08	10/31/07	10/31/06
	(Unaudited)
Net asset value, beginning of period	$13.680	$12.980	$14.480	$27.200	$25.330	$20.460

Income (loss) from investment operations:
Net investment income2	0.188	0.406	0.382	0.757	0.680	0.671
Net realized and unrealized gain (loss) on investments
and foreign currencies	1.227	0.712	1.296	(10.746)	4.632	5.247
Total from investment operations	1.415	1.118	1.678	(9.989)	5.312	5.918

Less dividends and distributions from:
Net investment income	(0.435)	(0.418)	(1.383)	(0.574)	(0.707)	(0.531)
Net realized gain on investments	—	—	(1.795)	(2.157)	(2.735)	(0.517)
Total dividends and distributions	(0.435)	(0.418)	(3.178)	(2.731)	(3.442)	(1.048)

Net asset value, end of period	$14.660	$13.680	$12.980	$14.480	$27.200	$25.330

Total return3	10.75%	8.77%	16.11%	(40.40% )	23.35%	30.13%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$750,084	$809,011	$913,056	$1,086,795	$2,519,761	$2,167,690
Ratio of expenses to average net assets	0.87%	0.87%	0.88%	0.87%	0.88%	0.90%
Ratio of net investment income to average net assets	2.59%	3.18%	3.35%	3.58%	2.73%	2.98%
Portfolio turnover	8%	18%	18%	9%	17%	19%

1 Ratios have been annualized and portfolio turnover and total return have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

2011 Semiannual report • Delaware Pooled Trust

Delaware Pooled® Trust — The Labor Select International Equity Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	4/30/111	10/31/10	10/31/09	10/31/08	10/31/07	10/31/06
	(Unaudited)
Net asset value, beginning of period	$13.570	$12.930	$12.410	$24.530	$22.380	$17.630

Income (loss) from investment operations:
Net investment income2	0.180	0.390	0.364	0.647	0.616	0.612
Net realized and unrealized gain (loss) on investments
and foreign currencies	1.096	0.626	1.445	(9.221)	3.980	4.701
Total from investment operations	1.276	1.016	1.809	(8.574)	4.596	5.313

Less dividends and distributions from:
Net investment income	(0.406)	(0.376)	(0.869)	(0.473)	(0.549)	(0.454)
Net realized gain on investments	—	—	(0.420)	(3.073)	(1.897)	(0.109)
Total dividends and distributions	(0.406)	(0.376)	(1.289)	(3.546)	(2.446)	(0.563)

Net asset value, end of period	$14.440	$13.570	$12.930	$12.410	$24.530	$22.380

Total return3	9.76%	8.00%	16.76%	(40.31% )	22.43%	30.91%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$729,098	$740,952	$797,718	$639,519	$1,093,092	$955,535
Ratio of expenses to average net assets	0.87%	0.87%	0.88%	0.87%	0.88%	0.89%
Ratio of net investment income to average net assets	2.69%	3.07%	3.26%	3.59%	2.75%	3.09%
Portfolio turnover	7%	13%	11%	10%	28%	21%

1 Ratios have been annualized and portfolio turnover and total return have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

2011 Semiannual report • Delaware Pooled Trust

(continues)       85

Financial highlights

Delaware Pooled® Trust — The Emerging Markets Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	4/30/111	10/31/10	10/31/09	10/31/08	10/31/07	10/31/06
	(Unaudited)
Net asset value, beginning of period	$11.420	$9.430	$7.580	$18.780	$15.360	$17.150

Income (loss) from investment operations:
Net investment income2	0.089	0.259	0.200	0.347	0.379	0.397
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.588	1.926	3.208	(7.707)	6.084	2.963
Total from investment operations	0.677	2.185	3.408	(7.360)	6.463	3.360

Less dividends and distributions from:
Net investment income	(0.330)	(0.212)	(0.303)	(0.402)	(0.369)	(0.540)
Net realized gain on investments	—	—	(1.268)	(3.447)	(2.727)	(4.637)
Total dividends and distributions	(0.330)	(0.212)	(1.571)	(3.849)	(3.096)	(5.177)

Reimbursement fees:
Purchase reimbursement fees2,3	0.004	0.009	0.002	0.002	0.038	0.003
Redemption reimbursement fees2,3	0.019	0.008	0.011	0.007	0.015	0.024
	0.023	0.017	0.013	0.009	0.053	0.027

Net asset value, end of period	$11.790	$11.420	$9.430	$7.580	$18.780	$15.360

Total return4	6.32%	23.79%	57.05%	(48.23% )	49.98%	25.12%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$646,000	$750,190	$597,638	$469,392	$964,310	$717,464
Ratio of expenses to average net assets	1.16%	1.17%	1.16%	1.15%	1.28%	1.27%
Ratio of net investment income to average net assets	1.59%	2.57%	2.71%	2.66%	2.46%	2.70%
Portfolio turnover	21%	39%	40%	43%	47%	30%

1 Ratios have been annualized and portfolio turnover and total return have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 The Portfolio charges a 0.55% purchase reimbursement fee and a 0.55% redemption reimbursement fee, which are retained by the Portfolio.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return does not reflect the purchase reimbursement fee and redemption reimbursement fee.

See accompanying notes, which are an integral part of the financial statements.

2011 Semiannual report • Delaware Pooled Trust

Delaware Pooled® Trust — The Emerging Markets Portfolio II

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months	6/23/102
	Ended	to
	4/30/111	10/31/10
	(Unaudited)
Net asset value, beginning of period	$9.660	$8.500

Income from investment operations:
Net investment income3	0.025	0.019
Net realized and unrealized gain on investments
and foreign currencies	1.075	1.141
Total from investment operations	1.100	1.160

Less dividends and distributions from:
Net investment income	(0.026)	—
Net realized gain on investments	(0.074)	—
Total dividends and distributions	(0.100)	—

Net asset value, end of period	$10.660	$9.660

Total return4	11.49%	13.65%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$14,524	$11,364
Ratio of expenses to average net assets	1.32%	1.40%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.59%	2.17%
Ratio of net investment income to average net assets	0.50%	0.59%
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly	0.23%	(0.18% )
Portfolio turnover	13%	9%

1 Ratios have been annualized and portfolio turnover and total return have not been annualized.
2 Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

2011 Semiannual report • Delaware Pooled Trust

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Financial highlights

Delaware Pooled® Trust — The Global Real Estate Securities Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Original Class
	Six Months				1/10/072
	Ended		Year Ended		to
	4/30/111	10/31/10	10/31/09	10/31/08	10/31/07
	(Unaudited)
Net asset value, beginning of period	$5.790	$5.050	$4.430	$9.020	$8.500

Income (loss) from investment operations:
Net investment income3	0.103	0.142	0.139	0.155	0.118
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.489	0.971	0.490	(4.409)	0.402
Total from investment operations	0.592	1.113	0.629	(4.254)	0.520

Less dividends and distributions from:
Net investment income	(0.502)	(0.373)	(0.009)	(0.336)	—
Total dividends and distributions	(0.502)	(0.373)	(0.009)	(0.336)	—

Net asset value, end of period	$5.880	$5.790	$5.050	$4.430	$9.020

Total return4	11.38%	23.49%	13.75%	(48.74% )	6.12%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$60,600	$60,307	$54,761	$87,945	$336,203
Ratio of expenses to average net assets	1.19%	1.25%	1.07%	1.09%	1.09%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.24%	1.25%	1.21%	1.12%	1.10%
Ratio of net investment income to average net assets	3.73%	2.77%	3.45%	2.21%	1.71%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	3.68%	2.77%	3.31%	2.17%	1.70%
Portfolio turnover	88%	185%	124%	96%	56%

1 Ratios have been annualized and portfolio turnover and total return have not been annualized.
2 Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

2011 Semiannual report • Delaware Pooled Trust

Delaware Pooled® Trust — The Global Real Estate Securities Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Class P
	Six Months				1/10/072
	Ended		Year Ended		to
	4/30/111	10/31/10	10/31/09	10/31/08	10/31/07
	(Unaudited)
Net asset value, beginning of period	$5.780	$5.040	$4.420	$9.000	$8.500

Income (loss) from investment operations:
Net investment income3	0.096	0.129	0.129	0.137	0.101
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.483	0.973	0.491	(4.402)	0.399
Total from investment operations	0.579	1.102	0.620	(4.265)	0.500

Less dividends and distributions from:
Net investment income	(0.489)	(0.362)	—	(0.315)	—
Total dividends and distributions	(0.489)	(0.362)	—	(0.315)	—

Net asset value, end of period	$5.870	$5.780	$5.040	$4.420	$9.000

Total return4	11.14%	23.26%	14.03%	(48.88% )	5.88%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$9	$8	$6	$6	$11
Ratio of expenses to average net assets	1.44%	1.50%	1.32%	1.34%	1.34%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.49%	1.50%	1.46%	1.37%	1.35%
Ratio of net investment income to average net assets	3.48%	2.52%	3.20%	1.96%	1.46%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	3.43%	2.52%	3.06%	1.92%	1.45%
Portfolio turnover	88%	185%	124%	96%	56%

1 Ratios have been annualized and portfolio turnover and total return have not been annualized.
2 Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

2011 Semiannual report • Delaware Pooled Trust

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Financial highlights

Delaware Pooled® Trust — The Global Fixed Income Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	4/30/111	10/31/10	10/31/09	10/31/08	10/31/07	10/31/06
	(Unaudited)
Net asset value, beginning of period	$11.680	$11.280	$11.730	$11.820	$11.330	$11.570

Income (loss) from investment operations:
Net investment income2	0.132	0.299	0.324	0.304	0.266	0.244
Net realized and unrealized gain (loss) on investments
and foreign currencies	(0.063)	0.767	1.494	0.143	0.695	0.358
Total from investment operations	0.069	1.066	1.818	0.447	0.961	0.602

Less dividends and distributions from:
Net investment income	(0.479)	(0.666)	(2.268)	(0.537)	(0.471)	(0.751)
Net realized gain on investments	—	—	—	—	—	(0.091)
Total dividends and distributions	(0.479)	(0.666)	(2.268)	(0.537)	(0.471)	(0.842)

Net asset value, end of period	$11.270	$11.680	$11.280	$11.730	$11.820	$11.330

Total return3	0.85%	10.03%	17.52%	3.81%	8.80%	5.55%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$96,142	$140,281	$143,204	$171,162	$282,899	$275,806
Ratio of expenses to average net assets	0.60%	0.60%	0.60%	0.60%	0.61%	0.60%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	0.64%	0.64%	0.65%	0.62%	0.63%	0.63%
Ratio of net investment income to average net assets	2.42%	2.75%	3.06%	2.51%	2.38%	2.22%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	2.38%	2.71%	3.01%	2.49%	2.36%	2.19%
Portfolio turnover	43%	39%	100%	54%	44%	41%

1 Ratios have been annualized and portfolio turnover and total return have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

2011 Semiannual report • Delaware Pooled Trust

Delaware Pooled® Trust — The International Fixed Income Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	4/30/111	10/31/10	10/31/09	10/31/08	10/31/07	10/31/06
	(Unaudited)
Net asset value, beginning of period	$12.140	$12.430	$11.570	$11.740	$10.940	$11.200

Income (loss) from investment operations:
Net investment income2	0.121	0.279	0.876	0.265	0.245	0.204
Net realized and unrealized gain on investments
and foreign currencies	0.006	0.752	1.173	0.189	0.686	0.300
Total from investment operations	0.127	1.031	2.049	0.454	0.931	0.504

Less dividends and distributions from:
Net investment income	(0.487)	(1.321)	(1.189)	(0.624)	(0.131)	(0.764)
Total dividends and distributions	(0.487)	(1.321)	(1.189)	(0.624)	(0.131)	(0.764)

Net asset value, end of period	$11.780	$12.140	$12.430	$11.570	$11.740	$10.940

Total return3	1.37%	9.33%	18.86%	4.04%	8.60%	4.77%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$21,664	$21,358	$19,538	$29,815	$32,169	$39,273
Ratio of expenses to average net assets	0.60%	0.60%	0.60%	0.60%	0.61%	0.60%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	0.79%	0.81%	0.79%	0.72%	0.72%	0.68%
Ratio of net investment income to average net assets	2.15%	2.48%	7.73%	2.22%	2.22%	1.92%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	1.96%	2.27%	7.54%	2.10%	2.11%	1.84%
Portfolio turnover	31%	31%	98%	26%	49%	38%

1 Ratios have been annualized and portfolio turnover and total return have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

2011 Semiannual report • Delaware Pooled Trust

Notes to financial statements

Delaware Pooled® Trust
April 30, 2011 (Unaudited)

Delaware Pooled Trust (Trust) is organized as a Delaware statutory trust and offers 16 separate Portfolios. These financial statements and the related notes pertain to The Large-Cap Value Equity Portfolio, The Select 20 Portfolio, The Large-Cap Growth Equity Portfolio, The Focus Smid-Cap Growth Equity Portfolio, The Real Estate Investment Trust Portfolio II, The Core Focus Fixed Income Portfolio, The High-Yield Bond Portfolio, The Core Plus Fixed Income Portfolio, The International Equity Portfolio, The Labor Select International Equity Portfolio, The Emerging Markets Portfolio, The Emerging Markets Portfolio II, The Global Real Estate Securities Portfolio, The Global Fixed Income Portfolio, and The International Fixed Income Portfolio (each, a Portfolio, or collectively, Portfolios). The Real Estate Investment Trust Portfolio is included in a separate report. The Trust is an open-end investment company. Each Portfolio is considered diversified under the Investment Company Act of 1940, as amended, except for The Select 20, The Real Estate Investment Trust II, The Global Real Estate Securities, The Global Fixed Income and The International Fixed Income Portfolios, which are nondiversified. Each Portfolio offers one class of shares except for The Global Real Estate Securities Portfolio which offers Original Class and Class P shares. The Original Class shares do not carry a 12b-1 fee and the Class P shares carry a 12b-1 fee.

The investment objective of The Large-Cap Value Equity Portfolio is to seek long-term capital appreciation.

The investment objective of The Select 20 Portfolio is to seek long-term capital appreciation.

The investment objective of The Large-Cap Growth Equity Portfolio is to seek capital appreciation.

The investment objective of The Focus Smid-Cap Growth Equity Portfolio is to seek long-term capital appreciation.

The investment objective of The Real Estate Investment Trust Portfolio II is to seek maximum long-term total return, with capital appreciation as a secondary objective.

The investment objective of The Core Focus Fixed Income Portfolio is to seek maximum long-term total return, consistent with reasonable risk.

The investment objective of The High-Yield Bond Portfolio is to seek high total return.

The investment objective of The Core Plus Fixed Income Portfolio is to seek maximum long-term total return, consistent with reasonable risk.

The investment objective of The International Equity Portfolio is to seek maximum long-term total return.

The investment objective of The Labor Select International Equity Portfolio is to seek maximum long-term total return.

 The investment objective of The Emerging Markets Portfolio is to seek long-term capital appreciation.

The investment objective of The Emerging Markets Portfolio II is to seek long-term capital appreciation.

The investment objective of The Global Real Estate Securities Portfolio is to seek maximum long-term total return through a combination of current income and capital appreciation.

The investment objective of The Global Fixed Income Portfolio is to seek current income consistent with the preservation of principal.

 The investment objective of The International Fixed Income Portfolio is to seek current income consistent with the preservation of principal.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Portfolios.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Investment company securities are valued at net asset value per share. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used,

2011 Semiannual report • Delaware Pooled Trust

various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolios may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolios value their securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolios may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as each Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolios evaluate tax positions taken or expected to be taken in the course of preparing the Portfolios’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Portfolios’ tax positions taken on federal income tax returns for all open tax years (October 31, 2007 – October 31, 2010, as applicable), and has concluded that no provision for federal income tax is required in the Portfolios’ financial statements.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of The Global Real Estate Securities Portfolio on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — Each Portfolio may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by each Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At April 30, 2011, the Portfolios held no investments in repurchase agreements.

To Be Announced Trades — The Portfolios may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., “when issued,” “delayed delivery,” “forward commitment,” or “TBA transactions”) consistent with the Portfolios’ ability to manage their investment portfolios and meet redemption requests. These transactions involve a commitment by the Portfolios to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Portfolios on such purchases until the securities are delivered; however the market value may change prior to delivery.

Mortgage Dollar Rolls — The Core Focus Fixed Income and The Core Plus Fixed Income Portfolios may enter into mortgage “dollar rolls” in which the Portfolios sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. Any difference between the sale price and the purchase price is netted against the interest income foregone on the securities to arrive at an implied borrowing (reverse repurchase) rate. Alternatively, the sale and purchase transactions which constitute the dollar roll can be executed at the same price, with the Portfolio being paid a fee as consideration for entering into the commitment to purchase. Dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by the Portfolio to buy a security. The Portfolios account for mortgage-dollar-roll transactions as purchases and sales, these transactions may increase the Portfolios’ portfolio turnover rate.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Portfolios’ prospectuses. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolios generally isolate that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Portfolios report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

2011 Semiannual report • Delaware Pooled Trust

(continues)       93

Notes to financial statements

Delaware Pooled® Trust

1. Significant Accounting Policies (continued)

Reimbursement Fees — The Emerging Markets Portfolio may charge a 0.55% purchase reimbursement fee and a 0.55% redemption reimbursement fee. These fees are designed to reflect an approximation of the brokerage and other transaction costs associated with the investment of an investor’s purchase amount or the disposition of assets to meet redemptions, and to limit the extent to which the Portfolio (and, indirectly, the Portfolio’s existing shareholders) would have to bear such costs. These fees are accounted for as an addition to paid-in capital for the Portfolio in the statements of changes in net assets.

Other — Expenses directly attributable to the Portfolios are charged directly to the Portfolios. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. The financial statements reflect an estimate of the reclassification of the distribution character for The Real Estate Investment Trust Portfolio II and The Global Real Estate Securities Portfolio. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that a Portfolio is aware of such dividends, net of all nonrebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with each Portfolio’s understanding of the applicable country’s tax rules and rates.

Each Portfolio declares and pays dividends from net investment income, if any, annually. All Portfolios declare and pay distributions from net realized gain on investments, if any, annually. Dividends and distributions, if any, are recorded on the ex-dividend date. Each Portfolio may distribute income dividends and capital gains more frequently, if necessary for tax purposes.

Subject to seeking best execution, the Portfolios may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to each Portfolio in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Portfolio on the transaction. Such commission rebates are included in realized gain on investments in the accompanying financial statements. The total commission rebates for the six months ended April 30, 2011 are as follows:

Commission Rebates
The Select 20 Portfolio	$739
The Large-Cap Growth Equity Portfolio	1,873
The Focus Smid-Cap Growth Equity Portfolio	294

The Portfolios may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended April 30, 2011.

The Portfolios may receive earnings credits from their transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statements of operations with the corresponding expense offset shown as “expense paid indirectly.”

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of the investment management agreements, Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager of the Portfolios, will receive an annual fee, which is calculated daily based on the average daily net assets of each Portfolio.

DMC has contractually agreed to waive that portion, if any, of its management fees and reimburse each Portfolio (except for The International Equity Portfolio, The Labor Select International Equity Portfolio and The Emerging Markets Portfolio) to the extent necessary to ensure that annual operating expenses, (excluding any 12b-1 plan and certain other expenses) do not exceed specified percentages of average daily net assets of each Portfolio until February 28, 2012. For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Portfolios’ Board and DMC. These expense waivers and reimbursements apply only to expenses paid directly by the Portfolios.

2011 Semiannual report • Delaware Pooled Trust

The management fee rates and the operating expense limitation rates in effect for the six months ended April 30, 2011 are as follows:

		Contractual
		operating expense
	Management	limitation as
	fee as a percentage	a percentage
	of average daily	of average daily
	net assets (per annum)	net assets (per annum)†
The Large-Cap Value Equity Portfolio	0.55%	0.70%
The Select 20 Portfolio	0.75%	0.89%
The Large-Cap Growth Equity Portfolio	0.55%	0.65%
The Focus Smid-Cap Growth Equity Portfolio	0.75%	0.92%
The Real Estate Investment Trust Portfolio II	0.75%	0.95%
The Core Focus Fixed Income Portfolio	0.40%	0.43%
The High-Yield Bond Portfolio	0.45%	0.59%
The Core Plus Fixed Income Portfolio	0.43%	0.45%
The International Equity Portfolio	0.75%	—	††
The Labor Select International Equity Portfolio	0.75%	—
The Emerging Markets Portfolio	1.00%	—
The Emerging Markets Portfolio II	1.00%	1.20	%†††
The Global Real Estate Securities Portfolio	0.99% *	1.08	%**
The Global Fixed Income Portfolio	0.50%	0.60%
The International Fixed Income Portfolio	0.50%	0.60%

†
These operating expense limitations exclude certain expenses, such as 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations.

††	Prior to 2/28/11, there was an expense limitation of 0.90% of average daily net assets for The International Equity Portfolio.
†††	Prior to 2/28/11, the expense limitation was 1.40% of average daily net assets for The Emerging Markets Portfolio II.
*	0.99% on the first $100 million; 0.90% on the next $150 million; 0.80% on assets in excess of $250 million.
**	Prior to 2/28/11, there was no expense limitation for The Global Real Estate Securities Portfolio.

Mondrian Investment Partners Limited (Mondrian) furnishes investment sub-advisory services to The International Equity Portfolio, The Labor Select International Equity Portfolio, The Emerging Markets Portfolio, The Global Fixed Income Portfolio, and The International Fixed Income Portfolio. For these services, DMC, not the Portfolios, pays Mondrian the following percentages of the Portfolios’ average daily net assets.

Sub-advisory fee as a
percentage of average daily
net assets (per annum)
The International Equity Portfolio	0.36%
The Labor Select International Equity Portfolio	0.30%
The Emerging Markets Portfolio	0.75%
The Global Fixed Income Portfolio	0.30%
The International Fixed Income Portfolio	0.30%

2011 Semiannual report • Delaware Pooled Trust

(continues)	95

Notes to financial statements

Delaware Pooled® Trust

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Portfolios. For these services, the Portfolios pay DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the six months ended April 30, 2011, the Portfolios were charged for these services as follows:

The Large-Cap Value Equity Portfolio	$169
The Select 20 Portfolio	400
The Large-Cap Growth Equity Portfolio	5,431
The Focus Smid-Cap Growth Equity Portfolio	148
The Real Estate Investment Trust Portfolio II	71
The Core Focus Fixed Income Portfolio	340
The High-Yield Bond Portfolio	932
The Core Plus Fixed Income Portfolio	1,185
The International Equity Portfolio	18,645
The Labor Select International Equity Portfolio	17,887
The Emerging Markets Portfolio	15,156
The Emerging Markets Portfolio II	313
The Global Real Estate Securities Portfolio	1,437
The Global Fixed Income Portfolio	3,121
The International Fixed Income Portfolio	507

The Bank of New York Mellon (BNY Mellon) provides custody, fund accounting and financial administration services to the Portfolios.

DSC also provides dividend disbursing and transfer agency services. The Portfolios pay DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, The Global Real Estate Securities Portfolio pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class P shares. Original Class shares pay no distribution and service expenses.

At April 30, 2011, each Portfolio had receivables due from or liabilities payable to affiliates as follows:

		Dividend
		disbursing,
		transfer
		agent and
		fund accounting		Receivable
		oversight		from DMC
	Investment management	fees, and	Other expenses	under
	fee payable to	other expenses	payable to	expense limitation
	DMC	payable to DSC	DMC and affiliates*	agreement
The Large-Cap Value Equity Portfolio	$—	$66	$299	$212
The Select 20 Portfolio	10,823	212	428	—
The Large-Cap Growth Equity Portfolio	91,888	2,078	2,030	—
The Focus Smid-Cap Growth Equity Portfolio	3,895	84	318	—
The Real Estate Investment Trust Portfolio II	—	31	278	1,115
The Core Focus Fixed Income Portfolio	—	55	974	3,071
The High-Yield Bond Portfolio	21,771	602	1,116	—
The Core Plus Fixed Income Portfolio	10,504	506	2,050	—
The International Equity Portfolio	455,697	7,558	6,897	—
The Labor Select International Equity Portfolio	446,293	7,402	6,617	—
The Emerging Markets Portfolio	532,930	6,629	5,976	—
The Emerging Markets Portfolio II	5,782	146	533	—
The Global Real Estate Securities Portfolio	40,419	601	1,116	—
The Global Fixed Income Portfolio	40,235	1,128	1,427	—
The International Fixed Income Portfolio	5,454	215	566	—

*DMC, as part of its administrative services, pays operating expenses on behalf of the Portfolios and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees, and trustees’ fees.

2011 Semiannual report • Delaware Pooled Trust

As provided in the investment management agreement, the Portfolios bear the cost of certain legal and tax services, including internal legal and tax services provided to the Portfolios by DMC and/or its affiliates’ employees. For the six months ended April 30, 2011, the Portfolios were charged for internal legal and tax services by DMC and/or its affiliates’ employees as follows:

The Large-Cap Value Equity Portfolio	$46
The Select 20 Portfolio	174
The Large-Cap Growth Equity Portfolio	3,587
The Focus Smid-Cap Growth Equity Portfolio	49
The Real Estate Investment Trust Portfolio II	20
The Core Focus Fixed Income Portfolio	21
The High-Yield Bond Portfolio	320
The Core Plus Fixed Income Portfolio	247
The International Equity Portfolio	4,246
The Labor Select International Equity Portfolio	4,600
The Emerging Markets Portfolio	3,517
The Emerging Markets Portfolio II	102
The Global Real Estate Securities Portfolio	353
The Global Fixed Income Portfolio	693
The International Fixed Income Portfolio	124

Trustees’ fees include expenses accrued by each Portfolio for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Portfolios.

3. Investments

For the six months ended April 30, 2011, each Portfolio made purchases and sales of investment securities other than short-term investments as follows:

	Purchases		Sales
	other than	Purchases of	other than	Sales of
	U.S. government	U.S. government	U.S. government	U.S. government
	securities	securities	securities	securities
The Large-Cap Value Equity Portfolio	$704,424	$—	$1,728,582	$—
The Select 20 Portfolio	7,782,065	—	1,004,966	—
The Large-Cap Growth Equity Portfolio	12,817,992	—	80,112,153	—
The Focus Smid-Cap Growth Equity Portfolio	2,516,895	—	492,063	—
The Real Estate Investment Trust Portfolio II	2,247,404	—	2,212,545	—
The Core Focus Fixed Income Portfolio	20,565,464	12,958,508	33,304,426	13,169,718
The High-Yield Bond Portfolio	49,949,821	—	22,860,488	—
The Core Plus Fixed Income Portfolio	49,470,757	10,702,497	50,797,307	9,287,931
The International Equity Portfolio	61,865,579	—	190,634,874	—
The Labor Select International Equity Portfolio	48,049,088	—	101,027,157	—
The Emerging Markets Portfolio	127,992,509	—	266,759,952	—
The Emerging Markets Portfolio II	3,600,574	—	1,594,802	—
The Global Real Estate Securities Portfolio	50,025,205	—	53,502,333	—
The Global Fixed Income Portfolio	33,925,655	18,453,335	75,723,778	17,810,626
The International Fixed Income Portfolio	5,116,437	2,046,635	6,310,054	—

2011 Semiannual report • Delaware Pooled Trust

(continues) 97

Notes to financial statements

Delaware Pooled® Trust

3. Investments (continued)

At April 30, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At April 30, 2011, the cost of investments and unrealized appreciation (depreciation) for each Portfolio were as follows:

		Aggregate	Aggregate
	Cost of	unrealized	unrealized	Net unrealized
	investments	appreciation	depreciation	appreciation
The Large-Cap Value Equity Portfolio	$5,538,032	$1,369,100	$(282,700)	$1,086,400
The Select 20 Portfolio	17,400,638	4,182,183	(284,400)	3,897,783
The Large-Cap Growth Equity Portfolio	170,774,374	56,978,555	(5,352,414)	51,626,141
The Focus Smid-Cap Growth Equity Portfolio	6,331,399	2,475,761	(389,624)	2,086,137
The Real Estate Investment Trust Portfolio II	2,927,638	487,415	(236,691)	250,724
The Core Focus Fixed Income Portfolio	6,522,724	180,220	(51,313)	128,907
The High-Yield Bond Portfolio	69,976,870	2,069,226	(204,839)	1,864,387
The Core Plus Fixed Income Portfolio	52,928,352	2,415,870	(647,510)	1,768,360
The International Equity Portfolio	746,812,361	188,301,902	(97,232,508)	91,069,394
The Labor Select International Equity Portfolio	796,460,839	189,986,400	(123,618,268)	66,368,132
The Emerging Markets Portfolio	568,620,891	128,880,295	(24,176,283)	104,704,012
The Emerging Markets Portfolio II	12,158,436	2,583,499	(197,362)	2,386,137
The Global Real Estate Securities Portfolio	68,070,048	9,871,723	(7,495,452)	2,376,271
The Global Fixed Income Portfolio	87,176,882	9,085,246	(971,711)	8,113,535
The International Fixed Income Portfolio	18,929,431	2,695,346	(277,073)	2,418,273

U. S. GAAP defines fair value as the price that each Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs, which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g.,broker-quoted securities, fair valued securities)

The following table summarizes the valuation of The Large-Cap Value Equity Portfolio’s investments by fair value hierarchy levels as of April 30, 2011:

	Level 1	Level 2	Total
Common Stock	$6,550,017	$—	$6,550,017
Short-Term Investments	—	74,415	74,415
Total	$6,550,017	$74,415	$6,624,432

There were no unobservable inputs used to value investments at the beginning or end of the period.

2011 Semiannual report • Delaware Pooled Trust

The following table summarizes the valuation of The Select 20 Portfolio’s investments by fair value hierarchy levels as of April 30, 2011:

	Level 1	Level 2	Total
Common Stock	$19,720,307	$—	$19,720,307
Short-Term Investments	—	1,578,114	1,578,114
Total	$19,720,307	$1,578,114	$21,298,421

There were no unobservable inputs used to value investments at the beginning or end of the period.

The following table summarizes the valuation of The Large-Cap Growth Equity Portfolio’s investments by fair value hierarchy levels as of April 30, 2011:

	Level 1	Level 2	Level 3	Total
Common Stock	$206,183,202	$—	$—	$206,183,202
Short-Term Investments	—	1,823,832	—	1,823,832
Securities Lending Collateral	—	14,393,481	—	14,393,481
Total	$206,183,202	$16,127,313	$—	$222,400,515

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

The Large-Cap Growth Equity Portfolio
Securities
Lending
Collateral
Balance as of 10/31/10	$ 11,605
Sales	(11,359)
Net change in unrealized appreciation/depreciation	(246)
Balance as of 4/30/11	$ —

Net change in unrealized appreciation/depreciation
from investments still held as of 4/30/11	$(11,017)

The following table summarizes the valuation of The Focus Smid-Cap Growth Equity Portfolio’s investments by fair value hierarchy levels as of April 30, 2011:

	Level 1	Level 2	Total
Common Stock	$7,926,364	$—	$7,926,364
Short-Term Investments	—	491,172	491,172
Total	$7,926,364	$491,172	$8,417,536

There were no unobservable inputs used to value investments at the beginning or end of the period.

The following table summarizes the valuation of The Real Estate Investment Trust Portfolio II’s investments by fair value hierarchy levels as of April 30, 2011:

	Level 1	Level 2	Total
Common Stock	$3,063,742	$—	$3,063,742
Investment companies	37,308	—	37,308
Short-Term Investments	—	77,312	77,312
Total	$3,101,050	$77,312	$3,178,362

There were no unobservable inputs used to value investments at the beginning or end of the period.

2011 Semiannual report • Delaware Pooled Trust

(continues) 99

Notes to financial statements

Delaware Pooled® Trust

3. Investments (continued)

The following table summarizes the valuation of The Core Focus Fixed Income Portfolio’s investments by fair value hierarchy levels as of April 30, 2011:

	Level 2	Level 3	Total
Agency, Asset-Backed and Mortgage-Backed Securities	$2,132,380	$—	$2,132,380
Corporate Debt	1,543,436	15,450	1,558,886
Foreign Debt	165,866	—	165,866
Municipal Bonds	180,929	—	180,929
U.S. Treasury Obligations	1,467,127	—	1,467,127
Short-Term Investments	935,228	—	935,228
Securities Lending Collateral	187,555	—	187,555
Preferred Stock	23,660	—	23,660
Total	$6,636,181	$15,450	$6,651,631

Swap Contracts	$900	$—	$900

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	The Core Focus Fixed Income Portfolio
	Agency, Asset-
	Backed and
	Mortgage-	Securities
	Backed	Lending	Corporate
	Securities	Collateral	Debt	Total
Balance as of 10/31/10	$100,500	$2,266	$—	$102,766
Purchases	—	—	59,788	59,788
Sales	(100,309)	(2,218)	(45,561)	(148,088)
Net realized gain	309	—	720	1,029
Net change in unrealized appreciation/depreciation	(500)	(48)	503	(45)
Balance as of 4/30/11	$—	$—	$15,450	$15,450

Net change in unrealized appreciation/depreciation
from investments still held as of 4/30/11	$—	$(2,151)	$503	$(1,648)

The following table summarizes the valuation of The High-Yield Bond Portfolio’s investments by fair value hierarchy levels as of April 30, 2011:

	Level 1	Level 2	Level 3	Total
Common Stock	$156,087	$—	$—	$156,087
Corporate Debt	—	55,961,130	890,335	56,851,465
Other	781,200	186,050	1	967,251
Short-Term Investment	—	668,465	—	668,465
Securities Lending Collateral	—	13,197,989	—	13,197,989
Total	$937,287	$70,013,634	$890,336	$71,841,257

2011 Semiannual report • Delaware Pooled Trust

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	The High Yield Bond Portfolio
		Securities
	Corporate	Lending
	Debt	Collateral	Other	Total
Balance as of 10/31/10	$8,501	$1,699	$1	$10,201
Purchases	885,000	—	—	885,000
Sales	—	(1,663)	—	(1,663)
Net realized loss	(81)	—	—	(81)
Net change in unrealized appreciation/depreciation	(3,085)	(36)	—	(3,121)
Balance as of 4/30/11	$890,335	$—	$1	$890,336

Net change in unrealized appreciation/depreciation
from investments still held as of 4/30/11	$(3,166)	$(1,613)	$—	$(4,779)

The following table summarizes the valuation of The Core Plus Fixed Income Portfolio’s investments by fair value hierarchy levels as of April 30, 2011:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed and Mortgage-Backed Securities	$—	$15,469,103	$307,128	$15,776,231
Corporate Debt	—	25,904,808	168,925	26,073,733
Foreign Debt	—	3,109,510	—	3,109,510
U.S. Treasury Obligations	—	3,098,341	—	3,098,341
Short-Term Investment	—	4,897,511	—	4,897,511
Securities Lending Collateral	—	1,392,379	—	1,392,379
Other	—	349,007	—	349,007
Total	$—	$54,220,659	$476,053	$54,696,712

Foreign Currency Exchange Contracts	$—	$3,520	$—	$3,520
Futures Contract	(14,531)	—	—	(14,531)
Swap Contracts	—	11,979	—	11,979

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	The Core Plus Fixed Income Portfolio
	Agency, Asset-
	Backed and
	Mortgage-		Securities
	Backed	Corporate	Lending
	Securities	Debt	Collateral	Total
Balance as of 10/31/10	$—	$107,069	$2,673	$109,742
Purchases	303,178	163,421	—	466,599
Sales	—	(108,675)	(2,617)	(111,292)
Net realized gain	—	7,448	—	7,448
Net change in unrealized appreciation/depreciation	3,950	(338)	(56)	3,556
Balance as of 4/30/11	$307,128	$168,925	$—	$476,053

Net change in unrealized appreciation/depreciation
from investments still held as of 4/30/11	$3,950	$5,504	$(2,538)	$6,916

2011 Semiannual report • Delaware Pooled Trust

(continues) 101

Notes to financial statements

Delaware Pooled® Trust

3. Investments (continued)

The following table summarizes the valuation of The International Equity Portfolio’s investments by fair value hierarchy levels as of April 30, 2011:

	Level 1	Level 2	Level 3	Total
Common Stock	$741,571,062	$—	$—	$741,571,062
Short-Term Investments	—	9,105,045	—	9,105,045
Securities Lending Collateral	—	87,205,648	—	87,205,648
Total	$741,571,062	$96,310,693	$—	$837,881,755

Foreign Currency Exchange Contracts	$—	$(760,539)	$—	$(760,539)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

The International Equity Portfolio
Securities
Lending
Collateral
Balance as of 10/31/10	$ 77,923
Sales	(76,268)
Net change in unrealized appreciation/depreciation	(1,655)
Balance as of 4/30/11	$ —

Net change in unrealized appreciation/depreciation
from investments still held as of 4/30/11	$(73,980)

The following table summarizes the valuation of The Labor Select International Equity Portfolio’s investments by fair value hierarchy levels as of April 30, 2011:

	Level 1	Level 2	Level 3	Total
Common Stock	$736,712,913	$—	$—	$736,712,913
Short-Term Investments	—	4,464,661	—	4,464,661
Securities Lending Collateral	—	121,651,397	—	121,651,397
Total	$736,712,913	$126,116,058	$—	$862,828,971

Foreign Currency Exchange Contracts	$—	$(749,520)	$—	$(749,520)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

The Labor Select
International Equity Portfolio
Securities
Lending
Collateral
Balance as of 10/31/10	$ 26,954
Sales	(26,382)
Net change in unrealized appreciation/depreciation	(572)
Balance as of 4/30/11	$ —

Net change in unrealized appreciation/depreciation
from investments still held as of 4/30/11	$(25,590)

2011 Semiannual report • Delaware Pooled Trust

The following table summarizes the valuation of The Emerging Market Portfolio’s investments by fair value hierarchy levels as of April 30, 2011:

	Level 1	Level 2	Level 3	Total
Common Stock	$610,906,499	$2,337,656	$—	$613,244,155
Preferred Stock	27,888,360	—	—	27,888,360
Short-Term Investments	—	6,818,195	—	6,818,195
Securities Lending Collateral	—	25,374,193	—	25,374,193
Total	$638,794,859	$34,530,044	$—	$673,324,903

Foreign Currency Exchange Contracts	$—	$(663)	$—	$(663)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

The Emerging Markets Portfolio
Securities
Lending
Collateral
Balance as of 10/31/10	$29,772
Sales	(29,139)
Net change in unrealized appreciation/depreciation	(633)
Balance as of 4/30/11	$—

Net change in unrealized appreciation/depreciation
from investments still held as of 4/30/11	$(28,265)

The following table summarizes the valuation of The Emerging Market Portfolio II’s investments by fair value hierarchy levels as of April 30, 2011:

	Level 1	Level 2	Level 3	Total
Common Stock	$14,240,833	$166,554	$109,922	$14,517,309
Right	22,761	—	—	22,761
Short-Term Investments	—	4,503	—	4,503
Total	$14,263,594	$171,057	$109,922	$14,544,573

Foreign Currency Exchange Contracts	$—	$29	$—	$29
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

The Emerging Markets Portfolio II
Common
Stock
Balance as of 10/31/10	$—
Purchases	82,446
Transfers into Level 3	22,322
Net change in unrealized appreciation/depreciation	5,154
Balance as of 4/30/11	$109,922

Net change in unrealized appreciation/depreciation
from investments still held as of 4/30/11	$5,154

2011 Semiannual report • Delaware Pooled Trust

(continues)       103

Notes to financial statements

Delaware Pooled® Trust

3. Investments (continued)

The following table summarizes the valuation of The Global Real Estate Securities Portfolio’s investments by fair value hierarchy levels as of April 30, 2011:

	Level 1	Level 2	Level 3	Total
Common Stock	$59,069,980	$—	$—	$59,069,980
Short-Term Investments	—	977,235	—	977,235
Securities Lending Collateral	—	10,399,104		10,399,104
Total	$59,069,980	$11,376,339	$—	$70,446,319

Foreign Currency Exchange Contracts	$—	$(1,856)	$—	$(1,856)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

The Global Real Estate Securities Portfolio
Securities
Lending
Collateral
Balance as of 10/31/10	$21,486
Sales	(21,030)
Net change in unrealized appreciation/depreciation	(456)
Balance as of 4/30/11	$—

Net change in unrealized appreciation/depreciation
from investments still held as of 4/30/11	$(20,399)

The following table summarizes the valuation of The Global Fixed Income Portfolio’s investments by fair value hierarchy levels as of April 30, 2011:

Level 2
Foreign Debt	$71,541,644
Corporate Debt	2,459,309
U.S. Treasury Obligations	20,706,177
Short-Term Investments	583,287
Total	$95,290,417

Foreign Currency Exchange Contracts	$(4,211)

There were no unobservable inputs used to value investments at the beginning or end of the period.

The following table summarizes the valuation of The International Fixed Income Portfolio’s investments by fair value hierarchy levels as of April 30, 2011:

Level 2
Foreign Debt	$19,072,104
Corporate Debt	119,241
U.S. Treasury Obligations	2,105,047
Short-Term Investments	51,312
Total	$21,347,704

Foreign Cross Currency Exchange Contract	$(1,276)

There were no unobservable inputs used to value investments at the beginning or end of the period.

During the period ended April 30, 2011, The Emerging Markets Portfolio II had transfers into Level 3 investments in the amount of $22,322. This was due to the Portfolio utilizing a fair value price.

During the period ended April 30, 2011, there were no transfers between Level 1 investments and Level 2 investments that had a material impact to the Portfolios. This does not include transfers between Level 1 investments and Level 2 investments due to the Portfolios utilizing international fair value pricing during the period.

2011 Semiannual report • Delaware Pooled Trust

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended April 30, 2011 and the year ended October 31, 2010 was as follows:

Ordinary
income
Six months ended April 30, 2011*:
The Large-Cap Value Equity Portfolio	$211,314
The Large-Cap Growth Equity Portfolio	826,516
The Focus Smid-Cap Growth Equity Portfolio	41,867
The Real Estate Investment Trust Portfolio II	40,124
The Core Focus Fixed Income Portfolio	567,674
The High-Yield Bond Portfolio	2,250,664
The Core Plus Fixed Income Portfolio	2,534,908
The International Equity Portfolio	25,012,021
The Labor Select International Equity Portfolio	22,010,265
The Emerging Markets Portfolio	16,918,513
The Emerging Markets Portfolio II	117,647
The Global Real Estate Securities Portfolio	5,064,501
The Global Fixed Income Portfolio	5,618,617
The International Fixed Income Portfolio	856,762

Ordinary
income
Year ended October 31, 2010:
The Large-Cap Value Equity Portfolio	$269,213
The Large-Cap Growth Equity Portfolio	554,027
The Real Estate Investment Trust Portfolio II	148,549
The Core Focus Fixed Income Portfolio	946,676
The High-Yield Bond Portfolio	2,139,650
The Core Plus Fixed Income Portfolio	3,595,170
The International Equity Portfolio	28,823,614
The Labor Select International Equity Portfolio	22,976,321
The Emerging Markets Portfolio	13,508,314
The Global Real Estate Securities Portfolio	3,906,141
The Global Fixed Income Portfolio	8,038,391
The International Fixed Income Portfolio	2,076,030

*Tax information for the period ended April 30, 2011 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

2011 Semiannual report • Delaware Pooled Trust

(continues)       105

Notes to financial statements

Delaware Pooled® Trust

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of April 30, 2011, the estimated components of net assets on a tax basis were as follows:

	The		The	The
	Large-Cap	The	Large-Cap	Focus Smid-Cap
	Value Equity	Select 20	Growth Equity	Growth Equity
	Portfolio	Portfolio	Portfolio	Portfolio
Shares of beneficial interest	$7,521,436	$20,633,561	$216,610,638	$7,202,515
Undistributed ordinary income	44,453	13,332	147,585	4,484
Capital loss carryforwards as of 10/31/10	(2,394,906)	(3,410,171)	(78,350,625)	(1,017,618)
Realized gains 11/1/10 – 4/30/11	378,117	182,554	17,855,992	137,304
Unrealized appreciation of investments	1,086,400	3,897,783	51,626,141	2,086,137
Net assets	$6,635,500	$21,317,059	$207,889,731	$8,412,822

	The	The	The	The
	Real Estate	Core Focus	High-Yield	Core Plus
	Investment Trust	Fixed Income	Bond	Fixed Income
	Portfolio II*	Portfolio	Portfolio	Portfolio
Shares of beneficial interest	$5,571,271	$5,402,066	$58,608,820	$52,332,154
Undistributed ordinary income	22,536	106,595	1,168,571	920,961
Capital loss carryforwards as of 10/31/10	(2,792,517)	(520,341)	(3,652,527)	(5,098,436)
Realized gains 11/1/10 – 4/30/11	142,854	263,486	1,190,331	215,981
Other temporary differences	—	—	—	(252,567)
Unrealized appreciation of investments
and foreign currencies	250,724	128,907	1,864,387	1,782,140
Net assets	$3,194,868	$5,380,713	$59,179,582	$49,900,233

		The
	The	Labor Select	The
	International	International	Emerging
	Equity	Equity	Markets
	Portfolio	Portfolio	Portfolio
Shares of beneficial interest	$825,076,330	$750,349,623	$510,652,765
Undistributed ordinary income	5,329,379	5,354,269	4,734,402
Capital loss carryforwards as of 10/31/10	(181,917,222)	(103,831,271)	(24,783,996)
Realized gains 11/1/10 – 4/30/11	10,215,842	10,662,232	50,805,934
Unrealized appreciation of investments
and foreign currencies	91,379,915	66,563,531	104,591,217
Net assets	$750,084,244	$729,098,384	$646,000,322

2011 Semiannual report • Delaware Pooled Trust

		The	The	The
	The	Global	Global	International
	Emerging	Real Estate	Fixed	Fixed
	Markets	Securities	Income	Income
	Portfolio II	Portfolio*	Portfolio	Portfolio
Shares of beneficial interest	$11,867,664	$163,524,149	$82,051,928	$19,251,787
Undistributed ordinary income	269,812	2,537,789	6,661,944	879,477
Undistributed long-term capital gain	111	—	—	—
Capital loss carryforwards as of 10/31/10	—	(109,237,085)	(38,911)	(351,036)
Realized gains (losses) 11/1/10 – 4/30/11	—	1,405,753	365,239	(211,832)
Other temporary differences	—	—	(1,062,182)	(343,014)
Unrealized appreciation of investments
and foreign currencies	2,386,797	2,378,318	8,163,987	2,438,512
Net assets	$14,524,384	$60,608,924	$96,142,005	$21,663,894

*The undistributed earnings for The Real Estate Investment Trust Portfolio II and The Global Real Estate Securities Portfolio are estimated pending final notification of the tax character of distributions received from investments in Real Estate Investment Trusts.

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, mark-to-market on futures contracts, mark-to- market on forward foreign currency contracts, straddle loss deferrals, tax recognition of unrealized gain on passive foreign investment companies, contingent payment debt instruments, the tax treatment of market discount and premium on debt instruments, and CDS contracts.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of net operating losses, gain (loss) on foreign currency transactions, dividends and distributions, market discount and premium on certain debt instruments, passive foreign investment companies, CDS and interest rate swaps, tax treatment of Brazilian taxes and paydown gains (losses) on mortgage- and asset-backed securities. Results of operations and net assets were not affected by these reclassifications. For the six months ended April 30, 2011, the Portfolios recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

	Undistributed	Accumulated
	(distributions in excess of)	net realized
	net investment income (loss)	gain (loss)
The Core Focus Fixed Income Portfolio	$6,615	$(6,615)
The High-Yield Bond Portfolio	99,782	(99,782)
The Core Plus Fixed Income Portfolio	(44,048)	44,048
The International Equity Portfolio	(1,490,348)	1,490,348
The Labor Select International Equity Portfolio	(1,571,059)	1,571,059
The Emerging Markets Portfolio	(461,375)	461,375
The Emerging Markets Portfolio II	(7,663)	7,663
The Global Real Estate Securities Portfolio	1,582,710	(1,582,710)
The Global Fixed Income Portfolio	5,670,397	(5,670,397)
The International Fixed Income Portfolio	681,393	(681,393)

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(continues)       107

Notes to financial statements

Delaware Pooled® Trust

5. Components of Net Assets on a Tax Basis (continued)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future gains. Capital loss carryforwards remaining at October 31, 2010 will expire as follows:

				Year of expiration
	2011	2014	2015	2016	2017	2018	Total
The Large-Cap Value Equity Portfolio	$—	$—	$—	$1,643,696	$751,210	$—	$2,394,906
The Select 20 Portfolio	596,717	76,954	—	106,744	2,629,756	—	3,410,171
The Large-Cap Growth Equity Portfolio	—	—	—	16,131,381	60,026,291	2,192,953	78,350,625
The Focus Smid-Cap Growth Equity Portfolio	—	—	—	—	1,017,618	—	1,017,618
The Real Estate Investment Trust Portfolio II	—	—	—	1,246,201	1,521,902	24,414	2,792,517
The Core Focus Fixed Income Portfolio	—	—	—	—	520,341	—	520,341
The High-Yield Bond Portfolio	—	—	—	1,437,186	2,215,341	—	3,652,527
The Core Plus Fixed Income Portfolio	—	—	1,030,064	1,786,993	2,281,379	—	5,098,436
The International Equity Portfolio	—	—	—	—	168,057,741	13,859,481	181,917,222
The Labor Select International Equity Portfolio	—	—	—	—	85,355,469	18,475,802	103,831,271
The Emerging Markets Portfolio	—	—	—	—	24,783,996	—	24,783,996
The Global Real Estate Securities Portfolio	—	—	1,245,667	53,802,495	50,784,384	3,404,539	109,237,085
The Global Fixed Income Portfolio	—	—	—	38,911	—	—	38,911
The International Fixed Income Portfolio	—	306,422	—	21,289	23,325	—	351,036

For the six months ended April 30, 2011, the Portfolios had the following capital gains (losses) which may reduce (increase) the capital loss carryforwards.

The Large-Cap Value Equity Portfolio	$378,117
The Select 20 Portfolio	182,554
The Large-Cap Growth Equity Portfolio	17,855,992
The Focus Smid-Cap Growth Equity Portfolio	137,304
The Real Estate Investment Trust Portfolio II	142,854
The Core Focus Fixed Income Portfolio	263,486
The High-Yield Bond Portfolio	1,190,331
The Core Plus Fixed Income Portfolio	215,981
The International Equity Portfolio	10,215,842
The Labor Select International Equity Portfolio	10,662,232
The Emerging Markets Portfolio	50,805,934
The Global Real Estate Securities Portfolio	1,405,753
The Global Fixed Income Portfolio	365,239
The International Fixed Income Portfolio	(211,832)

2011 Semiannual report • Delaware Pooled Trust

6. Capital Shares

Transactions in capital shares were as follows:

		Shares issued
		upon reinvestment		Net
	Shares	of dividends	Shares	increase
	sold	and distributions	repurchased	(decrease)
Six months ended April 30, 2011:
The Large-Cap Value Equity Portfolio	—	13,757	(67,817)	(54,060)
The Select 20 Portfolio	1,212,429	—	(69,536)	1,142,893
The Large-Cap Growth Equity Portfolio	229,396	76,367	(7,431,484)	(7,125,721)
The Focus Smid-Cap Growth Equity Portfolio	155,913	2,648	—	158,561
The Real Estate Investment Trust Portfolio II	—	7,178	—	7,178
The Core Focus Fixed Income Portfolio	—	63,215	(1,520,258)	(1,457,043)
The High-Yield Bond Portfolio	3,885,928	300,088	(472,166)	3,713,850
The Core Plus Fixed Income Portfolio	255,536	269,671	(355,549)	169,658
The International Equity Portfolio	1,296,301	1,072,995	(10,322,924)	(7,953,628)
The Labor Select International Equity Portfolio	169,128	1,706,222	(6,004,284)	(4,128,934)
The Emerging Markets Portfolio	3,937,010	1,497,536	(16,359,348)	(10,924,802)
The Emerging Markets Portfolio II	174,407	12,091	—	186,498
The Global Real Estate Securities Portfolio — Original Class	800,119	890,197	(1,800,162)	(109,846)
The Global Real Estate Securities Portfolio — Class P	—	125	—	125
The Global Fixed Income Portfolio	471,047	454,718	(4,404,141)	(3,478,376)
The International Fixed Income Portfolio	898	78,674	—	79,572

Year ended October 31, 2010:
The Large-Cap Value Equity Portfolio	175,466	17,372	(517,627)	(324,789)
The Select 20 Portfolio	687,803	—	(837,298)	(149,495)
The Large-Cap Growth Equity Portfolio	798,974	48,225	(7,591,330)	(6,744,131)
The Focus Smid-Cap Growth Equity Portfolio	181,698	—	(202,377)	(20,679)
The Real Estate Investment Trust Portfolio II	—	32,434	(782,439)	(750,005)
The Core Focus Fixed Income Portfolio	47,913	103,164	(370,394)	(219,317)
The High-Yield Bond Portfolio	1,099,387	307,863	(988,798)	418,452
The Core Plus Fixed Income Portfolio	369,239	389,931	(1,317,236)	(558,066)
The International Equity Portfolio	5,047,375	1,149,637	(17,437,364)	(11,240,352)
The Labor Select International Equity Portfolio	2,681,964	1,762,856	(11,523,071)	(7,078,251)
The Emerging Markets Portfolio	9,917,765	1,381,667	(9,003,085)	2,296,347
The Emerging Markets Portfolio II*	1,176,473	—	—	1,176,473
The Global Real Estate Securities Portfolio — Original Class	3,376,120	738,547	(4,538,708)	(424,041)
The Global Real Estate Securities Portfolio — Class P	—	91	—	91
The Global Fixed Income Portfolio	1,096,047	642,047	(2,422,757)	(684,663)
The International Fixed Income Portfolio	—	187,706	—	187,706

*Commenced operations June 23, 2010.
2011 Semiannual report • Delaware Pooled Trust

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Notes to financial statements

Delaware Pooled® Trust

7. Line of Credit

The Portfolios, along with certain other funds in the Delaware Investments® Family of Funds (Participants), were participants in a $35,000,000 revolving line of credit with BNY Mellon to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. The agreement expired on November 16, 2010.

Effective as of November 16, 2010, the Portfolios along with the other Participants entered into an amendment to the agreement with BNY Mellon for a $50,000,000 revolving line of credit. The agreement as amended is to be used as described above and operates in substantially the same manner as the original agreement. The agreement as amended expires on November 15, 2011. The Portfolios had no amounts outstanding as of April 30, 2011 or at any time during the period then ended.

8. Derivatives

U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Select 20, The Large-Cap Growth Equity, The Focus Smid-Cap Growth Equity, The Real Estate Investment Trust II, The Core Focus Fixed Income, The High-Yield Bond, The Core Plus Fixed Income, The International Equity, The Labor Select International Equity, The Emerging Markets, The Emerging Markets II, The Global Real Estate Securities, The Global Fixed Income, and The International Fixed Income Portfolios may enter into foreign currency exchange contracts and foreign cross-currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolios may enter into these contracts to fix the U.S. dollar value of a security that they have agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolios may also use these contracts to hedge the U.S. dollar value of securities they already own that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross-currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Portfolios could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Portfolios’ maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between a Portfolio and the counterparty and by the posting of collateral by the counterparty to a Portfolio to cover a Portfolio’s exposure to the counterparty.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Select 20, The Large-Cap Growth Equity, The Focus Smid-Cap Growth Equity, The Real Estate Investment Trust II, The Core Focus Fixed Income, The Core Plus Fixed Income, The Emerging Markets, The Emerging Markets II, The Global Real Estate Securities, and The International Fixed Income Portfolios may use futures in the normal course of pursuing their investment objectives. Each Portfolio may invest in financial futures contracts to hedge their existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, a Portfolio deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by each Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to a Portfolio because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Options Contracts — The Portfolios may buy or write options contracts for any number of reasons, including: to manage a Portfolio’s exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting a Portfolio’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. A Portfolio may buy or write call or put options on securities, financial indices, and foreign currencies. When a Portfolio buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the options purchased. When a Portfolio writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by a Portfolio on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of

2011 Semiannual report • Delaware Pooled Trust

the underlying security in determining whether the Portfolio has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. A Portfolio, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, a Portfolio is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change.

There were no transactions in written options during the six months ended April 30, 2011.

Swap Contracts — The Core Focus Fixed Income Portfolio and The Core Plus Fixed Income Portfolio may enter into interest rate swap contracts, index swap contracts, inflation swap contracts and credit default swap (CDS) contracts in accordance with their investment objectives. The High-Yield Bond Portfolio may enter into CDS contracts in accordance with its investment objective. The Portfolios may use interest rate swaps to adjust the Portfolios’ sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Portfolios invest in, such as the corporate bond market. The Portfolios may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Portfolios on favorable terms. The Portfolios may use inflation swaps to hedge the inflation risk in nominal bonds, thereby creating synthetic inflation-indexed bonds. The Portfolios may enter into CDS contracts in order to hedge against a credit event, to enhance total return, or to gain exposure to certain securities or markets.

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by a Portfolio from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with a Portfolio receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust a Portfolio’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between a Portfolio and the counterparty and by the posting of collateral by the counterparty to a Portfolio to cover a Portfolio’s exposure to the counterparty.

Index swaps. Index swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, a Portfolio will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, a Portfolio will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the index swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between a Portfolio and the counterparty and by the posting of collateral by the counterparty to a Portfolio to cover a Portfolio’s exposure to the counterparty.

Inflation Swaps. Inflation swaps agreements involve commitments to pay a regular stream of inflation-indexed cash payments in exchange for receiving a stream of nominal interest payments (or vice versa), where both payment streams are based on notional amounts. The nominal interest payments may be based on either a fixed interest rate or variable interest rate such as London Interbank Offered Rate (LIBOR). The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract. The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the index swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular referenced security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by a Portfolio in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the period ended April 30, 2011, the Portfolios entered into CDS contracts as purchasers and sellers of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as realized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

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Notes to financial statements

Delaware Pooled® Trust

8. Derivatives (continued)

At April 30, 2011, the net unrealized appreciation of credit default swaps for The Core Focus Fixed Income Portfolio was $900. If a credit event had occurred for all swap transactions where collateral posting was required as of April 30, 2011, the swaps’ credit related features would have been triggered and The Core Focus Fixed Income Portfolio would have received $20,000 less the value of the contracts’ related reference obligations.

At April 30, 2011, the net unrealized depreciation of credit default swaps for The Core Plus Fixed Income Portfolio was $10,391. If a credit event had occurred for all swap transactions where collateral posting was required as of April 30, 2011, the swaps’ credit related features would have been triggered and The Core Plus Fixed Income Portfolio would have been required to pay $1,120,000 less the value of the contracts’ related reference obligations. The Core Plus Fixed Income Portfolio received securities collateral of $77,000 for certain open derivatives.

As disclosed in the footnotes to the Statement of Net Assets, at April 30, 2011, the notional value of the protection sold for The Core Focus Fixed Income Portfolio was $20,000, which reflects the maximum potential amount the Portfolio could be required to make as a seller of credit protection if a credit event occurs. The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement has been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. At April 30, 2011, the net unrealized appreciation of the protection sold was $900.

As disclosed in the footnotes to the statement of net assets, at April 30, 2011, the notional value of the protection sold for The Core Plus Fixed Income Portfolio was $535,000, which reflects the maximum potential amount the Portfolio could be required to make as a seller of credit protection if a credit event occurs. The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement has been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. At April 30, 2011, the net unrealized appreciation of the protection sold was $20,624.

Credit default swaps may involve greater risks than if a Portfolio had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. A Portfolio’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between a Portfolio and the counterparty and by the posting of collateral by the counterparty to a Portfolio to cover a Portfolio’s exposure to the counterparty.

Swaps Generally. Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event a Portfolio terminated its position in the agreement. Risks of entering into these agreements include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the statements of net assets.

Fair values of derivative instruments as of April 30, 2011 were as follows:

	The Core Plus Fixed Income Portfolio
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Forward currency exchange contracts	Foreign currency exchange		Foreign currency exchange
(Foreign currency exchange contracts)	contracts, at value	$8,815	contracts, at value	$(5,295)
Interest rate contracts	Variation margin receivable on		Variation margin payable on
(Futures contracts)	futures contracts	—	futures contracts	(14,531)*
Credit and inflation contracts	Credit Default and inflation		Credit Default and inflation
(Swap contracts)	swap contracts, at value	20,217	swap contracts, at value	(8,238)
Total		$29,032		$(28,064)

*Includes cumulative depreciation of futures contracts from the date the contracts are opened through April 30, 2011. Only current day variation margin is reported with the Portfolio’s assets and liabilities.

2011 Semiannual report • Delaware Pooled Trust

The effect of derivative instruments on the statement of operations for the six months ended April 30, 2011 was as follows:

The Core Plus Fixed Income Portfolio
Change in Unrealized
Appreciation
		Realized Gain or	or Depreciation
		Loss on Derivatives	on Derivatives
	Location of Gain or Loss on Derivatives Recognized in Income	Recognized in Income	Recognized in Income
Forward currency exchange contracts	Net realized loss on foreign currencies and net
(Foreign currency exchange contracts)	change in unrealized appreciation/depreciation of
	investments and foreign currencies	$(128,998)	$5,710
Interest rate contracts	Net realized loss on futures contracts and net
(Futures contracts)	change in unrealized appreciation/depreciation of
	investments and foreign currencies	(266)	(42,020)
Credit contracts	Net realized gain on swap contracts and net change in
(Swap and Inflation contracts)	unrealized appreciation/depreciation of investments
	and foreign currencies	10,069	(16,537)
Total		$(119,195)	$(52,847)

The volume of derivative transactions varies throughout the period. Information about derivative transactions reflected as of the date of this report is generally indicative of the type and volume of derivative activity for the period ended April 30, 2011.

9. Securities Lending

The Portfolios, along with other funds in the Delaware Investments® Family of Funds, may lend their securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No.1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolios may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolios may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Portfolios would be required to return to the borrower of the securities and the Portfolios would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Portfolios’ previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Portfolios’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Portfolios can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolios, or at the discretion of the lending agent, replace the loaned securities. The Portfolios continue to record dividends or interest, as applicable, on the securities loaned and are subject to changes in value of the securities loaned that may occur during the term of the loan. The Portfolios have the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolios receive loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolios, the security lending agent and the borrower. The Portfolios record security lending income net of allocations to the security lending agent and the borrower.

2011 Semiannual report • Delaware Pooled Trust

(continues)       113

Notes to financial statements

Delaware Pooled® Trust

9. Securities Lending (continued)

At April 30, 2011, the value of securities on loan and the value of invested collateral are presented below, for which the Portfolios received collateral, comprised of non-cash collateral and cash collateral. Investments purchased with cash collateral are presented on the statements of net assets under the caption “Securities Lending Collateral.”

	Value		Cash	Value of
	of securities	Non-cash	collateral	invested
	on loan	collateral	received	collateral
The Large-Cap Growth Equity Portfolio	$14,286,285	$—	$14,610,693	$14,393,481
The Core Focus Fixed Income Portfolio	224,700	130,203	229,953	187,555
The High-Yield Bond Portfolio	12,674,387	204,865	13,229,802	13,197,989
The Core Plus Fixed Income Portfolio	2,898,274	1,539,899	1,442,420	1,392,379
The International Equity Portfolio	84,662,093	—	88,655,575	87,205,648
The Labor Select International Equity Portfolio	116,877,494	—	122,157,054	121,651,397
The Emerging Markets Portfolio	25,051,760	—	25,932,313	25,374,193
The Global Real Estate Securities Portfolio	9,718,885	—	10,797,138	10,399,104

10. Credit and Market Risk

Some countries in which The International Equity, The Labor Select International Equity, The Emerging Markets, The Emerging Markets II, The Global Real Estate Securities, The Global Fixed Income, and The International Fixed Income Portfolios invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolios may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolios.

The High Yield Bond Portfolio invests a portion of its assets in high yield fixed income securities which are securities rated lower than BBB- by Standard & Poor’s (S&P) and Baa3 by Moody’s Investor Services (Moody’s), or similarly rated by another nationally recognized statistical rating organization. The Core Plus Fixed Income Portfolio invests a portion of its assets in high yield fixed income securities which are securities rated BB or lower by S&P and Ba or lower by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Core Focus Fixed Income, The Core Plus Fixed Income, The Global Real Estate Securities, and The Global Fixed Income Portfolios invest in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Portfolios’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolios may fail to fully recoup their initial investments in these securities even if the securities are rated in the highest rating categories.

The International Equity and The Global Fixed Income Portfolios may invest up to 10% of each Portfolio’s net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities, which may not be readily marketable. The Large-Cap Value Equity, The Select 20, The Large-Cap Growth Equity, The Focus Smid-Cap Growth Equity, The Real Estate Investment Trust II, The Core Focus Fixed Income, The High-Yield Bond, The Core Plus Fixed Income, The Labor Select International Equity, The Emerging Markets, The Emerging Markets II, The Global Real Estate Securities, and The International Fixed Income Portfolios may invest up to 15% of each Portfolio’s net assets in such securities. The relative illiquidity of these securities may impair each Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolios’ Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolios’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolios’ limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the statements of net assets.

2011 Semiannual report • Delaware Pooled Trust

The Select 20, The Focus Smid-Cap Growth Equity, and The Global Real Estate Securities Portfolios invest a significant portion of their assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Real Estate Investment Trust Portfolio II and The Global Real Estate Securities Portfolio concentrate their investments in the real estate industry and are subject to the risks associated with that industry. If a Portfolio holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. These Portfolios are also affected by interest rate changes, particularly if the real estate investment trusts they hold use floating rate debt to finance their ongoing operations. Each Portfolio’s investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

11. Contractual Obligations

The Portfolios enter into contracts in the normal course of business that contain a variety of indemnifications. The Portfolios’ maximum exposure under these arrangements is unknown. However, the Portfolios have not had prior claims or losses pursuant to these contracts. Management has reviewed the Portfolios’ existing contracts and expects the risk of loss to be remote.

12. Subsequent Events

Effective at the close of business on May 31, 2011, Mondrian ceased to serve as the sub-adviser to The International Fixed Income Portfolio. DMC remains the investment advisor to the Portfolio and commenced management of the Portfolio on June 1, 2011. Please refer to the prospectus supplement dated March 11, 2011 for more information.

Management has determined no other material events or transactions occurred subsequent to April 30, 2011 that would require recognition or disclosure in the Portfolios’ financial statements.

2011 Semiannual report • Delaware Pooled Trust

Other Portfolio information
(Unaudited)

Delaware Pooled® Trust

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (E&Y) has resigned as the independent registered public accounting firm for Delaware Pooled Trust (the Trust) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Trust, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (PwC) to serve as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2010. During the fiscal years ended October 31, 2009 and 2008, E&Y’s audit reports on the financial statements of the Trust did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trust and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Trust nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Trust’s financial statements.

2011 Semiannual report • Delaware Pooled Trust

Fund officers and portfolio managers

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer —
Delaware Investments® Family of Funds

Robert Akester
Senior Portfolio Manager
Mondrian Investment Partners Limited

Damon J. Andres
Vice President and Senior Portfolio
Manager

Kristen E. Bartholdson
Vice President and Senior Portfolio
Manager

Joanna Bates
Senior Portfolio Manager
Mondrian Investment Partners Limited

Nigel Bliss
Senior Portfolio Manager
Mondrian Investment Partners Limited

Christopher J. Bonavico
Vice President, Senior Portfolio Manager,
and Equity Analyst

Kenneth F. Broad
Vice President, Senior Portfolio Manager,
and Equity Analyst

Liu-Er Chen
Senior Vice President,
Chief Investment Officer — Emerging
Markets and Healthcare

Thomas H. Chow
Senior Vice President and Senior Portfolio
Manager

Elizabeth A. Desmond
Director and Chief Investment Officer —
Developed Equity Markets
Mondrian Investment Partners Limited

Chuck M. Devereux
Senior Vice President and Director of
Credit Research

Roger A. Early
Senior Vice President and
Co-Chief Investment Officer —
Total Return Fixed Income Strategy

Christopher M. Ericksen
Vice President, Portfolio Manager, and
Equity Analyst

Clive A. Gillmore
Chief Executive Officer
Mondrian Investment Partners Limited

Paul Grillo
Senior Vice President and
Co-Chief Investment Officer —
Total Return Fixed Income Strategy

John Kirk
Deputy Chief Executive Officer
Mondrian Investment Partners Limited

Nikhil G. Lalvani
Vice President and Senior Portfolio
Manager

Emma R. E. Lewis
Senior Portfolio Manager
Mondrian Investment Partners Limited

Anthony A. Lombardi
Vice President and Senior Portfolio
Manager

Kevin P. Loome
Senior Vice President, Senior Portfolio
Manager, and Head of High Yield
Investments

Nigel G. May
Director and Chief Investment Officer —
Developed Equity Markets
Mondrian Investment Partners Limited

Christopher A. Moth
Director and Chief Investment Officer —
Global Fixed Income and Currency
Mondrian Investment Partners Limited

D. Tysen Nutt Jr.
Senior Vice President, Senior Portfolio
Manager, and Team Leader — Large-Cap
Value Focus Equity

Daniel J. Prislin
Vice President, Senior Portfolio Manager,
and Equity Analyst

David G. Tilles
Executive Chairman
Mondrian Investment Partners Limited

Jeffrey S. Van Harte
Senior Vice President and Chief
Investment Officer — Focus Growth Equity

Robert A. Vogel Jr.
Vice President and Senior Portfolio
Manager

Babak “Bob” Zenouzi
Senior Vice President, Chief Investment
Officer — Real Estate Securities and
Income Solutions (RESIS)

2011 Semiannual report • Delaware Pooled Trust

Custodian
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Independent registered public accounting firm
PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1700
2001 Market Street
Philadelphia, PA 19103-7042

Investment advisor
Delaware Management Company, a series of Delaware Management Business Trust
2005 Market Street
Philadelphia, PA 19103

Investment sub-advisor for certain Portfolios
Mondrian Investment Partners Limited
Fifth Floor
10 Gresham Street
London EC2V 7JD
United Kingdom

Investments in the Portfolios are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies, and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Portfolios, the repayment of capital from the Portfolios, or any particular rate of return.

Delaware Investments, a member of Macquarie Group, refers to DMHI and its subsidiaries. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

The Portfolios are distributed by Delaware Distributors, L.P., an affiliate of DMBT, DMHI, and Macquarie Group Limited.

Each Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Portfolio’s Forms N-Q, as well as a description of the policies and procedures that each Portfolio uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 231-8002; (ii) on the Portfolios’ Web site at www.delawareinvestments.com; and (iii) on the Commission’s Web site at www.sec.gov. Each Portfolio’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how each Portfolio voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Portfolios’ Web site at www.delawareinvestments.com; and (ii) on the Commission’s Web site at www.sec.gov.

This report was prepared for investors in the Delaware Pooled® Trust Portfolios. It may be distributed to others only if preceded or accompanied by a current Delaware Pooled Trust prospectus, which contains details about charges, expenses, investment objectives, and operating policies of the Portfolios. All Delaware Pooled Trust Portfolios are offered by prospectus only. The return and principal value of an investment in a Portfolio will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Carefully consider the Portfolios’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Portfolios’ prospectus and, if available, their summary prospectuses, which may be obtained by visiting www.delawareinvestments.com or calling 800 231-8002. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

2005 Market Street Philadelphia, PA 19103 Telephone 800 231-8002 Fax 215 255-1162

(7383)	Printed in the USA
SA-DPT [4/11] DG3 6/11	MF1105085 PO16662

Semiannual report Delaware REIT Fund April 30, 2011 Alternative / specialty mutual fund
Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and, if available, its summary prospectus, which may be obtained by visiting www.delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit www.delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware REIT Fund at www.delawareinvestments.com.

Manage your investments online
24-hour access to your account information Obtain share prices Check your account balance and recent transactions Request statements or literature Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware REIT Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Table of contents
Disclosure of Fund expenses	1
Security type/sector allocation
and top 10 equity holdings	3
Statement of net assets	5
Statement of operations	10
Statements of changes in net assets	12
Financial highlights	14
Notes to financial statements	24
Other Fund information	34
About the organization	36

Unless otherwise noted, views expressed herein are current as of April 30, 2011, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2011 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Disclosure of Fund expenses
For the six-month period from November 1, 2010 to April 30, 2011

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from November 1, 2010 to April 30, 2011.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

Delaware REIT Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	11/1/10	4/30/11	Expense Ratio	11/1/10 to 4/30/11*
Actual Fund return
Class A	$1,000.00	$1,153.50	1.55%	$8.28
Class B	1,000.00	1,148.50	2.30%	12.25
Class C	1,000.00	1,148.50	2.30%	12.25
Class R	1,000.00	1,152.10	1.80%	9.60
Institutional Class	1,000.00	1,154.70	1.30%	6.95
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,017.11	1.55%	$7.75
Class B	1,000.00	1,013.39	2.30%	11.48
Class C	1,000.00	1,013.39	2.30%	11.48
Class R	1,000.00	1,015.87	1.80%	9.00
Institutional Class	1,000.00	1,018.35	1.30%	6.51

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2

Security type/sector allocation and
top 10 equity holdings
Delaware REIT Fund	As of April 30, 2011

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type/sector	Percentage of net assets
Common Stock	96.49%
Diversified REITs	5.95%
Healthcare REITs	11.26%
Hotel REITs	5.75%
Industrial REITs	5.13%
Mall REITs	13.95%
Manufactured Housing REIT	0.30%
Multifamily REITs	17.94%
Office REITs	13.02%
Office/Industrial REITs	5.89%
Real Estate Operating Companies	2.05%
Self-Storage REITs	5.63%
Shopping Center REITs	7.83%
Single Tenant REIT	0.44%
Specialty REITs	1.35%
Exchange-Traded Fund	1.14%
Short-Term Investments	1.82%
Securities Lending Collateral	23.18%
Total Value of Securities	122.63%
Obligation to Return Securities Lending Collateral	(23.43%)
Receivables and Other Assets Net of Other Liabilities	0.80%
Total Net Assets	100.00%

3

Security type/sector allocation and
top 10 equity holdings
Delaware REIT Fund

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings
Simon Property Group	10.47%
Equity Residential	5.97%
Vornado Realty Trust	5.39%
Public Storage	4.99%
Boston Properties	4.95%
Ventas	3.43%
HCP	3.25%
Host Hotels & Resorts	3.15%
Health Care REIT	2.95%
SL Green Realty	2.70%

4

Statement of net assets
Delaware REIT Fund	April 30, 2011 (Unaudited)

		Number of shares	Value
Common Stock – 96.49%
Diversified REITs – 5.95%
	Lexington Realty Trust	128,180	$1,279,236
*	Vornado Realty Trust	128,492	12,422,607
			13,701,843
Healthcare REITs – 11.26%
	Cogdell Spencer	63,100	381,755
*	HCP	188,830	7,481,445
*	Health Care REIT	126,181	6,784,752
*	Nationwide Health Properties	77,658	3,401,420
*	Ventas	141,131	7,893,457
			25,942,829
Hotel REITs – 5.75%
*	Ashford Hospitality Trust	108,700	1,355,489
	DiamondRock Hospitality	152,830	1,840,073
†	FelCor Lodging Trust	35,200	223,872
*	Host Hotels & Resorts	408,028	7,258,818
	LaSalle Hotel Properties	90,761	2,554,015
			13,232,267
Industrial REITs – 5.13%
	AMB Property	164,210	5,977,245
*	DCT Industrial Trust	277,825	1,614,163
	ProLogis	258,905	4,217,562
			11,808,970
Mall REITs – 13.95%
	General Growth Properties	125,614	2,097,754
*	Macerich	112,151	5,923,816
	Simon Property Group	210,562	24,117,771
			32,139,341
Manufactured Housing REIT – 0.30%
*	Equity Lifestyle Properties	11,619	695,281
			695,281
Multifamily REITs – 17.94%
*	AvalonBay Communities	37,451	4,741,671
*	BRE Properties	70,729	3,587,375
*	Camden Property Trust	92,286	5,790,946
*	Colonial Properties Trust	137,972	2,919,488
*	Equity Residential	230,323	13,754,889

5

Statement of net assets
Delaware REIT Fund

		Number of shares	Value
Common Stock (continued)
Multifamily REITs (continued)
*	Essex Property Trust	35,327	$4,786,101
*	Home Properties	47,600	3,017,840
	UDR	104,812	2,713,583
			41,311,893
Office REITs – 13.02%
*	Alexandria Real Estate Equities	55,469	4,556,778
	Boston Properties	109,184	11,413,003
*	Brandywine Realty Trust	142,005	1,803,464
	CommonWealth REIT	58,345	1,598,070
*	Kilroy Realty	105,065	4,406,426
	SL Green Realty	75,322	6,216,325
			29,994,066
Office/Industrial REITs – 5.89%
*	Digital Realty Trust	61,598	3,716,823
*	DuPont Fabros Technology	125,141	3,060,949
*	Liberty Property Trust	136,350	4,795,430
*	PS Business Parks	33,119	1,995,751
			13,568,953
Real Estate Operating Companies – 2.05%
	Brookfield Properties	118,785	2,349,567
*	Starwood Hotels & Resorts Worldwide	39,665	2,362,844
			4,712,411
Self-Storage REITs – 5.63%
*	Extra Space Storage	67,666	1,464,969
*	Public Storage	98,081	11,505,882
			12,970,851
Shopping Center REITs – 7.83%
*	Acadia Realty Trust	70,140	1,462,419
*	Federal Realty Investment Trust	40,476	3,544,079
*	Kimco Realty	301,979	5,900,669
*	Regency Centers	55,225	2,598,889
*	Tanger Factory Outlet Centers	50,900	1,406,367
*	Weingarten Realty Investors	118,500	3,129,585
			18,042,008

6

	Number of shares	Value
Common Stock (continued)
Single Tenant REIT – 0.44%
* National Retail Properties	38,806	$1,022,150
		1,022,150
Specialty REITs – 1.35%
* Entertainment Properties Trust	33,571	1,598,315
Rayonier	22,838	1,515,530
		3,113,845
Total Common Stock (cost $186,356,813)		222,256,708

Exchange-Traded Fund – 1.14%
* iShares Dow Jones U.S. Real Estate Index Fund	42,376	2,634,940
Total Exchange-Traded Fund (cost $2,477,908)		2,634,940

	Principal amount
≠Short-Term Investments – 1.82%
Discount Notes – 1.82%
Federal Home Loan Bank
0.001% 5/2/11	$3,195,964	3,195,963
0.03% 5/3/11	90,782	90,782
0.037% 5/23/11	116,200	116,200
0.04% 5/9/11	612,480	612,479
0.05% 5/16/11	90,782	90,781
0.06% 6/7/11	86,242	86,242
Total Short-Term Investments (cost $4,192,439)		4,192,447

Total Value of Securities Before Securities
Lending Collateral – 99.45% (cost $193,027,160)		229,084,095

	Number of shares
Securities Lending Collateral** – 23.18%
Investment Companies
BNY Mellon SL DBT II Liquidating Fund	210,733	204,664
Delaware Investments Collateral Fund No.1	53,179,283	53,179,283
†@ Mellon GSL Reinvestment Trust II	580,111	0
Total Securities Lending Collateral (cost $53,970,127)		53,383,947

7

Statement of net assets
Delaware REIT Fund

Total Value of Securities – 122.63%
(cost $246,997,287)	$282,468,042 ©
Obligation to Return Securities
Lending Collateral** – (23.43%)	(53,970,127)
Receivables and Other Assets
Net of Other Liabilities – 0.80%	1,853,088
Net Assets Applicable to 19,214,839
Shares Outstanding – 100.00%	$230,351,003

Net Asset Value – Delaware REIT Fund
Class A ($82,045,561 / 6,850,129 Shares)	$11.98
Net Asset Value – Delaware REIT Fund
Class B ($5,781,059 / 483,457 Shares)	$11.96
Net Asset Value – Delaware REIT Fund
Class C ($20,745,219 / 1,734,118 Shares)	$11.96
Net Asset Value – Delaware REIT Fund
Class R ($6,639,081 / 554,331 Shares)	$11.98
Net Asset Value – Delaware REIT Fund
Institutional Class ($115,140,083 / 9,592,804 Shares)	$12.00

Components of Net Assets at April 30, 2011:
Shares of beneficial interest (unlimited authorization – no par)	$245,435,781
Undistributed net investment income	364,422
Accumulated net realized loss on investments	(50,919,955)
Net unrealized appreciation of investments	35,470,755
Total net assets	$230,351,003

8

*	Fully or partially on loan.
†	Non income producing security.
≠	The rate shown is the effective yield at the time of purchase.
**	See Note 8 in “Notes to financial statements.”
@	Illiquid security. At April 30, 2011, the aggregate amount of illiquid securities was $0, which represented 0.00% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
©	Includes $52,684,889 of securities loaned.

REIT — Real Estate Investment Trust

Net Asset Value and Offering Price Per Share –
Delaware REIT Fund
Net asset value Class A (A)	$11.98
Sales charge (5.75% of offering price) (B)	0.73
Offering price	$12.71

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchase of $50,000 or more.

See accompanying notes, which are an integral part of the financial statements.

9

Statement of operations Delaware REIT Fund	Six Months Ended April 30, 2011 (Unaudited)

Investment Income:
Dividends	$3,473,649
Securities lending income	42,039
Interest	1,458	$3,517,146

Expenses:
Management fees	795,123
Dividend disbursing and transfer agent fees and expenses	423,318
Distribution expenses – Class A	118,038
Distribution expenses – Class B	31,744
Distribution expenses – Class C	95,364
Distribution expenses – Class R	17,801
Reports and statements to shareholders	53,529
Registration fees	43,258
Accounting and administration expenses	41,725
Audit and tax	11,460
Legal fees	6,655
Dues and services	5,852
Trustees’ fees	5,690
Insurance fees	3,800
Custodian fees	3,246
Pricing fees	1,374
Consulting fees	1,168
Trustees’ expenses	418	1,659,563
Less fees waived		(18,141)
Less waived distribution expenses – Class A		(19,673)
Less waived distribution expenses – Class R		(2,967)
Less expense paid indirectly		(977)
Total operating expenses		1,617,805
Net Investment Income		1,899,341

Net Realized and Unrealized Gain on Investments:
Net realized gain on investments		19,622,122
Net change in unrealized appreciation/depreciation of investments		9,473,072
Net Realized and Unrealized Gain on Investments		29,095,194

Net Increase in Net Assets Resulting from Operations		$30,994,535

See accompanying notes, which are an integral part of the financial statements.

10

Statements of changes in net assets
Delaware REIT Fund

	Six Months	Year
	Ended	Ended
	4/30/11	10/31/10
	(Unaudited)
Increase in Net Assets from Operations:
Net investment income	$1,899,341	$3,276,581
Net realized gain on investments	19,622,122	65,363,700
Net change in unrealized
appreciation/depreciation of investments	9,473,072	4,915,772
Net increase in net assets resulting from operations	30,994,535	73,556,053

Dividends and Distributions to shareholders from:
Net investment income:
Class A	(558,372)	(1,509,601)
Class B	(19,871)	(122,646)
Class C	(67,182)	(231,161)
Class R	(35,384)	(82,422)
Institutional Class	(854,110)	(2,458,561)
	(1,534,919)	(4,404,391)

Capital Share Transactions:
Proceeds from shares sold:
Class A	8,447,470	16,852,164
Class B	24,101	87,749
Class C	1,479,006	1,313,361
Class R	1,397,555	2,390,840
Institutional Class	20,623,323	52,397,545

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	507,603	1,374,874
Class B	18,255	110,571
Class C	61,830	210,675
Class R	35,346	82,258
Institutional Class	824,596	2,375,634
	33,419,085	77,195,671

12

	Six Months	Year
	Ended	Ended
	4/30/11	10/31/10
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(20,325,549)	$(22,632,013)
Class B	(2,435,707)	(7,213,848)
Class C	(2,168,376)	(4,723,235)
Class R	(1,303,582)	(1,757,314)
Institutional Class	(16,969,694)	(93,812,092)
	(43,202,908)	(130,138,502)
Decrease in net assets derived from capital
share transactions	(9,783,823)	(52,942,831)
Net Increase in Net Assets	19,675,793	16,208,831

Net Assets:
Beginning of period	210,675,210	194,466,379
End of period (including undistributed
net investment income of $364,422 and
$—, respectively)	$230,351,003	$210,675,210

See accompanying notes, which are an integral part of the financial statements.

13

Financial highlights
Delaware REIT Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income2
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

14

Six Months Ended	Year Ended
4/30/111	10/31/10	10/31/09	10/31/08	10/31/07	10/31/06
(Unaudited)
$10.460	$7.630	$8.200	$17.690	$24.180	$21.390

0.095	0.131	0.221	0.225	0.149	0.351
1.502	2.886	(0.509)	(5.793)	0.372	5.910
1.597	3.017	(0.288)	(5.568)	0.521	6.261

(0.077)	(0.187)	(0.224)	(0.339)	(0.380)	(0.460)
—	—	—	(3.583)	(6.631)	(3.011)
—	—	(0.058)	—	—	—
(0.077)	(0.187)	(0.282)	(3.922)	(7.011)	(3.471)

$11.980	$10.460	$7.630	$8.200	$17.690	$24.180

15.35%	39.84%	(2.97% )	(37.85% )	2.33%	33.45%

$82,046	$82,646	$64,237	$73,445	$153,051	$231,367
1.55%	1.53%	1.48%	1.48%	1.36%	1.34%

1.62%	1.62%	1.88%	1.59%	1.41%	1.39%
1.77%	1.42%	3.38%	1.82%	0.79%	1.65%

1.70%	1.33%	2.98%	1.71%	0.74%	1.60%
76%	175%	174%	115%	82%	60%

15

Financial highlights
Delaware REIT Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income2
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

16

Six Months Ended	Year Ended
4/30/111	10/31/10	10/31/09	10/31/08	10/31/07	10/31/06
(Unaudited)
$10.450	$7.620	$8.190	$17.680	$24.150	$21.360

0.055	0.061	0.173	0.138	0.006	0.191
1.493	2.888	(0.511)	(5.793)	0.373	5.911
1.548	2.949	(0.338)	(5.655)	0.379	6.102

(0.038)	(0.119)	(0.174)	(0.252)	(0.218)	(0.301)
—	—	—	(3.583)	(6.631)	(3.011)
—	—	(0.058)	—	—	—
(0.038)	(0.119)	(0.232)	(3.835)	(6.849)	(3.312)

$11.960	$10.450	$7.620	$8.190	$17.680	$24.150

14.85%	38.88%	(3.73% )	(38.28% )	1.52%	32.50%

$5,781	$7,393	$10,985	$17,831	$48,300	$71,206
2.30%	2.28%	2.23%	2.23%	2.11%	2.09%

2.32%	2.32%	2.58%	2.29%	2.11%	2.09%
1.02%	0.67%	2.63%	1.07%	0.04%	0.90%

1.00%	0.63%	2.28%	1.01%	0.04%	0.90%
76%	175%	174%	115%	82%	60%

17

Financial highlights
Delaware REIT Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income2
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

18

Six Months Ended	Year Ended
4/30/111	10/31/10	10/31/09	10/31/08	10/31/07	10/31/06
(Unaudited)
$10.450	$7.620	$8.190	$17.680	$24.150	$21.370

0.055	0.062	0.173	0.136	0.006	0.191
1.493	2.887	(0.511)	(5.791)	0.373	5.901
1.548	2.949	(0.338)	(5.655)	0.379	6.092

(0.038)	(0.119)	(0.174)	(0.252)	(0.218)	(0.301)
—	—	—	(3.583)	(6.631)	(3.011)
—	—	(0.058)	—	—	—
(0.038)	(0.119)	(0.232)	(3.835)	(6.849)	(3.312)

$11.960	$10.450	$7.620	$8.190	$17.680	$24.150

14.85%	38.88%	(3.73% )	(38.33% )	1.58%	32.43%

$20,745	$18,713	$16,314	$22,695	$50,819	$71,614
2.30%	2.28%	2.23%	2.23%	2.11%	2.09%

2.32%	2.32%	2.58%	2.29%	2.11%	2.09%
1.02%	0.67%	2.63%	1.07%	0.04%	0.90%

1.00%	0.63%	2.28%	1.01%	0.04%	0.90%
76%	175%	174%	115%	82%	60%

19

Financial highlights
Delaware REIT Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income2
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

20

Six Months Ended	Year Ended
4/30/111	10/31/10	10/31/09	10/31/08	10/31/07	10/31/06
(Unaudited)
$10.460	$7.630	$8.200	$17.690	$24.180	$21.390

0.082	0.109	0.205	0.191	0.102	0.297
1.502	2.885	(0.509)	(5.789)	0.363	5.913
1.584	2.994	(0.304)	(5.598)	0.465	6.210

(0.064)	(0.164)	(0.208)	(0.309)	(0.324)	(0.409)
—	—	—	(3.583)	(6.631)	(3.011)
—	—	(0.058)	—	—	—
(0.064)	(0.164)	(0.266)	(3.892)	(6.955)	(3.420)

$11.980	$10.460	$7.630	$8.200	$17.690	$24.180

15.21%	39.50%	(3.21% )	(38.00% )	2.03%	33.13%

$6,639	$5,680	$3,596	$3,395	$5,734	$7,107
1.80%	1.78%	1.73%	1.73%	1.61%	1.59%

1.92%	1.92%	2.18%	1.89%	1.71%	1.69%
1.52%	1.17%	3.13%	1.57%	0.54%	1.40%

1.40%	1.03%	2.68%	1.41%	0.44%	1.30%
76%	175%	174%	115%	82%	60%

21

Financial highlights
Delaware REIT Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income2
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

22

Six Months Ended	Year Ended
4/30/111	10/31/10	10/31/09	10/31/08	10/31/07	10/31/06
(Unaudited)
$10.480	$7.640	$8.220	$17.710	$24.210	$21.410

0.109	0.155	0.238	0.247	0.196	0.404
1.502	2.893	(0.520)	(5.784)	0.366	5.923
1.611	3.048	(0.282)	(5.537)	0.562	6.327

(0.091)	(0.208)	(0.240)	(0.370)	(0.431)	(0.516)
—	—	—	(3.583)	(6.631)	(3.011)
—	—	(0.058)	—	—	—
(0.091)	(0.208)	(0.298)	(3.953)	(7.062)	(3.527)

$12.000	$10.480	$7.640	$8.220	$17.710	$24.210

15.47%	40.23%	(2.72% )	(37.66% )	2.56%	33.81%

$115,140	$96,243	$99,334	$87,430	$106,145	$32,166
1.30%	1.28%	1.23%	1.23%	1.11%	1.09%

1.32%	1.32%	1.58%	1.29%	1.11%	1.09%
2.02%	1.67%	3.63%	2.07%	1.04%	1.90%

2.00%	1.63%	3.28%	2.01%	1.04%	1.90%
76%	175%	174%	115%	82%	60%

23

Notes to financial statements
Delaware REIT Fund	April 30, 2011 (Unaudited)

The Real Estate Investment Trust Portfolio (Delaware REIT Fund or Fund) is a series of Delaware Pooled® Trust (Trust), which is organized as a Delaware statutory trust. The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. This report contains information relating only to the Delaware REIT Fund. All other Delaware Pooled Trust portfolios are included in a separate report.

The investment objectives of the Fund are to seek maximum long-term total return, with capital appreciation as a secondary objective. It seeks to achieve its objectives by investing primarily in securities of companies principally engaged in the real estate industry.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Investment company securities are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements,

24

aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (October 31, 2007–October 31, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At April 30, 2011, the Fund held no investments in repurchase agreements.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs)

25

Notes to financial statements
Delaware REIT Fund

1. Significant Accounting Policies (continued)

are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, annually. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended April 30, 2011.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended April 30, 2011.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended April 30, 2011, the Fund earned $977 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion and 0.60% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan and certain other expenses) do not exceed 1.30% of average daily net assets of the Fund through February 28, 2012. This waiver and reimbursement may only be terminated by agreement of the Manager and the Fund. This expense waiver and reimbursement apply only to expenses paid directly to the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The

26

fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended April 30, 2011, the Fund was charged $5,254 for these services.

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and Class C shares and 0.60% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to limit the Class A and Class R shares’ 12b-1 fees through February 28, 2012 to no more than 0.25% and 0.50%, respectively, of the classes’ average daily net assets.

At April 30, 2011, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$133,754
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	28,880
Distribution fees payable to DDLP	39,678
Other expenses payable to DMC and affiliates*	13,714

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended April 30, 2011, the Fund was charged $397 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the six months ended April 30, 2011, DDLP earned $6,583 for commissions on sales of the Fund’s Class A shares. For the six months ended April 30, 2011, DDLP received gross CDSC commissions of $0, $991 and $243 on redemptions of the Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the six months ended April 30, 2011, the Fund made purchases of $161,206,242 and sales of $173,919,980 of investment securities other than short-term investments.

27

Notes to financial statements
Delaware REIT Fund

3. Investments (continued)

At April 30, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At April 30, 2011, the cost of investments was $260,098,831. At April 30, 2011, net unrealized appreciation was $22,369,211, of which $35,296,273 related to unrealized appreciation of investments and $12,927,062 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of April 30, 2011:

	Level 1	Level 2	Level 3	Total
Common Stock	$222,256,708	$—	$—	$222,256,708
Exchange-Traded Fund	2,634,940	—	—	2,634,940
Short-Term Investments	—	4,192,447	—	4,192,447
Securities Lending Collateral	—	53,383,947	—	53,383,947
Total	$224,891,648	$57,576,394	$—	$282,468,042

28

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Lending
Collateral
Balance as of 10/31/10	$31,590
Sales	(30,919)
Net change in unrealized appreciation/depreciation	(671)
Balance as of 4/30/11	$—

Net change in unrealized appreciation/depreciation
from investments still held as of 4/30/11	$(29,991)

During the six months ended April 30, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended April 30, 2011 and the year ended October 31, 2010 was as follows:

	Six Months	Year
	Ended	Ended
	4/30/11*	10/31/10
Ordinary income	$1,534,919	$4,404,391

*Tax information for the six months ended April 30, 2011 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of April 30, 2011, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$245,435,781
Undistributed ordinary income	364,422
Realized gains 11/1/10–4/30/11	12,577,237
Capital loss carryforwards as of 10/31/10	(50,395,648)
Unrealized appreciation of investments	22,369,211
Net assets	$230,351,003

29

Notes to financial statements
Delaware REIT Fund

5. Components of Net Assets on a Tax Basis (continued)

The undistributed earnings for the Delaware REIT Fund are estimated pending final notification of the tax character of distributions received from investments in REITs.

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at October 31, 2010 will expire as follows: $50,395,648 expires in 2017.

For the six months ended April 30, 2011, the Fund had capital gains of $12,577,237, which may reduce the capital loss carryforwards.

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	4/30/11	10/31/10
Shares sold:
Class A	779,971	1,792,835
Class B	2,202	8,865
Class C	136,485	142,522
Class R	127,554	254,887
Institutional Class	1,892,395	5,600,897

Shares issued upon reinvestment of dividends and distributions:
Class A	47,034	146,361
Class B	1,684	11,885
Class C	5,691	22,451
Class R	3,264	8,730
Institutional Class	76,110	253,180
	3,072,390	8,242,613
Shares repurchased:
Class A	(1,876,913)	(2,459,341)
Class B	(228,180)	(754,876)
Class C	(198,763)	(514,716)
Class R	(119,472)	(191,969)
Institutional Class	(1,555,423)	(9,673,184)
	(3,978,751)	(13,594,086)
Net decrease	(906,361)	(5,351,473)

30

For the six months ended April 30, 2011 and the year ended October 31, 2010, 116,703 Class B shares were converted to 116,372 Class A shares valued at $1,234,147 and 470,992 Class B shares were converted to 469,869 Class A shares valued at $4,596,472, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table on page 30 and the statements of changes in net assets.

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $35,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. The line of credit expired on November 16, 2010.

Effective as of November 16, 2010, the Fund along with the other Participants entered into an amendment to the agreement with BNY Mellon for a $50,000,000 revolving line of credit. The agreement as amended is to be used as described above and operates in substantially the same manner as the original agreement. The new line of credit under the agreement as amended expires on November 15, 2011. The Fund had no amounts outstanding as of April 30, 2011, or at any time during the period then ended.

8. Securities Lending

The Fund, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and

31

Notes to financial statements
Delaware REIT Fund

8. Securities Lending (continued)

other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Fund’s previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At April 30, 2011, the value of securities on loan was $52,684,889, for which the Fund received collateral, comprised of securities collateral valued at $134,960 and cash collateral of $53,970,127. At April 30, 2011, the value of invested collateral was $53,383,947. Investments purchased with cash collateral are presented on the statement of net assets under the caption “Securities Lending Collateral.”

32

9. Credit and Market Risk

The Fund concentrates its investments in the real estate industry and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Fund is also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of April 30, 2011, there were no Rule 144A securities. Illiquid securities have been identified on the statement of net assets.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had any prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Subsequent Events

Management has determined no material events or transactions occurred subsequent to April 30, 2011 that would require recognition or disclosure in the Fund’s financial statements.

33

Other Fund information
(Unaudited)
Delaware REIT Fund

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP ( E&Y) has resigned as the independent registered public accounting firm for Delaware Pooled® Trust (the Trust) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Trust, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (PwC) to serve as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2010. During the fiscal years ended October 31, 2009 and 2008, E&Y’s audit reports on the financial statements of the Trust did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trust and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Trust nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Trust’s financial statements.

34

About the organization

Board of trustees
Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments®
Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Drexel University
Philadelphia, PA
	Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA	Ann R. Leven Consultant ARL Associates New York, NY Thomas F. Madison President and Chief Executive Officer MLM Partners, Inc. Minneapolis, MN	Janet L. Yeomans Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers
David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Senior Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware REIT Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware REIT Fund and the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com.

The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s Web site at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s Web site at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at www.delawareinvestments.com; and (ii) on the SEC’s Web site at www.sec.gov.

36

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)	(1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: DELAWARE POOLED® TRUST

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	July 1, 2011

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	July 1, 2011

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	July 1, 2011